As filed with the Securities and Exchange Commission on
             April 3, 1997     (File No. 2-17613)

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933                     Post-Effective Amendment No.    92
[ X ]

                                         and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                  Amendment No.      [ X ]

                                       IVY FUND
                  (Exact Name of Registrant as Specified in
Charter)

                              Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800)
777-6472

                                  C. William Ferris
                         Mackenzie Investment Management Inc.
                         Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Joseph R. Fleming, Esq.
                                Dechert Price & Rhoads
                      Ten Post Office Square, South - Suite 1230
                                Boston, MA  02109

          [ X ]        It is proposed that this Post-Effective
Amendment                     become effective on May 7, 1997
pursuant to                     subparagraph (d)(2)(i)(B) of Rule
485.

             The Registrant has elected to register an indefinite
number of           shares of beneficial interest under the
Securities Act of 1933           pursuant to Rule 24f-2 under the
Investment Company Act of 1940;           accordingly, no fee is
payable herewith.  The Registrant filed on           February 20,
1997 its notice pursuant to Rule 24f-2 for the Registrant's most recent fiscal year ended December 31, 1996.

          The total number of pages is __________.
          The exhibit index is on page __________.
















          THIS POST-EFFECTIVE AMENDMENT NO. 92 IS BEING FILED
SOLELY IN           ORDER TO DESIGNATE A NEW EFFECTIVE DATE FOR
POST-EFFECTIVE

          AMENDMENT NO. 90, WHICH WAS FILED PURSUANT TO RULE
485(a)(2) on           JANUARY 21, 1997 WITH A DESIGNATED
EFFECTIVE DATE OF APRIL 7,

          1997 AND IN WHICH A NEW SERIES OF THE TRUST DESIGNATED
AS IVY           PAN-EUROPE FUND WAS ADDED TO THE TRUST AS A NEW
SERIES.  AS SUCH,

          THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
THAT ARE           INCLUDED IN THIS POST-EFFECTIVE AMENDMENT NO.
92 ARE TO BE USED

          CONCURRENTLY WITH AND SEPARATELY FROM EACH PROSPECTUS
AND           STATEMENT OF ADDITIONAL INFORMATION FOR THE OTHER
16 SERIES

          OFFERED BY THE REGISTRANT, WHICH ARE INCORPORATED BY
REFERENCE TO           THIS FILING.















































                                       IVY FUND

                                CROSS REFERENCE SHEET

               Post-Effective Amendment No. 92 contains the
Prospectus and           Statement of Additional Information to
be used with Ivy Pan-          Europe Fund, one of the seventeen
series of Ivy Fund (the           "Registrant").  The other
sixteen series of the Registrant are           described in four
separate prospectuses and statements of           additional
information, which are not included herewith but are incorporated by reference herein.

                             Items Required by Form N-1A

          PART A:

          1    COVER PAGE:  Cover Page

          2    SYNOPSIS:  Not Applicable

          3    CONDENSED FINANCIAL INFORMATION:  Schedule of Fees

          4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
Objectives                and Policies; Risk Factors and
Investment Techniques

          5    MANAGEMENT OF THE FUND:  Organization and
Management of the                Fund; Investment Manager

          6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
Taxes

          7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
Shares;                How Your Purchase Price is Determined; How
the Fund Values                its Shares

          8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
Minimum                Account Balance Requirements; Tax
Identification Number;                Certificates; Exchange
Privilege; Reinvestment Privilege

          9    PENDING LEGAL PROCEEDINGS:  Not Applicable


          PART B:

          10   COVER PAGE:  Cover Page

          11   TABLE OF CONTENTS:  Table of Contents

          12   GENERAL INFORMATION AND HISTORY:  Investment
Objectives and                Policies

          13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
Objectives                and Policies; Investment Restrictions;
Additional                Restrictions













          14   MANAGEMENT OF THE FUND:  Trustees and Officers;
Investment                Advisory and Other Services

          15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES:                 Trustees and Officers; Capitalization
and Voting Rights

          16   INVESTMENT ADVISORY AND OTHER SERVICES:
Investment Advisory                and Other Services

          17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
Brokerage                Allocation; Portfolio Turnover

          18   CAPITAL STOCK AND OTHER SECURITIES:
Capitalization and                Voting Rights

          19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
BEING                OFFERED:  Net Asset Value; Redemptions

          20   TAX STATUS:  Taxation

          21   UNDERWRITERS:  Investment Advisory and Other
Services

          22   CALCULATION OF PERFORMANCE DATA:  Performance
Information

          23   FINANCIAL STATEMENTS:  Financial Statements









































          PROSPECTUS                                     May
____, 1997

          IVY PAN-EUROPE FUND

               Ivy Fund (the "Trust") is a registered investment
company           currently consisting of seventeen separate
portfolios. One of           these portfolios, Ivy Pan-Europe
Fund (the "Fund"), is described           in this Prospectus.

               This Prospectus sets forth concisely the
information about           the Fund that a prospective investor
should know before           investing. Please read it carefully
and retain it for future           reference. Additional
information about the Fund is contained in           the
Statement of Additional Information for the Fund dated May
  ____, 1997 (the "SAI"), which has been filed with the
Securities           and Exchange Commission (the "SEC") and is
incorporated by           reference into this Prospectus. The SAI
is available upon request           and without charge from the
Trust at the Distributor's address           and telephone number
below.  The SEC maintains a web site
(http://www.sec.gov) that contains the SAI and other material incorporated by reference.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES           COMMISSION NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY           STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY           OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

          TABLE OF CONTENTS
          Expense Information . . . . . . . . . . . . . . . . . .
 . . . . .           Investment Objectives and Policies  . . . . .
 . . . . . . . . . .           Risk Factors and Investment
Techniques  . . . . . . . . . . . . .           Organization and
Management of the Fund . . . . . . . . . . . . .
Investment Manager  . . . . . . . . . . . . . . . . . . . . . . .
         Fund Administration and Accounting  . . . . . . . . . .
 . . . . .           Transfer Agent  . . . . . . . . . . . . . . .
 . . . . . . . . . .           Alternative Purchase Arrangements .
 . . . . . . . . . . . . . . .           Dividends and Taxes . . .
 . . . . . . . . . . . . . . . . . . . .           Performance
Data  . . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
         How Your Purchase Price is Determined . . . . . . . . .
 . . . . .           How The Fund Values its Shares  . . . . . . .
 . . . . . . . . . .           Initial Sales Charge Alternative-
Class A Shares . . . . . . . . .           Contingent Deferred
Sales Charge-Class A Shares . . . . . . . . .
Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . .
         Contingent Deferred Sales Charge Alternative-Class B and
Class C           Shares  . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           How to Redeem Share . . . . . . . . .
 . . . . . . . . . . . . . .           Minimum Account Balance
Requirements  . . . . . . . . . . . . . .           Signature
Guarantees  . . . . . . . . . . . . . . . . . . . . . .
Choosing a Distribution Option  . . . . . . . . . . . . . . . . .
         Tax Identification Number . . . . . . . . . . . . . . .
 . . . . .           Certificates  . . . . . . . . . . . . . . . .
 . . . . . . . . . .












          Exchange Privilege  . . . . . . . . . . . . . . . . . .
 . . . . .           Reinvestment Privilege  . . . . . . . . . . .
 . . . . . . . . . .           Systematic Withdrawal Plan  . . . .
 . . . . . . . . . . . . . . .           Automatic Investment
Method . . . . . . . . . . . . . . . . . . .
Consolidated Account Statements . . . . . . . . . . . . . . . . .
         Retirement Plans  . . . . . . . . . . . . . . . . . . .
 . . . . .           Shareholder Inquiries . . . . . . . . . . . .
 . . . . . . . . . .


          BOARD OF TRUSTEES
          John S. Anderegg, Jr.
          Paul H. Broyhill
          Keith J. Carlson
          Stanley Channick
          Frank W. DeFriece, Jr.
          Roy J. Glauber
          Michael G. Landry
          Joseph G. Rosenthal
          Richard N. Silverman
          J. Brendan Swan

          OFFICERS
          Michael G. Landry, Chairman
          Keith J. Carlson, President
          James W. Broadfoot, Vice President
          C. William Ferris, Secretary/Treasurer

          LEGAL COUNSEL
          Dechert Price & Rhoads
          Boston, MA

          CUSTODIAN
          Brown Brothers Harriman & Co.
          Boston, MA

          TRANSFER AGENT
          Ivy Mackenzie Services Corp.
          P.O. Box 3022
          Boca Raton, FL
          33431-0922
          1-800-777-6472

             AUDITORS
          Coopers & Lybrand L.L.P.
          Ft. Lauderdale, FL

          INVESTMENT MANAGER
          Ivy Management Inc.
          700 South Federal Highway
          Boca Raton, FL 33432
          1-800-456-5111















          DISTRIBUTOR
          Ivy Mackenzie Distributors, Inc.
          Via Mizner Financial Plaza
          700 South Federal Highway
          Boca Raton, FL 33432
          1-800-456-5111




























































          EXPENSE INFORMATION

               The tables and examples below are designed to
assist you in           understanding the various costs and
expenses that you will bear           directly or indirectly as
an investor in the Fund. The           information is based on
estimated amounts for the current fiscal           year.

                           SHAREHOLDER TRANSACTION EXPENSES


MAXIMUM                                                   MAXIMUM
    CONTINGENT
SALES LOAD     DEFERRED
      IMPOSED ON   SALES CHARGE
              PURCHASES     (AS A % OF
                     (AS A % OF     ORIGINAL
                            OFFERING      PURCHASE
                                   PRICE)        PRICE)

             Class A . . . . . . . . . . . . .    5.75%(1)
None(2)              Class B . . . . . . . . . . . . .      None
     5.00%(3)

             Class C . . . . . . . . . . . . .      None
1.00%(4)

          The Fund does not charge a redemption fee, an exchange
fee, or a           sales load on reinvested dividends.

          (1)  Class A shares may be purchased under a variety of
plans                that provide for the reduction or
elimination of the sales                charge.
          (2)  A contingent deferred sales charge ("CDSC") may
apply to the                redemption of Class A shares that are
purchased without an                initial sales charge. See
"Purchases of Class A Shares at                Net Asset Value"
and "Contingent Deferred Sales Charge --               Class A
Shares."
          (3)  The maximum CDSC on Class B shares applies to
redemptions                during the first year after purchase.
The charge declines to                4% during the second year;
3% during the third and fourth                years; 2% during
the fifth year; 1% during the sixth year;                and 0%
in the seventh year and thereafter.
          (4)  The CDSC on Class C shares applies to redemptions
during the                first year after purchase.
























                            ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average net assets)



TOTAL FUND                             MANAGE-
OTHER       OPERATING                             MENT FEES
      EXPENSES    EXPENSES                             (AFTER
12B-1       (AFTER      (AFTER
EXPENSE    SERVICE/    EXPENSE     EXPENSE
    REIMBURSE  DISTRIBU-   REIMBURSE-  REIMBURSE-
          MENTS)(1)  TION FEES   MENTS)(1)   MENTS)(1)

             Class A . . .  1.00%      0.25%       0.95%
2.20%              Class B . . .  1.00%      1.00%(2)    0.95%
  2.95%

             Class C . . .  1.00%      1.00%(2)    0.95%
2.95%


          (1)  Ivy Management Inc. ("IMI") currently limits Total
Fund                Operating Expenses (excluding Rule 12b-1
fees) to an annual                rate of 1.95% of the Fund's
average net assets.  Without                reimbursements,
"Total Fund Operating Expenses" may                increase.

          (2)  Long-term investors may, as a result of the Fund's
12b-1                fees, pay more than the economic equivalent
of the maximum front-               end sales charge permitted by
the Rules of Fair Practice of                the National
Association of Securities Dealers, Inc.







































                                       EXAMPLES

               The following table lists the expenses that an
investor           would pay on a $1,000 investment, assuming (1)
5% annual return           and (2) unless otherwise noted,
redemption at the end of each           time period. These
examples further assume reinvestment of all           dividends
and distributions, and that the percentage amounts
under "Total Fund Operating Expenses"** remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF           PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
HIGHER OR LOWER           THAN THOSE SHOWN.


                                                         1 YEAR
3 YEARS

           Class A Shares* . . . . . . . . . . . . . .   $79
$122            Class B Shares  . . . . . . . . . . . . . .
$80(1)    $121(2)

           Class B Shares (no redemption)  . . . . . .   $30
$91            Class C Shares  . . . . . . . . . . . . . .
$40(3)    $91            Class C Shares (no redemption)  . . . .
 . .   $30       $91



            *  Assumes deduction of the maximum 5.75% initial
sales charge                at the time of purchase and no
deduction of a CDSC at the                time of redemption.
          **   Based on Total Fund Operating Expenses net of
expense                reimbursements (see "Annual Fund Operating
Expenses" Table,                above).

          (1)  Assumes deduction of a 5% CDSC at the time of
redemption.           (2)  Assumes deduction of a 3% CDSC at the
time of redemption.           (3)  Assumes deduction of a 1% CDSC
at the time of redemption.

               The purpose of the forefoing table is to assist an
investor           in understanding the various costs that he or
she will bear           directly or indirectly.  The information
presented in the           preceding table does not reflect the
charge of $10 per           transaction that would apply if a
shareholder elects to have           redemption proceeds wired to
his or her bank account. For a more           detailed discussion
of the Fund's fees and expenses, see the           following
sections of this Prospectus: "Organization and
Management of the Fund," "Initial Sales Charge Alternative --
    Class A Shares" and "Contingent Deferred Sales Charge
Alternative           -- Class B and Class C Shares"; and
"Investment Advisory and           Other Services" in the
SAI.


















          INVESTMENT OBJECTIVES AND POLICIES

               The Fund's principal investment objective is long-
term           capital growth.  Consideration of current income
is secondary to           this principal objective.  The Fund
seeks to achieve its           investment objective by investing
primarily in the equity           securities of companies
domiciled or otherwise doing business (as           described
below) in European countries.  The Fund's investment
objective is fundamental and may not be changed without the
   approval of a majority of the Fund's outstanding voting shares
         (as defined under the Investment Company Act of 1940).
Except for           the Fund's investment objective and those
investment restrictions           specifically identified as
fundamental, all investment policies           and practices
described in this Prospectus and in the SAI are           non-
fundamental, and may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund's objective will be met. The different types of securities
and           investment techniques used by the Fund involve
varying degrees of           risk. For information about the
particular risks associated with           each type of
investment, see "Risk Factors and Investment
Techniques," below, and the SAI.

               Whenever an investment objective, policy or
restriction of           the Fund described in this Prospectus or
in the SAI states a           maximum percentage of assets that
may be invested in a security           or other asset or
describes a policy regarding quality standards,           that
percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. For example, if a percentage limitation is
adhered to at           the time of investment, a later increase
or decrease in the           percentage that results from
circumstances not involving any           affirmative action by
the Fund will not be considered a           violation.

               Under normal circumstances, the Fund will invest
at least           65% of its total assets in the equity
securities of "European           companies," which include any
issuer (a) that is organized under           the laws of a
European country; (b) that derives 50% or more of           its
total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the
principal           trading market is in Europe.  The Fund may
also invest up to 35%           of its total assets in the equity
securities of issuers domiciled           outside of Europe.  The
equity securities in which the Fund may           invest include
common stock, preferred stock and common stock
equivalents such as warrants and convertible debt securities.
      The Fund may also invest in sponsored or unsponsored
American           Depository Receipts ("ADRs"), European
Depository Receipts           ("EDRs"), Global Depository
Receipts ("GDRs"), American           Depository Shares ("ADSs"),
European Depository Shares ("EDSs")           and Global
Depository Shares ("GDSs"). The Fund does not expect to concentrate its investments in any particular industry.

               The Fund may invest up to 35% of its net assets in
debt           securities, but will not invest more than 20% of
its net assets












          in debt securities rated Ba or below by Moody's
Investor           Services, Inc. ("Moody's") or BB or below by
Standard & Poor's           Corporation ("S&P") (commonly
referred to as "high yield" or           "junk" bonds), or if
unrated, are considered by IMI to be of           comparable
quality.   The Fund may also purchase securities on a
"when-issued" or firm commitment basis, engage in foreign
 currency exchange transactions and enter into forward foreign currency contracts.  In addition, the Fund may invest up to
5% of           its net assets in zero coupon bonds.

               For temporary defensive purposes or when IMI
believes that           circumstances warrant, the Fund may
invest without limit in U.S.           Government securities,
investment-grade debt securities (i.e.,           those rated Baa
or higher by Moody's or BBB or higher by S&P, or           if
unrated, are considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of
deposit, time           deposits and bankers' acceptances),
short-term notes, repurchase           agreements, and domestic
or foreign commercial paper (which, if           issued by a
corporation, must be rated Prime-1 by Moody's or A-1           by
S&P, or if unrated has been issued by a company that at the
   time of investment has an outstanding debt issue rated AAA or
AA           by S&P or Aaa or Aa by Moody's).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           total assets.
The Fund may also invest (i) up to 10% of its           total
assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
(and options on)           stock index and foreign currency
futures contracts, provided that           the Fund's aggregate
investment in such contracts does not exceed           15% of its
total assets.

          RISK FACTORS AND INVESTMENT TECHNIQUES

               BANK OBLIGATIONS:  The bank obligations in which
the Fund           may invest include certificates of deposit,
bankers' acceptances,           and other short-term debt
obligations. Investments in           certificates of deposit and
bankers' acceptances are limited to           obligations of (i)
banks having total assets in excess of $1           billion and
(ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance
    Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of
Federal or           state-chartered institutions whose total
assets exceed $1 billion           and whose deposits are insured
by the FDIC.

               BORROWING:  Borrowing may exaggerate the effect on
the           Fund's net asset value of any increase or decrease
in the value           of the Fund's portfolio securities. Money
borrowed will be           subject to interest costs (which may
include commitment fees           and/or the cost of maintaining
minimum average balances).

               COMMERCIAL PAPER:  Commercial paper represents
short-term           unsecured promissory notes issued in bearer
form by bank holding           companies, corporations, and
finance companies. The Fund's           investments in commercial
paper are limited to obligations rated           A-1 by S&P or
Prime-1 by Moody's or, if not rated, are issued by companies having an outstanding debt issue currently rated Aaa or
         Aa by Moody's or AAA or AA by S&P.

               CONVERTIBLE SECURITIES:  The convertible
securities in which           the Fund may invest include
corporate bonds, notes, debentures           and other securities
convertible into common stocks. Because           convertible
securities can be converted into equity securities,
their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities
usually           provide a higher yield than the underlying
equity, however, so           that the price decline of a
convertible security may sometimes be           less substantial
than that of the underlying equity security.

               DEBT SECURITIES, IN GENERAL:  Investment in debt
securities,           including municipal securities, involves
both interest rate and           credit risk. Generally, the
value of debt instruments rises and           falls inversely
with fluctuations in interest rates. As interest           rates
decline, the value of debt securities generally increases.
  Conversely, rising interest rates tend to cause the value of
debt           securities to decrease. Bonds with longer
maturities generally           are more volatile than bonds with
shorter maturities. The market           value of debt securities
also varies according to the relative           financial
condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

                    U.S. GOVERNMENT SECURITIES:  U.S. Government
securities           are obligations of, or guaranteed by, the
U.S. Government, its           agencies or instrumentalities.
Such securities include: (1)           direct obligations of the
U.S. Treasury (such as Treasury bills,           notes, and
bonds) and (2) Federal agency obligations guaranteed           as
to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When
such           securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality. U.S.           Government securities
that are not held to maturity are subject













          to variations in market value caused by fluctuations in
interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans. Although the mortgage           loans in the pool will
have maturities of up to 30 years, the           actual average
life of the loans typically will be substantially           less
because the mortgages will be subject to principal
amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to
increase,           thereby shortening the actual average life of
the security.           Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the security's actual average           life (and increasing the
security's price volatility). Since it           is not possible
to predict accurately the average life of a           particular
pool, and because prepayments are reinvested at           current
rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

                    INVESTMENT-GRADE DEBT SECURITIES:   Bonds
rated Aaa by           Moody's and AAA by S&P are judged to be of
the best quality           (i.e., capacity to pay interest and
repay principal is extremely           strong).  Bonds rated
Aa/AA are considered to be of high quality           (i.e.,
capacity to pay interest and repay interest is very strong
  and differs from the highest rated issues only to a small
   degree).  Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that
suggest a           susceptibility to the adverse effects of
changes in circumstances           and economic conditions than
debt in higher rated categories.            Bonds rated Baa/BBB
(considered by Moody's to be "medium grade"
obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective
elements may           be lacking (i.e., such bonds lack
outstanding investment           characteristics and have some
speculative characteristics).

                    LOW-RATED DEBT SECURITIES:  Securities rated
lower than           Baa by Moody's or BBB by S&P and comparable
unrated securities           (commonly referred to as "high
yield" or "junk" bonds) are           considered by major credit-
rating organizations to have           predominately speculative
characteristics with respect to the           issuer's capacity
to pay interest and repay principal.  Investors           in the
Fund should be willing to accept the special risks associated with these types of securities.

               While high yield debt securities are likely to
have some           quality and protective characteristics, these
qualities are           largely outweighed by the risk of
exposure to adverse conditions           and other uncertainties.
Accordingly, investments in such           securities, while
generally providing for greater income and           potential
opportunity for gain than investments in higher-rated
securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer) and generally
involve           greater price volatility than securities in
higher rating           categories.  IMI seeks to reduce risk
through diversification












          (including investments in foreign securities), credit
analysis           and attention to current developments and
trends in both the           economy and financial markets.
Should the rating of a portfolio           security be
downgraded, IMI will determine whether it is in the
Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in
which case           IMI most likely would dispose of the
security based on then           existing market conditions).
For additional information           regarding the risks
associated with investing in high yield           bonds, see the
SAI (particularly Appendix A thereto, which           contains a
more complete description of the ratings assigned by Moody's and S&P).

               FOREIGN SECURITIES:  The foreign securities in
which the           Fund invests may include non-U.S. dollar-
denominated securities,           Eurodollar securities,
sponsored or unsponsored ADRs, GDRs, EDRs,           ADSs, GDSs
and EDSs, and debt securities issued, assumed or
guaranteed by foreign governments (or political subdivisions or instrumentalities thereof).  Investors should consider
carefully           the special risks that arise in connection
with investing in           securities issued by companies and
governments of foreign nations           (especially in countries
with emerging or developing economies),           which are in
addition to those risks that are associated with the Fund's other types of investments.

               In many foreign countries (especially in emerging
market           countries, such as those located in parts of
Eastern Europe),           there is less regulation of business
and industry practices,           stock exchanges, brokers and
listed companies than in the United           States. For
example, foreign companies are not generally subject           to
uniform accounting and financial reporting standards, and
 foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and
foreign           securities markets of many of the countries in
which the Fund may           invest may be smaller, less liquid
and subject to greater price           volatility than those in
the United States.  Generally, price           fluctuations in
the Fund's foreign security holdings are likely           to be
high relative to those of securities issued in the United
 States.

               Other risks include the possibility of
expropriation,           nationalization or confiscatory
taxation, foreign exchange           controls (which may include
suspension of the ability to transfer           currency from a
given country), difficulties in pricing, default           in
foreign government securities, high rates of inflation (especially in emerging markets countries), difficulties in enforcing foreign judgments, political or social instability,
or           other developments that could adversely affect the
Fund's foreign           investments.

               The risks of investing in foreign securities are
likely to           be intensified in the case of investments in
issuers domiciled or           doing substantial business in
countries with emerging or












          developing economies ("emerging markets"). For example,
countries           with emerging markets (such as those located
in parts of Eastern           Europe) may have relatively
unstable governments and therefore be           susceptible to
sudden adverse government action (such as
nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security
prices           in emerging markets can also be significantly
more volatile than           in the more developed nations of the
world, and communications           between the U.S. and emerging
market countries may be unreliable,           increasing the risk
of delayed settlements of portfolio           transactions or
loss of certificates for portfolio securities.           Delayed
settlements could cause the Fund to miss attractive
investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many
emerging           markets have experienced and continue to
experience especially           high rates of inflation. In
certain countries, inflation has at           times accelerated
rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

               In recent years, many emerging market countries
have           undergone political changes that have reduced
government's role           in economic and personal affairs and
have stimulated investment           and growth.  In order for
these emerging economies to continue to           expand and
develop industry, infrastructures and currency
reserves, continued influx of capital is essential.
Historically, there is a strong direct correlation between
  economic growth and stock market returns.  While this is no guarantee of future performance, IMI believes that
investment           opportunities (particularly in the energy,
environmental           services, natural resources, basic
materials, power,           telecommunications and transportation
industries) may result           within the evolving economies of
emerging market countries from           which the Fund and its
shareholders will benefit.  IMI believes           that similar
investment opportunities will be crated for           companies
involved in providing consumer goods and services
(e.g., food, beverages, autos, housing, tourism and leisure, and merchandising).

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS:  The Fund
usually           effects its currency exchange transactions on a
spot (i.e., cash)           basis at the spot rate prevailing in
the foreign exchange market.           However, some price spread
on currency exchange (e.g., to cover           service charges)
is usually incurred when the Fund converts           assets from
one currency to another. The Fund may also be           affected
unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

               FORWARD FOREIGN CURRENCY CONTRACTS:  A forward
foreign           currency contract involves an obligation to
purchase or sell a           specific currency at a future date
at a predetermined price.           Although these contracts are
intended to minimize the risk of           loss due to a decline
in the value of the hedged currencies, they












          also tend to limit any potential gain that might result
should           the value of the currencies increase. In
addition, there may be           an imperfect correlation between
the Fund's portfolio holdings of           securities denominated
in a particular currency and forward           contracts entered
into by the Fund, which may prevent the Fund           from
achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

               OPTIONS AND FUTURES TRANSACTIONS:  The Fund may
use various           techniques to increase or decrease their
exposure to changing           security prices, currency exchange
rates, commodity prices, or           other factors that affect
the value of the Fund's securities.           These techniques
may involve derivative transactions such as           purchasing
put and call options, selling put and call options,           and
engaging in transactions in currency rate futures, stock index futures and related options.

               The Fund may invest in options on stock indices
and on           individual securities in accordance with its
stated investment           objective and policies (see above). A
put option is a short-term           contract that gives the
purchaser of the option, in return for a           premium, the
right to sell the underlying security or currency to
the seller of the option at a specified price during the term of the option. A call option is a short-term contract that
gives the           purchaser the right to buy the underlying
security or currency           from the seller of the option at a
specified price during the           term of the option. An
option on a stock index gives the           purchaser the right
to receive from the seller cash equal to the           difference
between the closing price of the index and the           exercise
price of the option.

               The Fund may also enter into futures transactions
in           accordance with its stated investment objective and
policies. An           interest rate futures contract is an
agreement between two           parties to buy or sell a
specified debt security at a set price           on a future
date. A stock index futures contract is an agreement           to
take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

               Investors should be aware that the risks
associated with the           use of options and futures are
considerable. Options and futures           transactions
generally involve a small investment of cash           relative
to the magnitude of the risk assumed, and therefore
could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does
not           correlate well with the Fund's investments. The
Fund may also           experience a significant loss if it is
unable to close a           particular position due to the lack
of a liquid secondary market.           For further information
regarding the use of options and futures           transactions
and any associated risks, see the SAI.

               REPURCHASE AGREEMENTS:  Repurchase agreements are
agreements           under which the Fund buys a money market
instrument and obtains a












          simultaneous commitment from the seller to repurchase
the           instrument at a specified time and agreed-upon
yield. The Fund           may enter into repurchase agreements
with banks or broker-dealers           deemed to be creditworthy
by IMI under guidelines approved by the           Board of
Trustees. The Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

               RESTRICTED AND ILLIQUID SECURITIES:  An "illiquid
security"           is an asset that may not be sold or disposed
of in the ordinary           course of business within seven days
at approximately the value           at which the Fund has valued
the security on its books.  A           "restricted security" is
a security that cannot be offered to the           public for
sale without first being registered under the
Securities Act of 1933, as amended (the "1933 Act"), and is
   considered to be illiquid until such filing takes place.
There           may be a lapse of time between the Fund's
decision to sell a           restricted or illiquid security and
the point at which the Fund           is permitted or able to
sell the security. If adverse market           conditions were to
develop during that period, the Fund might           obtain a
price less favorable than the price that prevailed when
it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure
and           other investor protection requirements that would
apply if their           securities were publicly traded.
Securities whose proceeds are           subject to limitations on
repatriation of principal or profits           for more than
seven days, and those for which market quotations           are
not readily available, are considered illiquid for purposes
   of the percentage limitations that apply to the Fund's
investment           in illiquid securities.

               SHARES OF OTHER INVESTMENT COMPANIES:  As a
shareholder of           an investment company, the Fund will
bear its ratable share of           the investment company's
expenses (including management fees, in           the case of a
management investment company).

               SMALL COMPANIES:  Investing in smaller company
stocks           involves certain special considerations and
risks that are not           usually associated with investing in
larger, more established           companies.  For example, the
securities of smaller companies may           be subject to more
abrupt or erratic market movements, because           they tend
to be thinly traded and are subject to a greater degree
to changes in the issuer's earnings and prospects.  Small
 companies also tend to have limited product lines, markets or financial resources.  In addition, transaction costs in
smaller           company stocks may be higher than those of
larger companies.

               WARRANTS:  The holder of a warrant has the right
to purchase           a given number of shares of a particular
issuer at a specified           price until expiration of the
warrant.  Such investments can           provide a greater
potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments.  For example, if a warrant were not exercised by the date of its expiration, the Fund would
lose its           entire investment.

               "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS:
Purchasing           securities on a "when-issued" or firm
commitment basis involves a           risk of loss if the value
of the security to be purchased           declines prior to the
settlement date.

          ORGANIZATION AND MANAGEMENT OF THE FUND

               The Fund is a separate, diversified portfolio of
the Trust,           an open-end management investment company
organized as a           Massachusetts business trust on December
21, 1983.  The business           and affairs of the Fund are
managed under the direction of the           Trustees.
Information about the Trustees, as well as the Trust's
executive officers, may be found in the SAI.  The Trust has an unlimited number of authorized shares of beneficial
interest, and           currently has seventeen separate
portfolios.  The Fund has three           classes of shares,
designated as Class A, Class B and Class C.            Shares of
the Fund entitle their holders to one vote per share
(with proportionate voting for fractional shares).  The shares of each class represent an interest in the same portfolio
of Fund           investments. Each class of shares has a
different Rule 12b-1           distribution plan and bears
different distribution fees. Shares           of each class have
equal rights as to voting, redemption,           dividends and
liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

               The Trust employs IMI to provide business
management and           investment advisory  services to the
Fund.  Mackenzie Investment           Management Inc. ("MIMI")
provides administrative and accounting           services, Ivy
Mackenzie Distributors, Inc. ("IMDI") distributes           the
Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC")
provides transfer agency and shareholder-related services for the
         Fund.  IMI, IMDI and IMSC are wholly-owned subsidiaries
of MIMI.            As of March 14, 1997, IMI and MIMI had
approximately $2.64           billion and $1.47 million,
respectively, in assets under           management. MIMI is a
subsidiary of Mackenzie Financial           Corporation ("MFC"),
which has been an investment counsel and           mutual fund
manager in Toronto, Ontario, Canada for more than 25 years.

          INVESTMENT MANAGER

                For IMI's business management and investment
advisory           services, the Fund pays IMI a fee, which is
accrued daily and           paid monthly, based on the Fund's
average net assets, at an           annual rate of 1.00%. The
fees paid by the Fund are higher than           those charged by
many funds that invest primarily in U.S.           securities,
but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

               Currently, IMI voluntarily limits the Fund's total
operating           expenses (excluding Rule 12b-1 fees,
interest, taxes, brokerage












          commissions, litigation, indemnification, and
extraordinary           expenses) to an annual rate of 1.95% of
the Fund's average net           assets, which may lower the
Fund's expenses and increase its           total return. This
voluntary expense limitation may be terminated           at any
time, at which point the Fund's expenses may increase and its total return may be reduced.

               IMI pays all expenses that it incurs in rendering
management           services to the Fund.  The Fund bears its
own operational costs.            General expenses of the Trust
that are not readily identifiable           as belonging to a
particular series of the Trust (or a particular           class
thereof) are allocated among and charged to each series
based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly.  The fees payable to
IMI           are subject to any reimbursement or fee waiver to
which IMI may           agree.

               PORTFOLIO MANAGEMENT:  Michael G. Landry,
President and a           Director of IMI and MIMI, and Chairman
and a Trustee of the           Trust, is the portfolio manager
for the Fund.  Mr. Landry has           headed these
organizations since 1987.  Previously he was a           Senior
Vice President and portfolio manager with Templeton International. He has over 20 years of professional investment experience, and has a degree in economics from Carleton
      University.

               Each of IMI's international equity portfolio
managers is           supported by a team of research analysts,
who are responsible for           providing objective information
on regional and country-specific           economic and political
developments and monitoring individual           companies.
Three of the five research analysts that support           IMI's
international equity portfolio managers are based in Ivy/Mackenzie's south Florida office, and two others provide local coverage from Prague and Shanghai.  IMI's analysts use
a           variety of research sources, such as brokerage
reports, economic           and financial news services, equity
databases and company           reports.  Established
relationships with more than thirty           research firms
ensure that IMI's analysts and portfolio managers           have
access to up-to-the-minute information on the various
factors that may influence a particular investment decision.
     These firms range from large investment banks with global
      coverage to local research houses. In many cases, IMI's investment professionals also conduct primary research by
meeting           with company management, touring facilities,
and speaking with           local research analysts, economists
and strategists.  Such           primary research is considered
particularly important in emerging           market
countries.

               Research efforts focus on determining
opportunities that           fall within the IMI's long-term,
value-oriented approach to           investing.  The investment
decision making process starts with a           "top-down" view
of a particular country and the long-term outlook           for
given industries within that country.  Company selection












          generally is based on a "bottom-up" analysis of certain
value           measures (e.g., earnings, cash flow and growth
potential) that           are monitored in a proprietary database
in which risk-adjusted           company valuations across
countries and industries are compared.            Ultimate
investment decisions take into account the fund's
investment objective, diversification requirements and risk
   tolerance level. While current earnings are considered important, investment decisions most often are based on
earnings           estimates over a five-year period.  Stock
selection typically is           concentrated in the cheapest 20%
of the universe and sell           recommendations normally are
generated when valuations reach the           top 20% of the
universe.

          FUND ADMINISTRATION AND ACCOUNTING

               MIMI provides various administrative services for
the Fund,           such as maintaining the registration of Fund
shares under state           "Blue Sky" laws, and assisting with
the preparation of Federal           and state income tax
returns, financial statements and periodic           reports to
shareholders. MIMI also assists the Trust's legal
counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under
this           arrangement, the average net assets attributable
to the Fund's           Class A, Class B and Class C shares are
subject to a fee, accrued           daily and paid monthly, at an
annual rate of 0.10%.

               MIMI also provides certain accounting and pricing
services           for the Fund (see "Fund Accounting Services"
in the SAI for more           information).

          TRANSFER AGENT

               IMSC is the transfer and dividend-paying agent for
the Fund,           and also provides certain shareholder-related
services. In           addition, certain broker-dealers that
maintain shareholder           accounts with the Fund through an
omnibus account provide           transfer agent and other
shareholder-related services that would           otherwise be
provided by IMSC if the individual accounts that
comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services"
in           the SAI).

          ALTERNATIVE PURCHASE ARRANGEMENTS

               CLASS A SHARES:  Class A shares are subject to an
initial           sales charge, unless the amount you purchase is
$500,000 or more           (see "Contingent Deferred Sales Charge
-- Class A Shares").           Certain purchases qualify for a
reduced initial sales charge (see           "Qualifying for a
Reduced Sales Charge"). Class A shares are           subject to
ongoing service fees at an annual rate of 0.25% of the
Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which
class of           shares you are purchasing, it will be assumed
that you are           investing in Class A shares.












               CLASS B AND CLASS C SHARES:  Class B and Class C
shares are           not subject to an initial sales charge, but
are subject to a CDSC           if redeemed within six years of
purchase, in the case of Class B           shares, or within one
year of purchase, in the case of Class C           shares. Both
classes of shares are subject to ongoing service and
distribution fees at a combined annual rate of up to 1.00% of the
         Fund's average net assets attributable to its Class B or
Class C           shares. The ongoing distribution fee will cause
these shares to           have a higher expense ratio than that
of Class A shares.  Also,           to the extent that the Fund
pays any dividends, these higher           expenses will result
in lower dividends than those paid on Class           A
shares.

               FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
The multi-          class structure of the Fund allows you to
choose the most           beneficial way to buy shares given the
size of your purchase and           the length of time you expect
to hold your shares. You should           consider whether,
during the anticipated life of your Fund           investment,
the accumulated service and distribution fees on           Class
B and Class C shares would be less than the initial sales
 charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential
would be           offset by the Class A shares' potentially
higher return. Also,           sales personnel may receive
different compensation depending on           which class of
shares they are selling. The tables under the           caption
"Annual Fund Operating Expenses" at the beginning of this
 Prospectus contain additional information that is designed to assist you in making this determination.

          DIVIDENDS AND TAXES

               DIVIDENDS: Distributions you receive from the Fund
are           reinvested in additional shares of the same class
unless you           elect to receive them in cash.  Dividends
ordinarily will vary           from one class to another.

               The Fund intends to make a distribution for each
fiscal year           of any net investment income and net
realized short-term capital           gain, as well as any net
long-term capital gain realized during           the year. An
additional distribution may be made of net           investment
income, net realized short-term capital gains and net
realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions
of           Section 4982 of the Internal Revenue Code of 1986,
as amended           (the "Code").

               TAXATION:  The following discussion is intended
for general           information only. You should consult with
your tax adviser as to           the tax consequences of an
investment in the Fund, including the           status of
distributions from the Fund under applicable state or local law.

               The Fund intends to qualify annually as a
regulated           investment company under the Code. To
qualify, the Fund must meet












          certain income, distribution and diversification
requirements. In           any year in which the Fund qualifies
as a regulated investment           company and timely
distributes all of its taxable income, the           Fund
generally will not pay any Federal income or excise tax.

               Dividends paid out of the Fund's investment
company taxable           income (including dividends, interest
and net short-term capital           gains) will be taxable to a
shareholder as ordinary income. If a           portion of the
Fund's income consists of dividends paid by U.S.
corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net
long-term           capital gains over net short-term capital
losses), if any, are           taxable as long-term capital
gains, regardless of how long the           shareholder has held
the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

               If, for any year, the Fund's total distributions
exceed its           earnings and profits, the excess will
generally be treated as a           return of capital. The amount
treated as a return of capital will           reduce a
shareholder's adjusted basis in his/her shares (thereby increasing potential gain or reducing potential loss on the sale of shares) and, to the extent that the amount exceeds
this basis,           will be treated as a taxable gain.

               A distribution will be treated as paid on December
31 of the           current calendar year if it is declared by
the Fund in October,           November or December with a record
date in such a month and paid           by the Fund during
January of the following calendar year. Such
distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than
the           calendar year in which the distributions are
received.

               Investments in securities that are issued at a
discount will           result each year in income to the Fund
equal to a portion of the           excess of the face value of
the securities over their issue           price, even though the
Fund receives no cash interest payments           from the
securities.

               Income and gains received by the Fund from sources
within           foreign countries may be subject to foreign
withholding and other           taxes. Unless the Fund is
eligible and elects to "pass through"           to its
shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

               Any gain or loss realized by a shareholder upon
the sale or           other disposition of shares of the Fund, or
upon receipt of a           distribution in complete liquidation
of the Fund, generally will           be a capital gain or loss
which will be long-term or short-term,













          generally depending upon the shareholder's holding
period for the           shares.

               The Fund may be required to withhold U.S. Federal
income tax           at the rate of 31% of all taxable
distributions payable to           shareholders who fail to
provide the Fund with their correct           taxpayer
identification number or to make required
certifications, or who have been notified by the Internal Revenue
         Service ("IRS") that they are subject to backup
withholding.           Backup withholding is not an additional
tax. Any amounts withheld           may be credited against the
shareholder's U.S. Federal income tax           liability.

               Fund distributions may be subject to state, local
and           foreign taxes. Distributions of the Fund which are
derived from           interest on obligations of the U.S.
Government and certain of its           agencies, authorities and
instrumentalities may be exempt from           state and local
taxes in certain states. Further information           relating
to tax consequences is contained in the SAI.

          PERFORMANCE DATA

               Performance information (e.g., "total return") is
computed           separately for each class of Fund shares in
accordance with           formulas prescribed by the SEC.
Performance information for each           class may be compared
in reports and promotional literature to           indices such
as the Standard and Poor's 500 Stock Index, Dow           Jones
Industrial Average, and Morgan Stanley Capital
International World Index. Advertisements, sales literature and communications to shareholders may also contain statements
of the           Fund's current yield, various expressions of
total return and           current distribution rate. Performance
figures will vary in part           because of the different
expense structures of the Fund's           different classes. ALL
PERFORMANCE INFORMATION IS HISTORICAL AND           IS NOT
INTENDED TO SUGGEST FUTURE RESULTS.

               "Total return" is the change in value of an
investment in           the Fund for a specified period, and
assumes the reinvestment of           all distributions and
imposition of the maximum applicable sales           charge.
"Average annual total return" represents the average
annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for
one           year, five years and ten years as of the end of the
most recent           calendar quarter. Where the Fund provides
total return quotations           for other periods, or based on
investments at various sales           charge levels or at net
asset value, "total return" is based on           the total of
all income and capital gains paid to (and reinvested
by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the
purchase           price.
















          HOW TO BUY SHARES

               OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make
your check           payable to Ivy Pan-Europe Fund. No third
party checks will be           accepted. Deliver these items to
your registered representative           or selling broker, or
send them to one of the addresses below:

               Regular Mail:

                             IVY MACKENZIE SERVICES CORP.
                                    P.O. BOX 3022
                              BOCA RATON, FL 33431-0922

               Courier:

                             IVY MACKENZIE SERVICES CORP.
                         700 SOUTH FEDERAL HIGHWAY, SUITE 300
                            BOCA RATON, FL 33432

               The Fund reserves the right to reject, for any
reason, any           purchase order.

               MINIMUM INVESTMENT POLICIES:  The minimum initial
investment           is $1,000; the minimum additional investment
is $100. Initial or           additional amounts for retirement
accounts may be less (see           "Retirement Plans").

               BUYING ADDITIONAL SHARES:  You may add to your
account at           any time through any of the following
options:

               BY MAIL:  Complete the investment slip attached to
your           statement, or write instructions including the
account           registration, Fund number and account number of
the shares you           wish to purchase. Send your check
(payable to the Fund), along           with your investment slip
or written instructions, to one of the           addresses
above.

               THROUGH YOUR BROKER:  Deliver the investment slip
attached           to your statement, or written instructions,
along with your           payment to your registered
representative or selling broker.

               BY WIRE:  Purchases may also be made by wiring
money from           your bank account to your Ivy account. Your
bank may charge a fee           for wiring funds. Before wiring
any funds, please call IMSC at 1-          800-777-6472. Wiring
instructions are as follows:

                         FIRST UNION NATIONAL BANK OF FLORIDA
                              JACKSONVILLE, FL
                                    ABA#063000021
                                ACCOUNT #2090002063833
                                FOR FURTHER CREDIT TO:
                            YOUR IVY ACCOUNT REGISTRATION
                         YOUR FUND NUMBER AND ACCOUNT NUMBER












               BY AUTOMATIC INVESTMENT METHOD:  Complete Sections
6A and 7B           on the Account Application (see "Automatic
Investment Method" on           page 15 for more
information).

          HOW YOUR PURCHASE PRICE IS DETERMINED

               Your purchase price for Class A shares of the Fund
is the           net asset value ("NAV") per share plus a sales
charge, which may           be reduced or eliminated in certain
circumstances. The purchase           price per share is known as
the public offering price. Your           purchase price for
Class B and Class C shares  is the NAV per           share.

               Share purchases will be made at the next
determined price           after your purchase order is received.
The price is effective for           orders received by IMSC or
by your registered securities dealer           prior to the time
of the determination of the NAV. Any orders           received
after the time of the determination of the NAV will be entered at the next calculated price.

               Orders placed with a securities dealer before the
NAV is           determined that are transmitted through the
facilities of the           National Securities Clearing
Corporation on the same day are           confirmed at that day's
price. Any loss resulting from the           dealer's failure to
submit an order by the deadline will be borne           by that
dealer.

               You will receive an account statement after any
purchase,           exchange or full liquidation. Statements
related to reinvestment           of dividends, capital gains,
automatic investment plans (see the           SAI for further
explanation) and/or systematic withdrawal plans           will be
sent quarterly.

          HOW THE FUND VALUES ITS SHARES

               The NAV per share is the value of one share. The
NAV is           determined for each Class of shares as of the
close of the New           York Stock Exchange on each day the
Exchange is open by dividing           the value of the Fund's
net assets attributable to a class by the           number of
shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

               The Trust's Board of Trustees has established
procedures to           value the Fund's securities in order to
determine the NAV. The           value of a foreign security is
determined as of the normal close           of trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the New York Stock Exchange, if
   that is earlier. If no sale is reported at that time, the
average           between the current bid and asked prices is
used. All other           securities for which OTC market
quotations are readily available           are valued at the
average between the current bid and asked           prices.
Securities and other assets for which market prices are not readily available are valued at fair value, as determined by












          IMI and approved in good faith by the Board. Money
market           instruments of the Fund are valued at amortized
cost.

          INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

               Shares are purchased at a public offering price
equal to           their NAV per share plus a sales charge, as
set forth below.

                                                  SALES CHARGE


PORTION                                             AS A       AS
A      OF                                             PERCEN-    PERCEN-
   PUBLIC                                             TAGE
TAGE      OFFERING                                             OF
PUBLIC  OF NET    PRICE
 OFFERING   AMOUNT    RETAINED            AMOUNT INVESTED
        PRICE      INVESTED  BY
                              DEALER

           Less than $50,000 . . . . . . .  5.75%      6.10%
5.00%            $50,000 but less than $100,000
                          5.25%      5.54%     4.50%

           $100,000 but less than $250,000
                    4.50%      4.71%     3.75%
$250,000 but less than $500,000
         3.00%      3.09%     2.50%            $500,000 or over*
 . . . . . . .  0.00%      0.00%     0.00%

          *    A CDSC may apply to the redemption of Class A
shares that                are purchased without an initial sales
charge. See                "Contingent Deferred Sales Charge --
Class A Shares."

               Sales charges are not applied to any dividends or
capital           gains that are reinvested in additional shares
of the Fund. An           investor may be charged a transaction
fee for Class A shares           purchased or redeemed at NAV
through a broker or agent other than           IMDI.

               With respect to purchases of $500,000 or more
through           dealers or agents, IMDI may, at the time of
purchase, pay such           dealers or agents from its own
resources a commission to           compensate such dealers or
agents for their distribution           assistance in connection
with such purchases. The commission           would be computed
as set forth below:

                                 NAV COMMISSION TABLE


           PURCHASE AMOUNT
COMMISSION

           First $3,000,000  . . . . . . . . . . . . . . . .
1.00%

           Next $2,000,000 . . . . . . . . . . . . . . . . .
 .50%            Over $5,000,000 . . . . . . . . . . . . . . . . .
  .25%














               Dealers who receive 90% or more of the sales
charge may be           deemed to be "underwriters" as that term
is defined in the 1933           Act.

               IMDI compensates participating brokers who sell
Class A           shares through the initial sales charge. IMDI
retains that           portion of the initial sales charge that
is not reallowed to the           dealers, which it may use to
distribute the Fund's Class A           shares. Pursuant to
separate distribution plans for the Fund's           Class A,
Class B and Class C shares, IMDI bears various
promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's Class A distribution
plans,           IMDI currently pays a continuing service fee to
qualified dealers           at an annual rate of 0.25% of
qualified investments.

               IMDI may from time to time pay a bonus or other
incentive to           dealers (other than IMDI) which employ a
registered           representative who sells a minimum dollar
amount of the shares of           the Fund and/or other funds
distributed by IMDI during a           specified period of time.
This bonus or other incentive may take           the form of
payment for travel expenses, including lodging,
incurred in connection with trips taken by qualifying registered representatives and members of their families to places
within or           without the U.S. or other bonuses such as
gift certificates or           the cash equivalent of such bonus
or incentive.

          CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

               Purchases of $500,000 or more of Class A shares
will be made           at NAV with no initial sales charge, but
if the shares are           redeemed within 24 months after the
end of the calendar month in           which the purchase was
made (the CDSC period), a CDSC of 1.00%           will be
imposed.

               In order to recover commissions paid to dealers on
NAV           transfers (as defined in "Purchases of Class A
Shares at Net           Asset Value"), Class A shares of the Fund
are subject to a CDSC           of 1.00% for certain redemptions
within 24 months after the date           of purchase.

               The charge will be assessed on an amount equal to
the lesser           of the current market value or the original
purchase cost of the           Class A shares redeemed.
Accordingly, no CDSC will be imposed on           increases in
account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

               In determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. Therefore, it will be assumed           that the
redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the
caption "Waiver           of Contingent Deferred Sales Charge."

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class A Fund account at the time of           the initial
distribution) (i.a) following retirement under a tax
qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to
section           403(b)(7) of the Code or a Keogh Plan; (ii)
redemption resulting           from tax-free return of an excess
contribution to an IRA; or           (iii) any partial or
complete redemption following the death or           disability
(as defined in Section 72(m)(7) of the Code) of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within
one year           of death or disability. IMDI may require
documentation prior to           waiver of the CDSC.

               Class A shareholders may exchange their Class A
shares           subject to a CDSC ("outstanding Class A shares")
for Class A           shares of another Ivy or Mackenzie fund
("new Class A shares") on           the basis of the relative NAV
per Class A share, without the           payment of any CDSC that
would be due upon the redemption of the           outstanding
Class A shares. The original CDSC rate that would           have
been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

          QUALIFYING FOR A REDUCED SALES CHARGE

               RIGHTS OF ACCUMULATION (ROA):  Rights of
Accumulation           ("ROA") is calculated by determining the
current market value of           all Class A shares in all Ivy
or Mackenzie fund accounts (except           Ivy Money Market
Fund) owned by you, your spouse, and your           children
under 21 years of age. ROA is also applicable to
accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the
Code). The           current market value of each of your
accounts as described above           is added together and then
added to your current purchase amount.           If the combined
total is equal or greater than a breakpoint           amount for
the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.

               LETTER OF INTENT (LOI):  A Letter of Intent
("LOI") is a           non-binding agreement that states your
intention to invest in           additional Class A shares,
within a thirteen-month period after           the initial
purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.














               Should the LOI not be fulfilled within the
thirteen-month           period, your account will be debited for
the difference between           the full sales charge that
applies for the amount actually           invested and the
reduced sales charge actually paid on purchases           placed
under the terms of the LOI.

               PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
Investors           who held Ivy Fund shares as of December 31,
1991, or who held           shares of certain funds that were
reorganized into an Ivy or           Mackenzie fund, may be
exempt from sales charges on the purchase           of Class A
shares of any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact
         IMSC at 1-800-235-3322 for additional information.

               Class A shares of the Fund may be purchased
without an           initial sales charge or CDSC by (i) officers
and Trustees of the           Trust (and their relatives), (ii)
officers, directors, employees,           retired employees,
legal counsel and accountants of IMI, MIMI,           and MFC
(and their relatives), and (iii) directors, officers,
partners, registered representatives, employees and retired
   employees (and their relatives) of dealers having a sales
    agreement with IMDI (or trustees or custodians of any
qualified           retirement plan or IRA established for the
benefit of any such           person). In addition, certain
investment advisers and financial           planners who charge a
management, consulting or other fee for           their services
and who place trades for their own accounts or the
accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who
maintains an           omnibus account with the Fund. Also,
clients of these advisers           and planners may make
purchases under the same conditions if the           purchases
are through the master account of such adviser or
planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation
plans           and trusts used to fund those plans including,
but not limited           to, those defined in Section 401(a),
403(b) or 457 of the Code           and "Rabbi Trusts" whose
assets are used to purchase shares of           the Fund through
the aforementioned channels.

               Class A shares of the Fund may be purchased at NAV
by           retirement plans qualified under section 401(a) or
403(b) of the           Code, subject to the Employee Retirement
Income Security Act of           1974, as amended. A CDSC of
1.00% will be imposed on such           purchases in the event of
certain plan-level redemption           transactions within 24
months following such purchases.

               If investments by retirement plans at NAV are made
through a           dealer who has executed a dealer agreement
with respect to the           Fund, IMDI may, at the time of
purchase, pay the dealer out of           IMDI's own resources a
commission to compensate the dealer for           its
distribution assistance in connection with the retirement
 plan's investment. Please refer to the NAV Commission Table on page 9 of this Prospectus. Please contact IMDI for
additional           information.












               Class A shares can also be purchased without an
initial           sales charge, but subject to a CDSC of 1.00%
during the first 24           months by: (a) any state, county,
or city (or any           instrumentality, department, authority
or agency of such           entities) that is prohibited by
applicable investment laws from           paying a sales charge
or commission when purchasing shares of a           registered
investment management company (an "eligible
governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other
similar           organizations in their fiduciary capacity or
for their own           accounts, subject to any minimum
requirements set by IMDI           (currently, these criteria
require that the amount invested or to           be invested in
the subsequent 13-month period totals at least
$250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as
in the           preceding paragraph.

               Class A shares of the Fund may also be purchased
without a           sales charge in connection with certain
liquidation, merger or           acquisition transactions
involving other investment companies or           personal
holding companies.

               The Fund may, from time to time, waive the initial
sales           charge on its Class A shares sold to clients of
various broker-          dealers with which IMDI has a selling
relationship. This           privilege will apply only to Class A
Shares of the Fund that are           purchased using all or a
portion of the proceeds obtained by such           clients
through redemptions of shares (on which a commission has
been paid) of an investment company (other than Mackenzie Series
        Trust or the Trust), unit investment trust or limited
partnership           ("NAV transfers"). Some dealers may elect
not to participate in           this program. Those dealers that
do elect to participate in the           program must complete
certain forms required by IMDI. The normal           service fee,
as described in the "Initial Sales Charge           Alternative -
- Class A Shares" and "Contingent Deferred Sales           Charge
Alternative -- Class B and Class C Shares" sections of
this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or
waivers may be           obtained from IMDI at the address listed
on the cover of the           Prospectus.

          CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B
AND           CLASS C SHARES

               Class B and Class C shares are offered at NAV per
share           without a front end sales charge. Class C shares
redeemed within           one year of purchase will be subject to
a CDSC of 1%, and Class B           shares redeemed within six
years of purchase will be subject to a           CDSC at the
rates set forth below. This charge will be assessed           on
an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including
shares           derived from dividends or capital gains
reinvested. In












          determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results
in the           lowest possible rate being charged. It will be
assumed that your           redemption comes first from shares
you have held beyond the           requisite maximum holding
period or those you acquire through           reinvestment of
dividends or capital gains, and next from the           shares
you have held the longest during the requisite holding period.

               Proceeds from the CDSC are paid to IMDI. The
proceeds are           used, in whole or in part, to defray its
expenses related to           providing the Fund with
distribution services in connection with           the sale of
Class B and Class C shares, such as compensating
selected dealers and agents for selling these shares. The
 combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C
shares           without deducting a sales charge at the time of
the purchase.

               In the case of Class B shares, the amount of the
CDSC, if           any, will vary depending on the number of
years from the time you           purchase your Class B shares
until the time you redeem them.           Solely for purposes of
determining this holding period, any           payments you make
during the quarter will be aggregated and           deemed to
have been made on the last day of the quarter. In the
case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will
be           deemed to have been made on the last day of the
month.

          CLASS B SHARES


CONTINGENT
     DEFERRED
        SALES CHARGE
               AS A
              PERCENTAGE OF
                      DOLLAR AMOUNT
                              SUBJECT TO
                                   CHARGE            YEAR SINCE
PURCHASE

           First . . . . . . . . . . . . . . . . . . . . .   5%
        Second  . . . . . . . . . . . . . . . . . . . .   4%

           Third . . . . . . . . . . . . . . . . . . . . .   3%
        Fourth  . . . . . . . . . . . . . . . . . . . .   3%
     Fifth . . . . . . . . . . . . . . . . . . . . .   2%
  Sixth . . . . . . . . . . . . . . . . . . . . .   1%
Seventh and thereafter  . . . . . . . . . . . .   0%

               IMDI currently intends to pay to dealers a sales
commission           of 4% of the sale price of Class B shares
that they have sold,           and will receive the entire amount
of the CDSC paid by














          shareholders on the redemption of Class B shares to
finance the           4% commission and related marketing
expenses.

               With respect to Class C shares, IMDI currently
intends to           pay to dealers a sales commission of 1% of
the sale price of           Class C shares that they have sold, a
portion of which is to           compensate the dealers for
providing Class C shareholder account           services during
the first year of investment. IMDI will receive           the
entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

               In accordance with separate distribution plans for
the           Fund's Class B and Class C shares adopted pursuant
to Rule 12b-1           under the 1940 Act, IMDI bears various
promotional and sales           related expenses, including the
cost of printing and mailing           prospectuses to persons
other than shareholders. Under the Fund's           Class B plan,
IMDI retains 0.75% of the continuing 1.00%
service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an
annual           rate of 0.25% of qualified investments. Under
the Class C plan,           IMDI pays continuing
service/distribution fees to qualified           dealers at an
annual rate of 1.00% of qualified investments after           the
first year of investment (0.25% of which represents a service fee).

               CONVERSION OF CLASS B SHARES:  Your Class B shares
and an           appropriate portion of both reinvested dividends
and capital           gains on those shares will be converted
into Class A shares           automatically no later than the
month following eight years after           the shares were
purchased, resulting in lower annual distribution           fees.
If you exchanged Class B shares into the Fund from Class B
  shares of another Ivy or Mackenzie fund, the calculation will
be           based on the time the shares in the original fund
were purchased.

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class B or Class C Fund account at the           time of the
initial distribution) (i.a) following retirement           under
a tax qualified retirement plan, or (i.b) upon attaining
age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii)
redemption           resulting from tax-free return of an excess
contribution to an           IRA; or (iii) any partial or
complete redemption following the           death or disability
(as defined in Section 72(m)(7) of the Code)           of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

               ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:  IMDI
may, at           its own expense, pay concessions in addition to
those described           above to dealers that satisfy certain
criteria established from












          time to time by IMDI. These conditions relate to
increasing sales           of shares of the Fund over specified
periods and to certain other           factors. These payments
may, depending on the dealer's           satisfaction of the
required conditions, be periodic and may be           up to (i)
0.25% of the value of Fund shares sold by the dealer
during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one
year,           calculated on an annual basis.

          HOW TO REDEEM SHARES

               You may redeem your Fund shares through your
registered           securities representative, by mail or by
telephone. A CDSC may           apply to certain Class A share
redemptions, to Class B share           redemptions prior to
conversion and to Class C shares that are           redeemed
within one year of purchase. All redemptions are made at
the NAV next determined after a redemption request has been
   received in good order. Requests for redemptions must be
received           by 4:00 p.m. Eastern time to be processed at
the NAV for that           day. Any redemption request in good
order that is received after           4:00 p.m. Eastern time
will be processed at the price determined           on the
following business day. IF SHARES TO BE REDEEMED WERE
PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED
    UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE
DATE           OF PURCHASE. If you own shares of more than one
class of the           Fund, the Fund will redeem first the
shares having the highest           12b-1 fees; any shares
subject to a CDSC will be redeemed last           unless you
specifically elect otherwise.

               When shares are redeemed, the Fund generally sends
you           payment on the next business day. Under unusual
circumstances,           the Fund may suspend redemptions or
postpone payment to the           extent permitted by Federal
securities laws. The proceeds of the           redemption may be
more or less than the purchase price of your           shares,
depending upon, among other factors, the market value of
the Fund's securities at the time of the redemption. If the
   redemption is for over $50,000, or the proceeds are to be sent
to           an address other than the address of record, or an
address change           has occurred in the last 30 days, it
must be requested in writing           with a signature
guarantee. See "Signature Guarantees," below.

               If you are not certain of the requirements for a
redemption,           please contact IMSC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is           responsible for promptly transmitting
redemption orders.           Redemptions requested by dealers
will be made at the NAV (less           any applicable CDSC)
determined at the close of regular trading           (4:00 p.m.
Eastern time) on the day that a redemption request is received in good order by IMSC.

               BY MAIL:  Requests for redemption in writing are
considered           to be in "proper or good order" if they
contain the following:













               -    Any outstanding certificate(s) for shares
being                     redeemed.

               -    A letter of instruction, including the
account                     registration, fund number, the
account number and the                     dollar amount or
number of shares to be redeemed.

               -    Signatures of all registered owners whose
names appear                     on the account.

               -    Any required signature guarantees.

               -    Other supporting legal documentation, if
required (in                     the case of estates, trusts,
guardianships,                     corporations, unincorporated
associations, retirement                     plan trustees or
others acting in representative                     capacities).

               The dollar amount or number of shares indicated
for           redemption must not exceed the available shares or
NAV of your           account at the next-determined prices. If
your request exceeds           these limits, then the trade will
be rejected in its entirety.

               Mail your request to IMSC at one of the addresses
on page
                  __             of this Prospectus.
_

               BY TELEPHONE:  Individual and joint accounts may
redeem up           to $50,000 per day over the telephone by
contacting IMSC at 1-          800-777-6472. In times of unusual
economic or market changes, the           telephone redemption
privilege may be difficult to implement. If           you are
unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

               Checks will be made payable to the current account registration and sent to the address of record. If there
has been           a change of address in the last 30 days,
please use the           instructions for redemption requests by
mail described above. A           signature guarantee would be
required.

               Requests for telephone redemptions will be
accepted from the           registered owner of the account, the
designated registered           representative or the registered
representative's assistant.

               Shares held in certificate form cannot be redeemed
by                telephone.

               If Section 6E of the Account Application is not
completed,           telephone redemption privileges will be
provided automatically.           Although telephone redemptions
may be a convenient feature, you           should realize that
you may be giving up a measure of security           that you may
otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered
representative do so           on your behalf, you must notify
IMSC in writing.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE:
For           shareholders who established this feature at the
time they opened           their account, telephone instructions
will be accepted for           redemption of amounts up to
$50,000 ($1,000 minimum) and proceeds           will be wired on
the next business day to a predesignated bank           account.

               In order to add this feature to an existing
account or to           change existing bank account information,
please submit a letter           of instructions including your
bank information to IMSC at the           address provided above.
The letter must be signed by all           registered owners, and
their signatures must be guaranteed.

               Your account will be charged a fee of $10 each
time           redemption proceeds are wired to your bank. Your
bank may also           charge you a fee for receiving a Federal
Funds wire.

               Neither IMSC nor the Fund can be responsible for
the           efficiency of the Federal Funds wire system or the
shareholder's           bank.

          MINIMUM ACCOUNT BALANCE REQUIREMENTS

               Due to the high cost of maintaining small
accounts, the Fund           may redeem the accounts of
shareholders whose investment,           including sales charges
paid, has been less than $1,000 for more           than 12
months. The Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made
if a           shareholder's account falls below the minimum due
to a reduction           in the value of the Fund's portfolio
securities. This provision           does not apply to IRAs,
other retirement accounts and UGMA/UTMA           accounts.

          SIGNATURE GUARANTEES

               For your protection, and to prevent fraudulent
redemptions,           we require a signature guarantee in order
to accommodate the           following requests:

               -    Redemption requests over $50,000.

               -    Requests for redemption proceeds to be sent
to someone                     other than the registered
shareholder.













               -    Requests for redemption proceeds to be sent
to an                     address other than the address of
record.

               -    Registration transfer requests.

               -    Requests for redemption proceeds to be wired
to your                     bank account (if this option was not
selected on your                     original application, or if
you are changing the bank                     wire information).

               A signature guarantee may be obtained only from an
eligible           guarantor institution as defined in Rule
17Ad-15 of the           Securities Exchange Act of 1934, as
amended. An eligible           guarantor institution includes
banks, brokers, dealers, municipal           securities dealers,
government securities dealers, government           securities
brokers, credit unions, national securities exchanges,
registered securities associations, clearing agencies and savings associations. The signature guarantee must not be
qualified in           any way. Notarizations from notary publics
are not the same as           signature guarantees, and are not
accepted.

               Circumstances other than those described above may
require a           signature guarantee. Please contact IMSC at
1-800-777-6472 for           more information.

          CHOOSING A DISTRIBUTION OPTION

               You have the option of selecting the distribution
option           that best suits your needs:

               AUTOMATIC REINVESTMENT OPTION -- Both dividends
and capital           gains are automatically reinvested at NAV
in additional shares of           the same class of the Fund
unless you specify one of the other           options.

               INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both           dividends and capital gains are automatically
invested at NAV in           another Ivy or Mackenzie fund of the
same class.

               DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will           be paid in cash. Capital gains will be
reinvested at NAV in           additional shares of the same
class of the Fund or another Ivy or           Mackenzie fund of
the same class.

               DIVIDENDS AND CAPITAL GAINS IN CASH -- Both
dividends and           capital gains will be paid in cash.

               If you wish to have your cash distributions
deposited           directly to your bank account via electronic
funds transfer           ("EFT"), or if you wish to change your
distribution option,           please contact IMSC at
1-800-777-6472.














               If you wish to have your cash distributions go to
an address           other than the address of record, you must
provide IMSC with a           letter of instruction signed by all
registered owners with           signatures guaranteed.

          TAX IDENTIFICATION NUMBER

               In general, to avoid being subject to a 31% U.S.
Federal           backup withholding tax on dividends, capital
gains distributions           and redemption proceeds, you must
furnish the Fund with your           certified tax identification
number ("TIN") and certify that you           are not subject to
backup withholding due to prior underreporting           of
interest and dividends to the IRS. If you fail to provide a
   certified TIN, or such other tax-related certifications as the
         Fund may require, within 30 days of opening your new
account, the           Fund reserves the right to involuntarily
redeem your account and           send the proceeds to your
address of record.

               You can avoid the above withholding and/or
redemption by           correctly furnishing your TIN, and making
certain certifications,           in Section 2 of the Account
Application at the time you open your           new account,
unless the IRS requires that backup withholding be applied to your account.

               Certain payees, such as corporations, generally
are exempt           from backup withholding. Please complete IRS
Form W-9 with the           new account application to claim this
exemption. If the           registration is for an UGMA/UTMA
account, please provide the           social security number of
the minor. Non-U.S. investors who do           not have a TIN
must provide, with their Account Application, a completed IRS Form W-8.

          CERTIFICATES

               In order to facilitate transfers, exchanges and
redemptions,           most shareholders elect not to receive
certificates. Should you           wish to have a certificate
issued, please contact IMSC at 1-800-          777-6472 and
request that one be sent to you. (Retirement plan
accounts are not eligible for this service).  Please note that if you were to lose your certificate, you would incur an
expense to           replace it.

               Certificates requested by telephone for shares
valued up to           $50,000 will be issued to the current
registration and mailed to           the address of record.
Should you wish to have your certificates           mailed to a
different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

          EXCHANGE PRIVILEGE

               Shareholders of the Fund have an exchange
privilege with           other Ivy and Mackenzie funds. The Fund
reserves the right to           reject, for any reason, any
exchange orders.













               Class A shareholders may exchange their
outstanding Class A           shares for Class A shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class A share, plus an amount equal           to
the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at
the           time of the exchange on the new Class A shares.
Incremental sales           charges are waived for outstanding
Class A shares that have been           invested for 12 months or
longer.

               Class B (and Class C) shareholders may exchange
their           outstanding shares for Class B (or Class C)
shares of another Ivy           or Mackenzie Fund on the basis of
the relative NAV per share,           without the payment of any
CDSC that would otherwise be due upon           redemption. Class
B shareholders who exercise the exchange           privilege
would continue to be subject to the original Fund's
CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

               Shares resulting from the reinvestment of
dividends and           other distributions will not be charged
an initial sales charge           or a CDSC when exchanged into
another Ivy or Mackenzie fund.

               Exchanges are considered to be taxable events, and
may           result in a capital gain or a capital loss for tax
purposes.           Before executing an exchange, you should
obtain and read the           prospectus and consider the
investment objective of the fund to           be purchased.
Shares must be uncertificated in order to execute a
telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended
to           provide shareholders a means by which to speculate
on short-term           movements in the market. The Fund
reserves the right to limit the           frequency of exchanges.
Exchanges are accepted only if the           registrations of the
two accounts are identical. Amounts to be           exchanged
must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made.

               With respect to shares subject to a CDSC, if less
than all           of an investment is exchanged out of the Fund,
the shares           exchanged will reflect, pro rata, the cost,
capital appreciation           and/or reinvestment of
distributions of the original investment           as well as the
original purchase date, for purposes of           calculating any
CDSC for future redemptions of the exchanged           shares.

                Investors who held Ivy Fund shares as of December
31, 1991,           or who held shares of certain funds that were
reorganized into an           Ivy or Mackenzie fund, may be
exempt from sales charges on the           exchange of shares
between any of the Ivy or Mackenzie funds.  If           you
believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

               In calculating the sales charge assessed on an
exchange,           shareholders will be allowed to use the
Rights of Accumulation           privilege.












               EXCHANGES BY TELEPHONE:  If Section 6D of the
Account           Application is not completed, telephone
exchange privileges will           be provided automatically.
Although telephone exchanges may be a           convenient
feature, you should realize that you may be giving up           a
measure of security that you may otherwise have if you
terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must
notify           IMSC in writing.

               In order to execute an exchange, please contact
IMSC at 1-          800-777-6472. Have the account number of your
current fund and           the exact name in which it is
registered available to give to the           telephone
representative.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
exchange instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               EXCHANGES IN WRITING:  In a letter, request an
exchange and           provide the following information:

               -    The name and class of the fund whose shares
you                     currently own.

               -    Your account number.

               -    The name(s) in which the account is
registered.

               -    The name of the fund in which you wish your
exchange to                     be invested.

               -    The number of shares or the dollar amount you
wish to                     exchange.

               The request must be signed by all registered owners.

          REINVESTMENT PRIVILEGE

               Investors who have redeemed Class A shares of the
Fund have           a one-time privilege of reinvesting all or a
part of the proceeds           of the redemption back into Class
A shares of that Fund at NAV           (without a sales charge)
within 60 days after the date of           redemption. IN ORDER
TO REINVEST WITHOUT A SALES CHARGE,           SHAREHOLDERS OR
THEIR BROKERS MUST INFORM IMSC THAT THEY ARE           EXERCISING
THE REINVESTMENT PRIVILEGE AT THE TIME OF           REINVESTMENT.
The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption.
In












          addition, upon a reinvestment, the shareholder may not
be           permitted to take into account sales charges
incurred on the           original purchase of shares in
computing their taxable gain or           loss.

          SYSTEMATIC WITHDRAWAL PLAN

               You may elect the Systematic Withdrawal Plan at
any time by           completing the Account Application, which
is attached to this           Prospectus. You can also obtain
this application by contacting           your registered
representative or IMSC at 1-800-777-6472. To be
eligible, you must have at least $5,000 in your account. Payments
         (minimum distribution amount -- $50) from your account
can be           made monthly, quarterly, semi-annually, annually
or on a selected           monthly basis, to yourself or any
other designated payee. You may           elect to have your
systematic withdrawal paid directly to your           bank
account via EFT, at no charge. Share certificates must be
 unissued (i.e., held by the Fund) while the plan is in effect. A
         Systematic Withdrawal Plan may not be established if you
are           currently participating in the Automatic Investment
Method. For           more information, please contact IMSC at
1-800-777-6472.

               If payments you receive through the Systematic
Withdrawal           Plan exceed the dividends and capital
appreciation of your           account, you will be reducing the
value of your account.           Additional investments made by
shareholders participating in the           Systematic Withdrawal
Plan must equal at least $1,000 while the           plan is in
effect. However, it may not be advantageous to           purchase
additional Class A, Class B or Class C shares when you
have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A
shares or to           a CDSC imposed on your redemptions of
Class B or Class C shares.           In addition, redemptions are
taxable events.

               Amounts paid to you through the Systematic
Withdrawal Plan           are derived from the redemption of
shares in your account. Any           applicable CDSC will be
assessed upon the redemptions. A CDSC           will not be
assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

               Should you wish at any time to add a Systematic
Withdrawal           Plan to an existing account or change payee
instructions, you           will need to submit a written
request, signed by all registered           owners, with
signatures guaranteed.

               Retirement accounts are eligible for Systematic
Withdrawal           Plans. Please contact IMSC at 1-800-777-6472
to obtain the           necessary paperwork to establish a plan.

               If the U.S. Postal Service cannot deliver your
checks, or if           deposits to a bank account are returned
for any reason, your            redemptions will be discontinued.













          AUTOMATIC INVESTMENT METHOD

               You may authorize an investment to be
automatically drawn           each month from your bank for
investment in Fund shares by           completing Sections 6A and
7B of the Account Application. Attach           a "voided" check
or deposit slip to your account application. At           pre-
specified intervals, your bank account will be debited and
  the proceeds will be credited to your Ivy fund account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you
for this           program.

               You may terminate or suspend your Automatic
Investment           Method by telephone at any time by
contacting IMSC at           1-800-777-6472.

               If you have investments being withdrawn from a
bank account           and we are notified that the account has
been closed, your           Automatic Investment Method will be
discontinued.

          CONSOLIDATED ACCOUNT STATEMENTS

               Shareholders with two or more Ivy or Mackenzie
fund accounts           having the same taxpayer I.D. number will
receive a single           quarterly account statement, unless
otherwise specified. This           feature consolidates the
activity for each account onto one           statement. Requests
for quarterly consolidated statements for all           other
accounts must be submitted in writing and must be signed by all registered owners.

          RETIREMENT PLANS

               The Ivy and Mackenzie family of funds offer
several tax-          sheltered retirement plans that may fit
your needs:

               - IRA (Individual Retirement Account)

               - 401(k), Money Purchase Pension and Profit
Sharing Plans

               - SEP-IRA (Simplified Employee Pension Plan)

               - 403(b)(7) Plans

               - SIMPLE Plans (Individual Retirement Account and
401(k))

               Minimum initial and subsequent investments for
retirement           plans are $25.

               Investors Bank & Trust, which serves as custodian
or trustee           under the retirement plan prototypes
available from the Fund,           charges certain nominal fees
for annual maintenance. A portion of           these fees is
remitted to IMSC, as compensation for its services           to
the retirement plan accounts maintained with the Fund.













               Distributions from retirement plans are subject to
certain           requirements under the Code. Certain
documentation, including IRS           Form W4-P, must be
provided to IMSC prior to taking any           distribution.
Please contact IMSC for details. The Ivy and           Mackenzie
family of funds and IMSC assume no responsibility to
determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please
contact           your broker or tax adviser.

               Please call IMSC at 1-800-777-6472 for complete
information           kits describing the plans, their benefits,
restrictions,           provisions and fees.

          SHAREHOLDER INQUIRIES

               Inquiries regarding the Fund should be directed to
IMSC at           1-800-777-6472.
















































                                 IVY PAN-EUROPE FUND
                                 ACCOUNT APPLICATION
                USE THIS APPLICATION FOR CLASS A, CLASS B AND
CLASS C

               Please mail applications and checks to: Ivy
Mackenzie           Services Corp., P.O. Box 3022, Boca Raton, FL
33431-0922.

               (This application should not be used for
retirement accounts           for which Ivy Fund is
custodian.)

          Account Number:

          (Fund Use Only)

          Dealer #:
          Branch #:
          Rep. I.D. #:
          Acct. Type:
          Soc Cd:
          Div Cd:
          CG Cd:
          Exc Cd:
          Red Cd:


          1.   REGISTRATION

               / / Individual
               / / Joint Tenant
               / / Estate
               / / UGMA/UTMA
               / / Corporation
               / / Partnership
               / / Sole Proprietor
               / / Trust
               / / Other

               Date of Trust
               Owner, Custodian or Trustee
               Co-owner or Minor
               Minor's State of Residence
               Street
               City
               State
               Zip Code
               Phone Number -- Day
               Phone Number -- Evening

          2.   TAX ID

               Citizenship: / / U.S. / / Other ________________

               Social Security Number
               Tax Identification Number












               Under penalties of perjury, I certify by signing
in Section                8 below that: (1) the number shown in
this section is my                correct taxpayer identification
number (TIN), and (2) I am                not subject to backup
withholding because: (a) I have not                been notified
by the Internal Revenue Service (IRS) that I                am
subject to backup withholding as a result of a failure to
      report all interest or dividends, or (b) the IRS has
       notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or
dividends                on your tax return.) Please see the "Tax
Identification                Number" section of the Prospectus
for additional information                on completing this
section.

          3.   DEALER INFORMATION

               The undersigned ("Dealer") agrees to all
applicable                provisions in this Application,
guarantees the signature and                legal capacity of the
Shareholder, and agrees to notify IMSC                of any
purchases made under a Letter of Intent or Rights of Accumulation.

               Dealer Name
               Branch Office Address
               City
               State
               Zip Code
               Representative's Name and Number
               Representative's Phone Number
               Authorized Signature of Dealer

          4.   INVESTMENTS

               A.   Enclosed is my check ($1,000 minimum) made
payable to                     Ivy Pan-Europe Fund.  Please
invest it in Class A __ or                     Class B __ or
Class C shares.*

                    $_______________________(Amount Enclosed)

               B.   I qualify for an elimination of the sales
charge due to                     the following privilege
(applies only to Class A                     shares):

                    __   New Letter  of Intent (if ROA or 90-day
backdate                          privilege is applicable,
provide account(s)                          information below.)
                    __   ROA with the account(s) listed below.
                __   Existing Letter of Intent with account(s)
listed                          below.

                    Fund Name(s)
                    Account Number(s)













                    If establishing a Letter of Intent, you will
need to                     purchase Class A shares over a
thirteen-month period in                     accordance with the
provisions in the Prospectus.  The                     Aggregate
amount of these purchases will be at least
equal to the amount indicated below (see Prospectus for
         minimum amount required for reduced sales charges).
              /  / $  50,000
                    /  / $100,000
                    /  / $250,000
                    /  / $500,000

               C.   FOR DEALER USE
                    Confirmed trade orders: [Confirm Number,
Number of                     Shares, Trade Date]

          5.   DISTRIBUTION OPTIONS

               I would like to reinvest dividends and capital
gains into                additional shares in this account at
net asset value unless                a different option is
checked below.

               A.   /  / Reinvest all dividends and capital gains
into                          additional shares of a different
Ivy or Mackenzie                          fund.

                    Fund Name
                    Account Number

               B.   /  / Pay all dividends in cash and reinvest
capital                          gains into additional shares in
this Fund or a                          different Ivy or
Mackenzie fund.

                    Fund Name
                    Account Number

               C. / / Pay all dividends and capital gains in cash.

               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
C OR D                ABOVE, BE:

               /  / Sent to the address listed in the
registration.                /  /      Sent to the special payee
listed in Section                 7A /  / (By Mail)
               7B /  / (By E.F.T.)

          6.   OPTIONAL SPECIAL FEATURES

               A.   /  / Automatic Investment Method (AIM)

               -    I wish to invest _________________
                    /  / once per month
                    /  / twice
                    /  / 3 times
                    /  / 4 times












               -    My bank account will be debited on the
_________ day of                     the month

               Please invest $___________________ each period
starting in                the month of __________________ in Ivy
Pan-Europe Fund.                /  / Class A
               /  / Class B
               /  / Class C

               /  / I have attached a voided check to ensure my
correct                     bank account will be debited.

               B.   Systematic Withdrawal Plans**

               I wish to automatically withdraw funds from my
account in                Ivy Pan-Europe Fund

               /  / Monthly /  / Quarterly /  /Semiannually /  /
Annually

                / / Once / / Twice / / 3 times / / 4 times per month

               I request the distribution be:

               /  / Sent to the address listed in the
registration.                /  / Sent to the special payee
listed in Section 7.                /  / Invested into additional
shares of the same class of a                     different Ivy
Mackenzie fund.

               Fund Name
               Account Number

               Amount $__________________(Minimum $50) starting
on or about                the

               -    _______ day of the month
               -    _______ day of the month
               -    _______ day of the month*

               NOTE: Account minimum: $5,000 in shares at current
offering                price

               C.   Electronic Funds Transfer for Redemption
Proceeds**

                    I authorize the Agent to honor telephone
instructions                     for the redemption of Fund
shares up to $50,000.                     Proceeds may be wire
transferred to the bank account                     designated
($1,000 minimum).  (Complete Section 7B)

               D.   Telephone Exchanges**    /  / Yes         /
/ No

                    I authorize exchanges by telephone among the
Ivy and                     Mackenzie family of funds upon
instructions from any                     person as more fully
described in the Prospectus. To                     change this
option once established, written












                    instructions must be received from the
shareholder of                     record or the current
registered representative.

                    If neither box is checked, the telephone
exchange                     privilege will be provided
automatically.

               E.   Telephonic Redemptions** /  / Yes         /
/ No

                    The Fund or its agents are authorized to
honor                     telephone instructions from any person
as more fully                     described in the Prospectus for
the redemption of Fund                     shares. The amount of
the redemption shall not exceed                     $50,000 and
the proceeds are to be payable to the
shareholder of record and mailed to the address of
    record. To change this option once established, written
             instructions must be received from the shareholder
of                     record or the current registered
representative.

                    If neither box is checked, the telephone
redemption                     privilege will be provided
automatically.

               *    There must be a period of at least seven
calendar days                     between each
investment/withdrawal period.

               **   This option may not be used if shares are
issued in                     certificate form.

          7.   SPECIAL PAYEE

               A.   MAILING ADDRESS

                    Please send all disbursements to this special payee:

                    Name of Bank or Individual
                    Account Number (If Applicable)
                    Street
                    City/State/Zip

               B.   FED WIRE / E.F.T. INFORMATION

                    Financial Institution
                    ABA #
                    Account #
                    Street
                    City/State/Zip
                    (Please attach a voided check)

          8.   SIGNATURES

               Investors should be aware that the failure to
check the "No"                under Section 6D or 6E above means
that the Telephone                Exchange/Redemption Privileges
will be provided. The Funds                employ reasonable
procedures that require personal                identification
prior to acting on  exchange/redemption












               instructions communicated by telephone to confirm
that such                instructions are genuine. In the absence
of such procedures,                a Fund may be liable for any
losses due to unauthorized or                fraudulent telephone
instructions. Please see "Exchange                Privilege" and
"How to Redeem Shares" in the Prospectus for                more
information on these privileges.

               I certify to my legal capacity to purchase or
redeem shares                of the Fund for my own account or
for the account of the                organization named in
Section 1.  I have received a current                Prospectus
and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

               THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR
CONSENT                TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE                CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.


               ______________________________
________________________                Signature of Owner,
Custodian,     Date
               Trustee or Corporate Officer


               ______________________________
________________________                Signature of Joint Owner,
        Date
               Co-Trustee or Corporate Officer


             01IPEFX0597




































                                 IVY PAN-EUROPE FUND

                                      series of

                                       IVY FUND

                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                   May _, 1997


_________________________________________________________________


               Ivy  Fund (the "Trust") is an open-end management
investment           company  that  currently  consists  of
seventeen  fully  managed           portfolios, each of which
(except for  Ivy Latin America Strategy           Fund) is
diversified.  Ivy Latin America Strategy Fund  is a non-
diversified portfolio.   This Statement of Additional Information
         ("SAI") describes one of the portfolios, Ivy Pan-Europe
Fund (the           "Fund").  The other sixteen portfolios of the
Trust are described           in separate Statements of
Additional Information.

               This  SAI  is  not  a  prospectus  and  should  be
read  in           conjunction with the  prospectus for the Fund
dated  May __, 1997           (the "Prospectus"), which  is
available upon request  and without           charge from the
Trust at the Distributor's address and telephone number listed below.



                                  INVESTMENT MANAGER

                             Ivy Management Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472


                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111
















                                  TABLE OF CONTENTS

             INVESTMENT OBJECTIVE AND POLICIES  . . . . . . . . .
 . . .   4                BANKING INDUSTRY AND SAVINGS AND LOAN
OBLIGATIONS  . . .   4                BORROWING  . . . . . . . .
 . . . . . . . . . . . . . . .   4                COMMERCIAL PAPER
 . . . . . . . . . . . . . . . . . . . .   4                U.S.
GOVERNMENT SECURITIES . . . . . . . . . . . . . . .   5
    CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . .   6
             DEBT SECURITIES, IN GENERAL  . . . . . . . . . . . .
 . .   7                INVESTMENT-GRADE DEBT SECURITIES . . . . .
 . . . . . . .   8                FOREIGN SECURITIES . . . . . . .
 . . . . . . . . . . . .   9                          INVESTING IN
EMERGING MARKETS  . . . . . . . .  10                FORWARD
FOREIGN CURRENCY CONTRACTS . . . . . . . . . . .  12
 FOREIGN CURRENCIES . . . . . . . . . . . . . . . . . . .  13
          REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . .
 .  14                WARRANTS . . . . . . . . . . . . . . . . . .
 . . . . . .  15                OPTIONS TRANSACTIONS . . . . . . .
 . . . . . . . . . . .  15                     OPTIONS, IN GENERAL
 . . . . . . . . . . . . . . . .  15                     WRITING
OPTIONS ON INDIVIDUAL SECURITIES  . . . . .  17
 PURCHASING OPTIONS ON INDIVIDUAL SECURITIES . . . .  17
          PURCHASING  AND  WRITING   OPTIONS  ON  SECURITIES
                   INDICES  . . . . . . . . . . . . . . . . . . .
18                     RISKS OF OPTIONS TRANSACTIONS . . . . . .
 . . . . .  19                     SECURITIES INDEX FUTURES
CONTRACTS  . . . . . . . .  21                     RISKS OF
SECURITIES INDEX FUTURES . . . . . . . . .  23
COMBINED TRANSACTIONS  . . . . . . . . . . . . . . . . .  24
         RESTRICTED AND ILLIQUID SECURITIES . . . . . . . . . . .
25

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  26

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  28

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  29                AUTOMATIC INVESTMENT METHOD  . . . . . .
 . . . . . . . .  30                EXCHANGE OF SHARES . . . . . .
 . . . . . . . . . . . . .  30                     INITIAL SALES
CHARGE SHARES . . . . . . . . . . . .  30
CONTINGENT DEFERRED SALES CHARGE SHARES . . . . . .  30
    LETTER OF INTENT . . . . . . . . . . . . . . . . . . . .  33
             RETIREMENT PLANS . . . . . . . . . . . . . . . . . .
 . .  34                     INDIVIDUAL RETIREMENT ACCOUNTS  . . .
 . . . . . . .  35                     QUALIFIED PLANS . . . . . .
 . . . . . . . . . . . .  36                     DEFERRED
COMPENSATION  FOR   PUBLIC  SCHOOLS  AND
CHARITABLE      ORGANIZATIONS     ("403(b)(7)
    ACCOUNT")  . . . . . . . . . . . . . . . . . .  37
   REINVESTMENT PRIVILEGE . . . . . . . . . . . . . . . . .  38
            RIGHTS OF ACCUMULATION . . . . . . . . . . . . . . .
 . .  39                SYSTEMATIC WITHDRAWAL PLAN . . . . . . . .
 . . . . . . .  40                GROUP SYSTEMATIC INVESTMENT
PROGRAM  . . . . . . . . . .  40

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  41                PERSONAL INVESTMENTS BY EMPLOYEES OF IMI
 . . . . . . . .  47

          COMPENSATION TABLE  . . . . . . . . . . . . . . . . . .
 . . .  48













          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  49                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  49                DISTRIBUTION SERVICES  .
 . . . . . . . . . . . . . . . .  51                     RULE
18F-3 PLAN . . . . . . . . . . . . . . . . . .  52
    RULE 12B-1 DISTRIBUTION PLANS . . . . . . . . . . .  53
        CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . .
55                FUND ACCOUNTING SERVICES . . . . . . . . . . .
 . . . . .  55                TRANSFER AGENT AND DIVIDEND PAYING
AGENT . . . . . . . .  55                ADMINISTRATOR  . . . . .
 . . . . . . . . . . . . . . . .  56                AUDITORS . . .
 . . . . . . . . . . . . . . . . . . . . .  56

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  56

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  58

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . .  60

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . .  60

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . .  62

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . .  62                OPTIONS,   FUTURES   AND   FOREIGN
CURRENCY   FORWARD                     CONTRACTS . . . . . . . .
 . . . . . . . . . . . . .  64                CURRENCY
FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES .  65
INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . .  65
         DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . . . . .
66                DISTRIBUTIONS  . . . . . . . . . . . . . . . .
 . . . . .  67                DISPOSITION OF SHARES  . . . . . . .
 . . . . . . . . . .  68                FOREIGN WITHHOLDING TAXES
 . . . . . . . . . . . . . . .  69                BACKUP
WITHHOLDING . . . . . . . . . . . . . . . . . . .  70

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . .  70                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . .  70                     OTHER   QUOTATIONS,
COMPARISONS    AND   GENERAL                          INFORMATION
 . . . . . . . . . . . . . . . . .  72

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . .  72

          APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . .  73

          APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF April __, 1997
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . .  76
















                          INVESTMENT OBJECTIVE AND POLICIES

               The  Fund has  its own  investment  objective and
policies,           which   are  described  in  the  Prospectus
under  the  captions           "Investment  Objective  and
Policies"   and  "Risk  Factors  and           Investment
Techniques."   Additional  information regarding  the
characteristics and risks associated with the Fund's investment techniques is set forth below.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of  deposit are negotiable
certificates issued           against funds  deposited  in a
commercial  bank for  a  definite           period  of  time  and
earning  a  specified  return.    Bankers'           acceptances
are negotiable drafts or bills of exchange, normally
drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that
the bank           unconditionally agrees to pay the face value
of the instrument at           maturity).  The Fund's investments
in certificates of deposit and           bankers'  acceptances
are  limited to  obligations  of (i)  banks           having
total assets in excess of  $1 billion and (ii) U.S. banks
 which  do not  meet  the  $1 billion  asset  requirement, if
the           principal  amount  of such  obligation  is fully
insured  by the           Federal Deposit Insurance  Corporation
(the "FDIC").   The Fund's           investments in  certificates
of deposit  of savings  associations           are  limited  to
obligations   of  Federal  and  state-chartered
institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

          BORROWING

               Borrowing may exaggerate  the effect on the Fund's
net asset           value of  any increase  or decrease in  the
value  of the  Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs  (which  may
include  commitment  fees and/or  the  cost of
maintaining minimum average balances).  Although the principal of the Fund's borrowings will be fixed, the Fund's assets
may change           in  value  during  the  time  a borrowing
is  outstanding,  thus           increasing exposure to capital
risk.

          COMMERCIAL PAPER

               Commercial paper represents  short-term unsecured
promissory           notes   issued  in  bearer   form  by  bank
holding  companies,           corporations  and finance
companies.   The  Fund  may invest  in           commercial
paper  that  is  rated   A-1  by  Standard  &  Poor's
Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc.
         ("Moody's")  or, if not  rated by  Moody's or  S&P, is
issued by           companies having an outstanding debt issue
rated AAA or AA by S&P           or Aaa or Aa by Moody's.
















          DEPOSITORY RECEIPTS

               American Depository  Receipts ("ADRs"),  European
Depository           Receipts ("EDRs"), Global  Depository
Receipts ("GDRs"), American           Depository Shares ("ADSs"),
European Depository Shares  ("EDSs")           and Global
Depository Shares ("GDSs") are depository instruments,
the  issuance of  which is  typically administered  by a  U.S. or
         foreign  bank or  trust  company.    These  instruments
evidence           ownership of  underlying securities issued  by
a U.S.  or foreign           corporation.   Unsponsored  programs
are  organized independently           and  without  the
cooperation  of  the issuer  of  the underlying
securities.   As a  result, available information  concerning the
         issuer  may  not  be  as  current  as  for  sponsored
depository           instruments and  their prices may  be more
volatile than  if they           were sponsored by the issuers of
the underlying securities.

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the  U.S.  Government,  its  agencies
or  instrumentalities.           Securities guaranteed by the
U.S. Government include:  (1) direct           obligations  of
the U.S. Treasury (such as Treasury bills, notes,           and
bonds) and  (2) Federal agency  obligations guaranteed as  to principal  and  interest  by  the U.S.  Treasury  (such  as
GNMA           certificates, which  are mortgage-backed
securities).   When such           securities  are held  to
maturity, the  payment of  principal and           interest  is
unconditionally  guaranteed by the  U.S. Government,
and thus they are  of the highest possible credit  quality.  U.S.
         Government securities that are  not held to maturity
are subject           to variations  in market value  due to
fluctuations in  interest           rates.

               Mortgage-backed securities are  securities
representing part           ownership  of  a pool  of  mortgage
loans.   For  example,  GNMA           certificates are  such
securities in which the  timely payment of           principal
and interest is guaranteed by the full faith and credit
of the U.S. Government.  Although the mortgage  loans in the pool will have  maturities of up to 30  years, the actual
average life           of the  loans typically will  be
substantially  less because  the           mortgages  will be
subject  to principal amortization  and may be           prepaid
prior to maturity.   Prepayment rates vary widely and may
 be affected by changes  in market interest rates.  In  periods
of           falling interest rates, the rate of prepayment tends
to increase,           thereby  shortening  the  actual average
life  of  the security.           Conversely, rising  interest
rates tend  to decrease the  rate of           prepayments,
thereby lengthening  the actual average life  of the
security  (and  increasing  the   security's  price  volatility).
         Accordingly, it is not possible to predict accurately
the average           life of a particular pool.   Reinvestment
of prepayment may occur           at  higher  or  lower  rates
than  the  original  yield  on  the           certificates.   Due
to the  prepayment feature  and the  need to           reinvest
prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of












          declining  interest rates.   Such  securities  may
appreciate  or           decline in market  value during  periods
of  declining or  rising           interest rates, respectively.

               Securities issued by  U.S. Government
instrumentalities  and           certain  federal agencies are
neither direct obligations  of nor           guaranteed  by the
U.S.  Treasury; however, they  involve Federal
sponsorship in one  way or another.  Some are  backed by specific types of collateral, some are  supported by the issuer's
right to           borrow from the Treasury, some are supported
by the discretionary           authority of the Treasury to
purchase  certain obligations of the           issuer, others
are supported only  by the credit of  the issuing
government   agency  or  instrumentality.    These  agencies  and
         instrumentalities include, but  are not limited to,
Federal Land           Banks,   Farmers   Home   Administration,
Central   Bank    for           Cooperatives,  Federal
Intermediate  Credit  Banks, Federal  Home           Loan Banks,
Federal National Mortgage Association,  Federal Home
Loan   Mortgage   Association,   and   Student   Loan   Marketing
         Association.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities,  their values will  normally
vary in  some proportion           with  those  of  the
underlying  equity  securities. Convertible           securities
usually  provide a  higher yield  than the  underlying
equity, however, so that the price decline of a convertible security may sometimes be less substantial than
that of  the           underlying equity security.

               The  Fund  may  invest in  convertible
securities,  such as           corporate  bonds, notes,
debentures and other securities that may           be  converted
into  common stock.    Investments  in convertible
securities can  provide  income  through  interest  and  dividend payments as well  as an opportunity  for capital
appreciation  by           virtue of their conversion or exchange
features.

               The  convertible securities  in which  the  Fund
may  invest           include zero coupon debt securities, and
preferred stock that may           be  converted or exchanged  at
a stated  or determinable exchange           ratio into
underlying shares of common stock.  The exchange ratio
for any particular convertible security may be adjusted from time
         to   time  due  to  stock  splits,  dividends,  spin-
offs,  other           corporate distributions  or  scheduled
changes  in  the  exchange           ratio.   Convertible  debt
securities  and convertible  preferred           stocks, until
converted, have general characteristics similar  to
both debt  and equity  securities.  Although  to a  lesser extent
         than   with  debt  securities  generally,  the  market
value  of           convertible  securities  tends  to  decline
as  interest  rates           increase and,  conversely, tends
to increase  as interest  rates           decline.   In
addition, because  of the  conversion or  exchange
feature,  the market  value of  convertible securities  typically changes  as the  market  value  of  the underlying
common  stock           changes, and,  therefore, also tends  to
follow movements  in the












          general market for  equity securities.  When the
market price of           the underlying common stock increases,
the price of a convertible           security  tends to  rise  as
a  reflection of  the  value of  the           underlying  common
stock, although  typically not as  much as the           price of
the  underlying  common stock.    While  no  securities
investments  are   without  risk,   investments  in   convertible
         securities  generally entail less risk than investments
in common           stock of the same issuer.

               As debt  securities, convertible securities  are
investments           which provide for  a stream  of income  or,
in the  case of  zero           coupon  securities, accretion  of
income  with generally  higher           yields than common
stocks.   Of course, like all debt securities,           there
can be no assurance of income or principal payments because
   the issuers  of the convertible  securities may default  on
their           obligations.  Convertible securities generally
offer lower yields           than  non-convertible securities  of
similar  quality because  of           their conversion or
exchange features.

               Convertible securities generally  are subordinated
to  other           similar  but  non-convertible  securities  of
the  same  issuer,           although convertible  bonds, as
corporate debt obligations,  are           senior  in  right  of
payment  to  all  equity  securities,  and           convertible
preferred  stock is  senior to  common stock,  of the
same  issuer.     However,  convertible   bonds  and  convertible
         preferred  stock typically have  lower coupon rates
than similar           non-convertible securities.

               Convertible  securities   may  be  issued  as
fixed  income           obligations that pay  current income or
as zero  coupon notes and           bonds,  including  Liquid
Yield Option  Notes  ("LYONs").   Zero           coupon
securities pay no cash  income and are sold at substantial
  discounts from their  value at maturity.  When  held to
maturity,           their entire  income, which  consists of
accretion of  discount,           comes from the difference
between the issue price and their value           at  maturity.
Zero  coupon  convertible  securities  offer  the
opportunity  for  capital   appreciation  because  increases  (or
         decreases) in the market value of  such securities
closely follow           the movements in the market value of the
underlying common stock.           Zero coupon convertible
securities generally are expected  to be           less  volatile
than  the underlying  common  stocks because  they
usually are issued  with short maturities (15 years  or less) and are issued with options and/or redemption features
exercisable by           the holder of  the obligation entitling
the holder  to redeem the           obligation and receive a
defined cash payment.

          DEBT SECURITIES, IN GENERAL

                Investment in debt  securities involves both
interest  rate           and  credit risk. Generally, the  value
of debt instruments rises           and  falls  inversely  with
fluctuations  in  interest  rates. As           interest  rates
decline, the  value of debt  securities generally
increases.  Conversely, rising interest  rates tend to  cause the
         value  of  debt   securities  to  decrease.  Bonds
with  longer












          maturities  generally are more  volatile than bonds
with shorter           maturities.  The  market  value of  debt
securities  also varies           according  to the relative
financial condition  of the issuer. In           general,  lower-
quality  bonds  offer higher  yields  due  to the
increased  risk  that the  issuer  will  be  unable to  meet  its obligations on interest or principal  payments at the
time called           for by the debt instrument.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by  Moody's and AAA by S&P are
judged to be           of the  best quality  (i.e., capacity to
pay interest  and repay           principal  is extremely
strong). Bonds rated Aa/AA are considered           to be of
high quality (i.e., capacity to pay  interest and repay
principal  is very  strong  and differs  from  the highest  rated issues only  to a  small  degree). Bonds  rated A  are
viewed  as           having  many favorable investment
attributes, but elements may be           present that suggest a
susceptibility to the adverse effects  of           changes in
circumstances and  economic conditions  than debt  in
higher  rated categories.   Bonds  rated  Baa/BBB (considered  by
         Moody's to be "medium grade" obligations) are considered
to have           an adequate  capacity to  pay interest and
repay principal,  but           certain protective elements may
be lacking (i.e., such bonds lack           outstanding
investment characteristics and have some  speculative
characteristics).   The Fund  may invest in  debt securities that
         are given an  investment-grade rating by Moody's or
S&P, and may           also invest in unrated debt securities
that are considered by IMI           to be of comparable quality.

          LOW-RATED DEBT SECURITIES

               The Fund may invest in corporate debt securities
rated Ba or           lower by  Moody's, or  BB or  lower by
S&P. The  Fund will  not,           however,  invest in
securities  that, at the  time of investment,           are rated
lower than  C by  either Moody's  or S&P.   Securities
rated lower than Baa  or BBB (and comparable unrated  securities)
         are commonly referred to as "high yield" or  "junk"
bonds and are           considered  to be predominantly
speculative with respect  to the           issuer's  continuing
ability  to  meet  principal  and  interest           payments.
The lower  the ratings of  corporate debt securities,
the more  their risks render  them like equity securities.   (See
         Appendix  A  for  a  more complete  description  of  the
ratings           assigned   by    Moody's   and    S&P   and
their    respective           characteristics.)

               While IMI may refer to  ratings issued by
established credit           rating agencies,  it is not  IMI's
policy to rely  exclusively on           such ratings, but rather
to  supplement such ratings with its own           independent
and  ongoing review  of credit quality.   The  Fund's
achievement of its investment objective may, to the extent of its investment  in high  yield bonds,  be more  dependent
upon  IMI's           credit analysis than would be the case if
the Fund were investing           in  higher quality  bonds.
Should the  rating  of a  portfolio           security be
downgraded,  IMI will determine whether it  is in the












          Fund's  best  interest to  retain  or  dispose of  the
security.           However,  should  any  individual  bond  held
 by  the  Fund  be           downgraded below a rating of  C, IMI
currently intends to dispose           of that bond based on then
existing market conditions.

               The secondary  market on which  high yield bonds
are traded           may be less liquid than the market for
higher grade bonds.   Less           liquidity  in the secondary
trading market could adversely affect           the price  at
which the  Fund could sell  a high yield  bond, and
cause  large fluctuations  in the  daily net  asset value  of the
         Fund's  shares.    Adverse  publicity  and  investor
perceptions,           whether or  not based on  fundamental
analysis, may  decrease the           value and liquidity  of
high yield bonds, especially  in a thinly           traded
market.   When secondary markets for high yield securities
  become relatively less liquid, it  may be more difficult to
value           the  securities, requiring additional  research,
and  elements of           judgment.   Prices for high  yield
bonds may  also be affected by           legislative and
regulatory developments.   (For example, Federal           rules
currently require savings and loan institutions to reduce gradually their holdings of high yield bonds).

          FOREIGN SECURITIES

               The  Fund may  invest  in  securities  of  foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Eurodollar           securities,  sponsored and
unsponsored ADRs,  EDRs, GDRs,  ADSs,           EDSs and GDSs and
debt securities issued, assumed or  guaranteed           by
foreign   governments    (or   political   subdivisions   or
    instrumentalities   thereof).     Shareholders  should
consider           carefully   the  substantial  risks   involved
in  investing  in           securities  issued  by  companies
and  governments  of  foreign           nations, which  are in
addition to the  usual risks  inherent in           domestic
investments.

               Although the Fund intends to invest only in
nations that IMI           considers  to have  relatively stable
and  friendly governments,           there  is  the  possibility
of  expropriation,  nationalization,           repatriation or
confiscatory taxation,  taxation of income earned           in a
foreign country and  other foreign taxes,  foreign exchange
   controls (which may include suspension of the ability to
transfer           currency from  a given  country), default  in
foreign  government           securities,  political   or  social
instability   or  diplomatic           developments  that could
affect  investments  in  securities  of           issuers in
those  nations.  In addition, in  many countries there
is  less publicly  available information  about  issuers than  is
         available   for  U.S.  companies.    For  example,
ownership  of           unsponsored ADRs may not entitle  the
owner to financial or other           reports from the  issuer to
which it might  otherwise be entitled           as the owner of a
sponsored ADR.  Moreover, foreign companies are           not
generally   subject  to  uniform  accounting,  auditing  and
    financial  reporting   standards,  and  auditing   practices
and           requirements  may not be  comparable to those
applicable to U.S.           companies.   In many foreign
countries, there  is less government           supervision and
regulation of  business and  industry practices,












          stock exchanges, brokers and listed  companies than in
the United           States.  Foreign securities  transactions
may also be  subject to           higher  brokerage costs  than
domestic securities  transactions.           The foreign
securities markets of  many of the countries in which
the Fund may invest may also be smaller, less liquid  and subject to  greater price volatility than those in the United
States.  In           addition,  the Fund may  encounter
difficulties  or be  unable to           pursue legal remedies
and obtain judgment in foreign courts.

               Foreign   stock  markets   have   different
clearance   and           settlement  procedures and  in certain
markets  there have  been           times when  settlements have
been unable to  keep pace  with the           volume of
securities transactions, making it difficult to conduct
such   transactions.    Delays  in  settlement  could  result  in
         temporary periods when  assets of the Fund are
uninvested and no           return  is earned  thereon.  The
inability of  the Fund  to make           intended  security
purchases  due  to  settlement problems  could           cause
the  Fund  to  miss  attractive  investment opportunities.
  Further, the inability to dispose  of portfolio securities due
to           settlement problems could  result either  in losses
to the  Fund           because  of subsequent  declines  in the
value of  the portfolio           security or, if the Fund has
entered into a contract to  sell the           security,   in
possible  liability  to  the  purchaser.    Fixed
commissions on  some foreign  securities exchanges  are generally higher than  negotiated commissions on  U.S. exchanges,
although           IMI will  endeavor to achieve  the most
favorable net  results on           the Fund's portfolio
transactions.   It may be more difficult for           the
Fund's agents  to keep  currently  informed about  corporate actions such as stock dividends  or other matters that may
affect           the prices of  portfolio securities.
Communications  between the           United States  and foreign
countries may be  less reliable  than           within the
United States,  thus increasing  the risk of  delayed
settlements of portfolio transactions or loss of certificates for portfolio securities.  Moreover, individual foreign
economies may           differ favorably or unfavorably from the
United States economy in           such  respects  as  growth of
gross  national  product,  rate of           inflation,  capital
reinvestment,  resource self-sufficiency  and           balance
of payments position.  IMI seeks to mitigate the risks to
 the  Fund associated  with  the foregoing  considerations
through           investment variation and continuous
professional management.

               INVESTING IN EMERGING  MARKETS.  Investors should
recognize           that  investing in  certain foreign
securities  involves special           considerations, including
those set  forth below,  that are  not           typically
associated  with investing in United  States securities
and  that  may   affect  the  Fund's  performance   favorably  or
         unfavorably.  (See  "Foreign Securities" under the
caption "Risk           Factors and Investment Techniques" in the
Prospectus.)

               In recent years,  many emerging market countries
around the           world   have  undergone  political   changes
that  have  reduced           government's  role  in  economic
and  personal  affairs  and have           stimulated investment
and growth. Historically, there is a strong           direct
correlation  between  economic growth  and  stock  market












          returns.  While  this is no guarantee of  future
performance, IMI           believes  that  investment
opportunities  (particularly  in  the           energy,
environmental   services,  natural   resources,   basic
materials,   power,    telecommunications   and    transportation
         industries)  may result within the evolving economies of
emerging           market countries  from which the  Fund and its
shareholders will           benefit.

               Investments in  companies domiciled in  developing
countries           may be  subject to potentially  higher risks
than  investments in           developed  countries.    Such
risks  include  (i)  less  social,           political  and
economic  stability;  (ii)  a  small  market  for
securities and/or a  low or nonexistent volume of  trading, which result in a lack of liquidity and greater price
volatility; (iii)           certain national policies that may
restrict the Fund's investment           opportunities, including
restrictions on investment in issuers or           industries
deemed  sensitive to national interests;  (iv) foreign
taxation;  (v)  the  absence  of  developed  structures governing private  or foreign investment  or allowing for
judicial redress           for  injury  to   private  property;
(vi)  the   absence,  until           relatively recently in
certain Eastern European countries,  of a           capital
market  structure or  market-oriented economy; (vii)  the
 possibility  that  recent  favorable   economic  developments
in           Eastern  Europe  may  be  slowed  or  reversed  by
unanticipated           political or  social  events in  such
countries;  and (viii)  the           possibility that currency
devaluations could adversely affect the           value of  the
Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

               Despite the dissolution  of the Soviet Union,  the
Communist           Party  may continue  to exercise  a
significant  role  in certain           Eastern  European
countries.    To the  extent  of the  Communist           Party's
influence,  investments in  such  countries will  involve
 risks   of   nationalization,  expropriation   and
confiscatory           taxation.   The  communist  governments of
a  number of  Eastern           European countries expropriated
large amounts of private property           in the past,  in many
cases without  adequate compensation,  and           there can be
no assurance  that such expropriation will not occur           in
the future.   In  the event  of such expropriation,  the Fund
     could lose a  substantial portion of any investments  it has
made           in  the affected  countries.   Further, few  (if
any)  accounting           standards exist  in Eastern  European
countries.   Finally,  even           though certain  Eastern
European currencies  may be  convertible           into U.S.
dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the
         Fund's net asset value.

               Certain  Eastern European countries  that do not
have well-          established  trading markets are
characterized by an  absence of           developed  legal
structures  governing   private  and   foreign
investments and private property.  In addition, certain countries require  governmental approval  prior  to investments
by foreign           persons, or limit the amount  of investment
by foreign persons in












          a particular company, or limit  the investment of
foreign persons           to only a specific class of securities
of a company that may have           less  advantageous terms
than securities of the company available           for purchase
by nationals.

               Authoritarian  governments   in  certain   Eastern
European           countries may require  that a governmental or
quasi-governmental           authority act as custodian of  the
Fund's assets invested in such           country.  To  the extent
such governmental  or quasi-governmental           authorities do
not satisfy  the requirements  of the  Investment
Company Act of 1940, as amended (the "1940 Act"), with respect to the  custody  of  the  Fund's  cash  and  securities,
the  Fund's           investment in such countries may be limited
or may be required to           be effected  through
intermediaries.   The  risk of loss  through
governmental  confiscation   may  also   be  increased  in   such
         countries.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward  contract is an  obligation to purchase
or  sell a           specific currency for  an agreed price at a
future date (usually           less than a  year), and typically
is individually  negotiated and           privately  traded by
currency traders  and their  customers.   A           forward
contract  generally has  no deposit  requirement, and  no
 commissions  are  charged  at  any stage  for  trades.
Although           foreign  exchange dealers  do not charge  a
fee  for commissions,           they  do realize  a profit  based
on  the difference  between the           price at  which they
are  buying and selling  various currencies.           Although
these contracts  are intended  to minimize  the risk  of
loss due to a decline in  the value of the hedged currencies,  at the same time, they tend to limit  any potential gain
which might           result should the value of such currencies
increase.

               While  the Fund may  enter into forward  contracts
to reduce           currency exchange risks,  changes in currency
exchange  rates may           result in poorer overall
performance for  the Fund than if it had           not  engaged
in  such transactions.   Moreover,  there may  be an
imperfect correlation  between the  Fund's portfolio  holdings of securities  denominated  in  a  particular  currency
and forward           contracts entered into by the  Fund.  An
imperfect correlation of           this type may prevent the
Fund from achieving the intended hedge           or expose the
Fund to the risk of currency exchange loss.

               The Fund will not enter into or maintain a net
exposure to a           forward contract  where the  consummation
of  the contract  would           obligate the Fund  to deliver
an amount of  currency that exceeds           the  value  of the
Fund's portfolio  securities or  other assets
denominated  in that currency.  Further,  the Fund generally will not enter into  a forward contract  with a term greater
than one           year.

               To the extent required by applicable law, the Fund
will hold           cash  or liquid  securities  in  a
segregated account  with  its           Custodian in  an amount
equal (on a daily marked-to-market basis)












          to the amount of the  commitments under these
contracts.   At the           maturity of  a forward  contract,
the Fund  may either  accept or           make  delivery of  the
currency specified  in the  contract, or,           prior  to
maturity,  enter into  a  closing purchase  transaction
involving  the  purchase  or  sale  of  an  offsetting  position.
         Closing purchase transactions  with respect to  forward
contracts           are usually effected with the currency
trader who is a party  to           the original forward
contract.

          FOREIGN CURRENCIES

               Investment  in  foreign  securities  will  usually
 involve           currencies of  foreign  countries.   In
addition, the  Fund  may           temporarily hold foreign
currency deposits  during the completion           of  investment
programs  and  may  purchase  forward  contracts.
Because of these factors, the value of the assets of the  Fund as measured in U.S. dollars may be affected favorably or
unfavorably           by  changes in  foreign  currency  exchange
rates  and  exchange           control regulations.  The Fund may
also incur costs in connection           with conversions between
various currencies.  Although  the Fund           values  its
assets daily in terms  of U.S. dollars, the Fund does
not intend  to convert  its holdings of  foreign currencies  into
         U.S. dollars on a daily basis.   The Fund may do so from
time to           time,  and investors  should be  aware of  the
costs  of currency           conversion.   Although foreign
exchange dealers do  not charge a           fee  for  conversion,
they  do  realize  a  profit based  on  the           difference
(or "spread")  between the  prices at which  they are
buying and selling various currencies.   Thus, a dealer may offer
         to  sell  a foreign  currency  to  the Fund  at  one
rate,  while           offering  a lesser  rate of  exchange
should  the Fund  desire to           resell  that currency  to
the  dealer.   The  Fund will  usually           conduct  its
foreign currency  exchange transactions either  on a
cash basis  at the spot  rate prevailing in the  foreign currency exchange  market, or through  entering into forward
contracts to           purchase  or  sell  foreign  currencies
(see  "Forward  Foreign           Currency Contracts," above).

               Because the Fund normally will  be invested in
both U.S. and           foreign securities markets, changes in
the Fund's share price may           have  a low  correlation
with  movements  in U.S.  markets.   The           Fund's share
price  will reflect movements of the  stock and bond
markets in which  it is invested (both  U.S. and foreign) and  of the  currencies in which its foreign investments are
denominated.           Thus, the strength or weakness of the U.S.
dollar against foreign           currencies   accounts  for
part   of   the  Fund's   investment           performance.  U.S.
and foreign securities markets  do not always           move  in
step with each other, and the total returns from different markets may vary significantly.


















          ZERO COUPON BONDS

               The  Fund may purchase zero coupon  bonds in
accordance with           the Fund's credit quality standards.
Zero coupon bonds are debt           obligations  issued  without
any requirement  for  the  periodic           payment of
interest, and  are issued  at a  significant discount
from face value.   The discount approximates the  total amount of
         interest the  bonds would  accrue  and compound  over
the  period           until maturity at  a rate of interest
reflecting  the market rate           at the time of issuance.
If the Fund holds  zero coupon bonds in           its  portfolio,
it would  recognize income currently  for Federal
income tax purposes in the amount of the unpaid, accrued interest and  generally would be  required to distribute
dividends repre-          senting  such income to  shareholders
currently, even  though the           cash representing such
income would not have been received by the           Fund.
Cash  to  pay  dividends  representing  unpaid,  accrued
interest  may be  obtained from, for  example, sales  proceeds of portfolio  securities and  Fund shares  and  from loan
proceeds.           However, this may  result in the Fund's
having  to sell portfolio           securities at a time when it
might otherwise choose not to do so,           and the Fund might
incur a  capital loss on such sales.   Because           interest
on  zero coupon  obligations is not  distributed to  the
Fund on a current basis,  but is in effect compounded,  the value of such securities is subject to greater fluctuations in
response           to  changing interest rates  than the  value
of  debt obligations           that distribute income regularly.

          REPURCHASE AGREEMENTS

               Repurchase agreements  are  contracts under  which
the  Fund           buys  a  money  market  instrument  and
obtains  a  simultaneous           commitment  from the  seller
to  repurchase the  instrument  at a           specified time
and at  an agreed-upon  yield.   Under guidelines
approved by the Trust's Board of Trustees (the "Board"), the Fund
         is permitted  to enter  into  repurchase agreements
only if  the           repurchase agreements are at least fully
collateralized with U.S.           Government  securities  or
other  securities  that   the  Fund's           Investment
Manager  has  approved  for  use  as  collateral  for
repurchase  agreements, and  the  collateral must  be  marked-to-
        market daily.   The  Fund will enter  into repurchase
agreements           only  with banks and broker-dealers  deemed
to be creditworthy by           the  Fund's Investment Manager
under guidelines approved  by the           Board.  In the
unlikely event of failure of the executing bank or
broker-dealer,  the Fund could experience some delay in obtaining direct ownership of the  underlying collateral and might
incur  a           loss if  the value  of the  security should
decline, as well  as           costs in disposing of the
security.

          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and  risks that  are not
usually associated  with           investing  in larger, more
established companies.   For example,           the securities of
smaller companies may be subject to more abrupt












          or  erratic market  movements,  because they  tend  to
be  thinly           traded and  are subject  to a  greater
degree  to changes in  the           issuer's earnings  and
prospects.   Small companies also  tend to           have
limited  product  lines,  markets  or  financial resources.
   Transaction costs in  smaller company stocks  also may be
higher           than those of larger companies.

          WARRANTS

               The holder  of a  warrant has the  right, until
the warrant           expires, to  purchase a  given number of
shares of  a particular           issuer  at a  specified price.
Such  investments can  provide a           greater  potential
for   profit  or  loss  than   an  equivalent
investment  in the  underlying  security.    However,  prices  of
         warrants do not necessarily move in tandem with the
prices of the           underlying securities,  and are therefore
considered speculative           investments.   Warrants pay  no
dividends and  confer no  rights           other than  a purchase
option.   Thus, if  a warrant held  by the           Fund were
not  exercised by the date of its  expiration, the Fund
would lose the entire purchase price of  the warrant.  The Fund's investments in  warrants will not  exceed 5% of the
value of its           net assets.

          OPTIONS TRANSACTIONS

               OPTIONS, IN GENERAL.    The Fund may  engage in
transactions           in options on securities and stock indices
in accordance with its           stated  investment objective
and policies.   The  Fund may  also           purchase  put
options on  securities and  may purchase  and sell
(write)  put and  call  options  on stock  indices.   Options  on
         securities and  stock indices  purchased or written  by
the  Fund           will   be  limited  to  options  traded  on
national  securities           exchanges, boards  of trade  or
similar entities,  or in  the OTC           markets.

               A call option is a short-term contract (having a
duration of           less than  one year) pursuant  to which the
purchaser,  in return           for  the  premium  paid,  has
the  right  to  buy  the  security           underlying the
option at the specified exercise price at any time
during the term  of the option.   The writer of the  call option,
         who receives the  premium, has the  obligation, upon
exercise  of           the option, to deliver the underlying
security against payment of           the exercise price.  A put
option is a  similar contract pursuant           to which the
purchaser, in return for the  premium paid, has the
right to sell the security underlying the option at the specified exercise price at  any time during the  term of the
option.   The           writer  of the  put option,  who
receives the  premium, has  the           obligation, upon
exercise of the  option, to buy  the underlying
security  at  the  exercise  price.   The  premium  paid  by  the
         purchaser  of an  option will  reflect, among  other
things, the           relationship  of  the exercise  price  to
the market  price  and           volatility  of the  underlying
security,  the  time remaining  to           expiration of the
option, supply and demand, and interest rates.













               If  the  writer  of  an   option  wishes  to
terminate  the           obligation,  the   writer   may  effect
a   "closing   purchase           transaction."   This is
accomplished  by buying an option  of the           same series
as the option previously written.   The effect of the
purchase is  that the writer's  position will be canceled  by the
         Options Clearing Corporation.  However, a writer may not
effect a           closing  purchase transaction after  it has
been  notified of the           exercise of an  option.
Likewise, an investor who  is the holder           of an option
may liquidate his  or her  position by effecting  a
"closing sale transaction."   This is accomplished  by selling an
         option of the  same series  as the  option previously
purchased.           There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or  put option is not exercised or           sold, it
will become worthless on its expiration date.

               The  Fund will  realize  a gain  (or  a loss)  on
a closing           purchase transaction with  respect to a call
or  a put previously           written by the  Fund if the
premium, plus  commission costs, paid           by the Fund to
purchase the call or  the put is less (or greater)           than
the premium, less commission  costs, received by the Fund on the sale of the call or the put.  A gain also will be
realized if           a  call or  a put that  the Fund has
written lapses unexercised,           because the Fund would
retain the premium.   Any such gains  (or           losses) are
considered  short-term capital gains (or  losses) for
Federal income tax purposes.  Net short-term capital gains,  when distributed by  the Fund,  are taxable as  ordinary
income.   See           "Taxation."

               The Fund will realize a gain  (or a loss) on a
closing  sale           transaction with respect to a  call or a
put previously purchased           by the  Fund if the  premium,
less commission costs,  received by           the Fund on the
sale of the call or the put is greater (or  less)           than
the premium,  plus commission  costs, paid  by the  Fund to
   purchase  the call  or  the put.    If a  put or  a  call
expires           unexercised, it will become worthless on the
expiration date, and           the Fund  will realize a loss in
the  amount of the premium paid,           plus commission
costs.  Any such gain  or loss will be long-term           or
short-term gain or loss, depending upon the Fund's holding period for the option.

               Exchange-traded  options generally  have
standardized  terms           and are issued by a  regulated
clearing organization (such as the           Options  Clearing
Corporation), which,  in effect, guarantees the
completion  of  every  exchange-traded option  transaction.    In
         contrast, the terms of OTC options are negotiated by the
Fund and           its  counterparty (usually  a securities
dealer  or a  financial           institution) with no  clearing
organization guarantee.   When the           Fund purchases an
OTC option, it relies on the party from whom it           has
purchased the option (the "counterparty") to make delivery of
     the instrument underlying the option.   If the counterparty
fails           to do so, the Fund will lose any premium paid for
the  option, as           well as any  expected benefit of  the
transaction.   Accordingly,           IMI  will assess  the
creditworthiness  of  each counterparty  to












          determine the likelihood that the terms of the OTC
option will be           satisfied.

               WRITING  OPTIONS ON  INDIVIDUAL SECURITIES.    The
Fund  may           write (sell) covered call options  on the
Fund's securities in an           attempt  to  realize  a
greater current  return  than  would  be           realized  on
the  securities  alone.   The  Fund  may also  write
covered call  options to  hedge a possible  stock or  bond market decline (only to the extent of  the premium paid to the
Fund  for           the options).  In view of the investment
objectives  of the Fund,           the Fund generally would write
call options only in circumstances           where  the
Investment Manager to the Fund does not anticipate significant appreciation of the underlying security in the near
         future   or  has   otherwise  determined   to   dispose
of   the           security.

               The Fund may write covered  call options as
described in the           Prospectus.  A "covered" call option
means generally that so long           as the Fund is obligated
as the writer of a call option, the Fund           will (i) own
the underlying  securities subject to the option, or
(ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible
preferred stocks           or convertible debt  securities owned
by the Fund.   Although the           Fund  receives   premium
income   from  these   activities,  any           appreciation
realized on  an underlying security will  be limited           by
the terms  of the  call option.   The Fund  may purchase  call
      options  on individual  securities  only  to  effect  a
"closing           purchase transaction."

               As the writer of a call  option, the Fund receives
a premium           for undertaking the obligation to sell the
underlying security at           a  fixed  price  during  the
option period,  if  the  option  is           exercised.  So
long as the Fund remains obligated as a writer of           a
call option, it forgoes the opportunity to profit from increases in the market price of the underlying security
above           the exercise price  of the option, except insofar
as the premium           represents such a profit (and retains
the risk of loss should the           value of the underlying
security decline).

               PURCHASING OPTIONS ON  INDIVIDUAL SECURITIES.  The
Fund may           purchase a put option on an underlying
security owned by the Fund           as  a  defensive  technique
in   order  to  protect  against  an           anticipated
decline in the value of  the security.  The Fund, as
the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its
market price.           In order  for a put option to be
profitable, the market price of           the  underlying
security  must decline  sufficiently  below  the
exercise price  to cover the  premium and transaction  costs that the Fund  must pay.  These costs will  reduce any profit
the Fund           might  have realized had it  sold the
underlying security instead           of buying the  put option.
The  premium paid for the  put option           would   reduce
any   capital   gain   otherwise  available   for
distribution when the security is eventually sold.  The  purchase of  put  options  will  not be  used  by  the  Fund for
leverage           purposes.

               The Fund  may also  purchase a put  option on  an
underlying           security that it owns and at the same time
write a call option on           the same  security with  the
same  exercise price  and expiration           date.  Depending
on whether the underlying  security appreciates           or
depreciates  in value,  the  Fund would  sell  the underlying security for the exercise price  either upon exercise of the
call           option written by it or by exercising the put
option held  by it.           The Fund  would enter into  such
transactions in order  to profit           from the difference
between the  premium received by the Fund for           the
writing  of the call option and the  premium paid by the Fund for the purchase of the put option, thereby increasing the
Fund's           current  return.   The  Fund  may  write  (sell)
put  options  on           individual   securities   only   to
effect   a  "closing   sale           transaction."

               PURCHASING AND WRITING  OPTIONS ON SECURITIES
INDICES.   The           Fund  may purchase  and  sell  (write)
put  and  call options  on           securities  indices.   An
index assigns  relative values  to the           securities
included in the  index and the  index fluctuates with
changes  in  the market  values  of the  securities  so included.
         Options  on  indices   are  similar  to  options   on
individual           securities, except  that, rather  than
giving  the purchaser  the           right to take  delivery of
an individual security  at a specified           price, they give
the purchaser the  right to receive cash.   The           amount
of  cash is  equal to the  difference between  the closing
  price  of  the  index  and  the exercise  price  of  the
option,           expressed  in   dollars,   times  a   specified
 multiple   (the           "multiplier").  The writer of  the
option is obligated, in return           for the premium
received, to make delivery of this amount.

               The  multiplier  for  an index  option  performs
a function           similar to the unit of trading for a stock
option.  It determines           the  total  dollar  value  per
contract of  each  point  in  the           difference  between
the exercise  price  of  an option  and  the           current
level of the underlying index.  A multiplier of 100 means
 that  a  one-point  difference  will  yield  $100.    Options
on           different indices have different multipliers.

               When the Fund  writes a call or put option on a
stock index,           the option is "covered," in the case of a
call, or  "secured," in           the case of a put, if the  Fund
maintains in a segregated account           with  the Custodian
cash  or  liquid  securities  equal  to  the           contract
value.  A call option is also covered if the  Fund holds
a call on the  same index as the call written  where the exercise price of the call held  is (i) equal to or less than the
exercise           price of the call written or (ii) greater than
the exercise price           of  the call  written,  provided
that the  Fund  maintains in  a           segregated account with
the Custodian the difference  in cash or           liquid
securities.   A put option  is also "secured" if  the Fund
  holds  a  put on  the same  index  as the  put written  where
the           exercise price of  the put held is  (i) equal to or
greater than












          the  exercise price  of the  put written  or  (ii) less
than the           exercise  price  of  the  put  written,
provided  that  the  Fund           maintains   in  a  segregated
account  with  the  Custodian  the           difference in cash
or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.   The purchase and
writing of           options  involves certain risks.   During
the  option period, the           covered call writer has, in
return for the premium on the option,           given up the
opportunity  to profit from a price increase  in the
underlying securities above  the exercise price, but,  as long as its obligation  as a writer  continues, has retained the
risk of           loss should  the price of  the underlying
security decline.   The           writer of  an option has no
control over the  time when it may be           required to
fulfill its  obligation as a  writer of  the option.
Once an option writer has  received an exercise notice, it cannot effect a closing purchase transaction  in order to
terminate  its           obligation  under  the  option and  must
deliver  the underlying           securities  (or cash  in the
case  of an  index  option) at  the           exercise price.  If
a put or call option purchased by the Fund is           not sold
when it has remaining value,  and if the market price of
the underlying security (or index), in the case of a put, remains equal to or greater than  the exercise price or, in the
case of a           call, remains  less than or equal to the
exercise price, the Fund           will lose its entire
investment in the option.  Also, where a put           or call
option  on a particular security (or  index) is purchased
 to  hedge against  price  movements  in  a related  security
(or           securities), the price of the put or call option
may move more or           less  than the price of the related
security (or securities).  In           this regard,  there are
differences between  the securities  and           options
markets  that could  result in  an imperfect  correlation
 between these markets, causing a given transaction not to
achieve           its objective.

               There can  be no assurance  that a liquid market
will exist           when   the  Fund   seeks  to  close   out
an   option  position.           Furthermore, if trading
restrictions  or suspensions are  imposed           on  the
options markets,  the Fund may  be unable to  close out a
 position.   Finally, trading  could be interrupted,  for
example,           because of  supply and demand  imbalances
arising from a  lack of           either buyers or  sellers, or
the options exchange  could suspend           trading after the
price has risen or fallen more than the maximum           amount
specified  by the exchange.   Closing transactions  can be
  made  for  OTC  options  only by  negotiating  directly  with
the           counterparty or by a transaction  in the secondary
market, if any           such market exists.   There is no
assurance that the Fund will be           able to close  out an
OTC option position  at a favorable  price           prior  to
its  expiration.   In the  event of  insolvency of  the
counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.  Although
the Fund           may be able to offset to some extent any
adverse effects of being           unable to liquidate  an option
position, the  Fund may experience           losses in some cases
as a result of such inability.














               The Fund's options  activities also may have  an
impact upon           the  level of its  portfolio turnover and
brokerage commissions.           See "Portfolio Turnover."

               The  Fund's success  in  using  options techniques
depends,           among other  things, on IMI's  ability to
predict  accurately the           direction  and volatility of
price movements in  the options and           securities
markets, and to select the proper type, time and duration of options.

          FUTURES CONTRACTS

               FUTURES,  IN  GENERAL.   The  Fund  may  enter
into  futures           contracts for hedging  purposes.  A
futures contract provides for           the future sale by one
party  and purchase by another party of  a           specified
quantity of a commodity  at a specified price and time.
When a purchase  or sale  of a  futures contract is  made by  the
         Fund,  the Fund  is required  to deposit  with its
Custodian (or           broker, if legally permitted) a
specified amount of cash or U.S.           Government  securities
("initial  margin").  The  margin required           for  a
futures  contract  is set  by  the exchange  on which  the
  contract  is traded and  may be modified  during the term  of
the           contract.  The initial margin  is in the nature of
a performance           bond  or good  faith deposit  on  the
futures  contract which  is           returned to the Fund upon
termination of the contract,  assuming           all  contractual
obligations  have been  satisfied.    A futures
contract  held  by the  Fund  is  valued  daily at  the  official settlement price of the exchange on which it is traded.
Each day           the Fund pays or receives cash,  called
"variation margin," equal           to  the daily  change in
value  of the  futures contract.    This           process is
known  as "marking to market."   Variation margin does
not represent a  borrowing or loan by  the Fund but is  instead a settlement  between the  Fund and  the broker  of the
amount one           would  owe  the  other  if  the futures
contract  expired.    In           computing daily net asset
value, the Fund will mark-to-market its           open futures
position.

               Although  some futures contracts  call for making
or taking           delivery  of   the   underlying   securities,
 generally   these           obligations  are closed  out  prior
to  delivery  of  offsetting           purchases  or sales of
matching futures contracts (same exchange,           underlying
security  or  index,  and delivery  month).    If  an
offsetting purchase price is less  than the original sale  price, the Fund generally realizes a capital gain, or if it is
more, the           Fund  generally  realizes  a capital  loss.
Conversely,  if an           offsetting sale price  is more than
the  original purchase price,           the Fund generally
realizes a capital gain, or if it is less, the           Fund
generally  realizes a capital  loss.  The  transaction costs
    must also be  included in these calculations.   When
purchasing a           futures contract, the  Fund will maintain
with its Custodian (and           mark-to-market on a daily
basis)  cash or liquid securities that,           when  added to
the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract.












               When selling  a futures contact,  a Fund will
maintain with           its Custodian in  a segregated account
(and mark-to-market on  a           daily basis)  cash or liquid
securities that, when added  to the           amounts deposited
with an FCM as margin, are  equal to the market           value
of the instruments underlying the contract.  Alternatively,
   the  Fund may  "cover"  its position  by  owning the
instruments           underlying the contract .

               The Fund  will only enter  into futures contracts
which are           standardized and traded  on a U.S. or foreign
exchange, board of           trade,  or  similar entity  or
quoted  on an  automated quotation           system.   The Fund
will not  enter into a  futures contract  if,
immediately thereafter, the aggregate initial margin deposits for futures contracts held  by the Fund plus premiums paid
by it for           open futures option positions, less  the
amount by which any such           positions  are "in-the-money,"
would exceed 5% of the liquidation           value of  the Fund's
portfolio  (or the Fund's net  asset value),           after
taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company  also may limit  the extent to
which the Fund  may enter           into futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  The Fund  may
engage in           foreign  currency  futures  contracts for
hedging  purposes.   A           foreign currency futures
contract provides for the future sale by           one party and
purchase by another party of  a specified quantity           of a
foreign currency at a specified price and time.

               SECURITIES INDEX FUTURES CONTRACTS.  The Fund may
enter into           securities  index  futures  contracts as  an
efficient  means of           regulating the Fund's  exposure to
the equity markets.   The Fund           will   not  engage  in
transactions  in  futures  contracts  for           speculation
but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

               An index futures contract is a contract to buy or
sell units           of  an index at  a specified future  date at
a  price agreed upon           when the contract is made.
Entering into a contract to buy units           of an index is
commonly referred to as purchasing a  contract or
holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as
selling a           contract or holding a short position.  The
value of a unit is the           current value of the stock
index.  For example, the S&P 500 Index           is  composed of
500 selected  common stocks,  most of  which are           listed
on the New York Stock Exchange (the  "Exchange").  The S&P
  500  Index assigns relative  weightings to the  500 common
stocks           included in the  Index, and the Index fluctuates
with changes in           the market values of the shares  of
those common stocks.  In  the           case of  the S&P  500
Index,  contracts are  to buy  or sell  500           units.
Thus, if  the value of the  S&P 500 Index were $150,  one
 contract would  be worth $75,000  (500 units x $150).   The
index












          futures  contract  specifies  that  no  delivery  of
the  actual           securities  making  up  the  index  will
take  place.    Instead,           settlement  in  cash  must
occur  upon  the  termination of  the           contract,  with
the settlement  being the difference  between the
contract price and  the actual level  of the stock  index at  the expiration of the contract.  For example, if the Fund
enters into           a futures contract  to buy 500  units of
the S&P  500 Index at  a           specified future date at a
contract price of $150 and the S&P 500           Index is at $154
on that  future date, the Fund will gain  $2,000           (500
units  x gain of  $4).   If the Fund  enters into a  futures
    contract to  sell 500  units of the  stock index  at a
specified           future date at a contract price of  $150 and
the S&P 500 Index is           at $154 on that future date, the
Fund will lose $2,000 (500 units           x loss of $4).

               RISKS  ASSOCIATED WITH  FUTURES.   There  are
several  risks           associated  with  the   use  of  futures
contracts   as  hedging           techniques.  A  purchase or
sale of a futures contract may result           in  losses  in
excess  of  the  amount  invested in  the  futures
contract.    There can  be  no  guarantee that  there  will  be a
         correlation between price movements in the hedging
vehicle and in           the Fund's portfolio securities being
hedged.  In addition, there           are  significant
differences between  the securities  and futures
markets that could result in an imperfect correlation between the markets,  causing a given  hedge not  to achieve  its
objectives.           The   degree   of   imperfection  of
correlation   depends   on           circumstances such as
variations in speculative market demand for           futures on
securities, including technical  influences in futures
trading, and  differences between the financial instruments being hedged and  the  instruments underlying  the  standard
contracts           available for trading  in such respects as
interest  rate levels,           maturities, and creditworthiness
of issuers.   A decision as  to           whether, when and how
to hedge involves the exercise of skill and           judgment,
and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

               Futures  exchanges  may  limit  the  amount  of
fluctuation           permitted  in certain  futures contract
prices  during a  single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up  or down from           the
previous  day's settlement  price at the  end of  the current
     trading session.   Once the  daily limit  has been  reached
in  a           futures contract subject to the limit, no more
trades may be made           on that  day  at a  price beyond
that limit.    The daily  limit           governs only price
movements during  a particular trading day and
therefore does not limit  potential losses because the  limit may work to  prevent the liquidation  of unfavorable
positions.   For           example,  futures prices  have
occasionally  moved  to the  daily           limit  for several
consecutive trading  days with  little  or no           trading,
thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.













               There can be no assurance that a liquid market
will exist at           a time when the  Fund seeks to close out
a  futures position, and           the Fund would remain
obligated to meet margin requirements until           the
position is closed.   In addition, there can be no  assurance
     that an active secondary market will continue to exist.

               Currency  futures  contracts   may  be  traded  on
 foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions  in
the United States; may  not involve a           clearing
mechanism and related guarantees; and are subject to the
risk of governmental actions affecting trading  in, or the prices of, foreign securities.  The value of such position also
could be           adversely  affected by (i) other complex
foreign political, legal           and economic factors, (ii)
lesser availability than in the United           States of data
on which to make trading  decisions, (iii) delays           in
the  Fund's ability to  act upon economic events  occurring in foreign markets  during non business hours in  the United
States,           (iv)  the imposition of  different exercise and
settlement terms           and procedures and margin requirements
than in the United States,           and (v) lesser trading
volume.

               RISKS  OF SECURITIES INDEX  FUTURES.  The  Fund's
success in           using  hedging techniques depends,  among
other things,  on IMI's           ability  to predict  correctly
the  direction  and volatility  of           price movements in
the futures and  options markets as well as in           the
securities  markets and to  select the proper type,  time and
     duration of hedges.   The skills necessary for  successful
use of           hedges  are  different  from  those  used  in
the  selection  of           individual stocks.

               The Fund's ability to hedge  effectively all or a
portion of           its  securities  through  transactions  in
index  futures   (and           therefore the  extent of its
gain or loss on  such transactions)           depends on the
degree to  which price movements in the underlying
index  correlate with price  movements in the  Fund's securities.
         Insofar as such securities do  not duplicate the
components of an           index,   the   correlation   probably
will   not  be   perfect.           Consequently, the Fund will
bear the risk that the prices  of the           securities being
hedged will  not move in the same  amount as the
hedging instrument.   This risk will increase as  the composition
         of  the Fund's  portfolio diverges  from the
composition  of the           hedging instrument.

               Although  the Fund intends  to establish positions
in these           instruments only when there appears to be an
active market, there           is no assurance  that a liquid
market  will exist at a  time when           the Fund seeks to
close  a particular option or futures position.           Trading
could be interrupted, for example, because of  supply and
 demand imbalances  arising  from  a  lack  of  either  buyers
or           sellers.  In  addition, the futures exchanges may
suspend trading           after the price  has risen or fallen
more than the maximum amount           specified  by  the
exchange.    In  some  cases,  the  Fund  may
experience losses as  a result of  its inability  to close out  a position, and it may have  to liquidate other
investments to meet           its cash needs.

               Although some  index futures  contracts call  for
making  or           taking  delivery of  the underlying
securities, generally  these           obligations  are closed
out  prior  to  delivery  by  offsetting           purchases  or
sales of matching futures contracts (same exchange,
underlying  security  or  index,  and  delivery  month).    If an
         offsetting purchase price is  less than the original
sale  price,           the Fund generally realizes a capital
gain, or if it is more, the           Fund  generally  realizes
a capital  loss.    Conversely, if  an           offsetting  sale
price is more than  the original purchase price,           the
Fund generally realizes a capital gain, or if it is less, the
     Fund generally realizes  a capital loss.   The transaction
costs           must also be included in these calculations.

               The  Fund will  only enter into  index futures
contracts or           futures options  that are  standardized
and traded  on a  U.S. or           foreign exchange or board of
trade, or similar entity, or quoted           on  an automated
quotation system.   The  Fund will  use futures
contracts  and related  options  only  for  "bona  fide  hedging"
         purposes,  as such term  is defined in  applicable
regulations of           the CFTC.

               When purchasing  an index  futures contract,  the
Fund  will           maintain with its Custodian in a segregated
account (and mark-to-          market on  a daily  basis) cash or
liquid securities  that, when           added to the amounts
deposited with an FCM as  margin, are equal           to the
market value of  the futures contract.  Alternatively, the
  Fund may "cover"  its position by purchasing a put  option on
the           same futures contract  with a strike price  as high
as or  higher           than the price of the contract held by
the Fund.

               When  selling an  index  futures  contract,  the
Fund  will           maintain with its Custodian in a segregated
account (and mark-to-          market on  a daily  basis) cash or
liquid securities  that, when           added to the amounts
deposited  with an FCM as margin, are  equal           to the
market value  of the instruments underlying  the contract.
  Alternatively, the  Fund may "cover"  its position by  owning
the           instruments underlying the contract (or,  in the
case of an index           futures contract,  a portfolio  with
a volatility  substantially           similar to that  of the
index  on which  the futures contract  is           based),  or
by  holding  a  call option  permitting  the Fund  to
purchase the same futures contract at a price no higher than  the price of the contract written by  the Fund (or at a
higher  price           if the difference is maintained  in
liquid assets with the Fund's           Custodian).

          COMBINED TRANSACTIONS

               The Fund  may  enter into  multiple transactions,
including           multiple  options  transactions, multiple
futures  transactions,           multiple  currency
transactions  (including   forward  currency           contracts)
and  multiple  interest rate  transactions  and  some












          combination  of futures,  options,  currency  and
interest  rate           transactions  ("component"
transactions),  instead  of a  single           transaction, as
part of a  single or combined strategy  when, in           the
opinion of IMI, it is in the best interests of the Fund to do
     so.  A combined transaction will usually contain elements of
risk           that are present in each of its component
transactions.  Although           combined  transactions are
normally  entered into based  on IMI's           judgment  that
the  combined  strategies  will  reduce  risk  or
otherwise  more   effectively  achieve   the  desired   portfolio
         management goal, it is possible that the combination
will instead           increase  such  risks  or hinder
achievement  of  the management           objective.

          FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

               New issues of certain debt securities are often
offered on a           "when-issued  basis,"  meaning  the
payment  obligation  and  the           interest rate  are fixed
at the time  the buyer enters  into the           commitment,
but delivery and payment for the securities normally
take place after  the date of the  commitment to purchase.   Firm
         commitment  agreements call for the purchase  of
securities at an           agreed-upon price on a specified
future date.  The Fund uses such           investment techniques
in order to secure what is considered to be           an
advantageous price and  yield to the Fund and not for purposes of  leveraging the Fund's  assets. In  either instance,
the Fund           will maintain in a segregated  account with
its Custodian cash or           liquid  securities equal (on  a
daily marked-to-market  basis) to           the  amount  of   its
commitment  to  purchase   the  underlying
securities.

          RESTRICTED AND ILLIQUID SECURITIES

               An "illiquid security"  is an asset that may  not
be sold or           disposed of in the ordinary  course of
business within seven days           at  approximately the  value
at  which  the Fund  has valued  the           security on  its
books.   A "restricted  security" is  a security           that
cannot be offered to the public for sale without first being registered  under  the Securities  Act of  1933, as  amended
(the           "1933 Act"), and  is considered to be illiquid
until such filing           takes place.  Restricted securities
may be sold only in privately           negotiated  transactions
or in a  public offering with respect to           which a
registration  statement is in effect under  the 1933 Act.
 Where a  registration  statement is  required,  the Fund  may
be           required  to bear  all  or  part  of the
registration  expenses.           Issuers  of  restricted
securities may  not  be  subject  to the           disclosure and
other investor protection requirements that  would
apply if their  securities were publicly traded.   There may also
         be  a  lapse  of  time between  the  Fund's  decision
to  sell a           restricted or illiquid  security and the
point at  which the Fund           is permitted or able to do so.
If, during such a period, adverse           market conditions
were  to develop, the Fund might  obtain a less
favorable price than the price  that prevailed when it decided to sell.  Since  it is not possible  to predict with
assurance  that           the  market for  securities eligible
for resale under  Rule 144A












          will  continue to  be liquid, the  Fund will monitor
each of its           investments  in these  securities, focusing
on  factors such  as           valuation,  liquidity  and
availability of  information.    This           investment
practice could have the effect of increasing the level
of  illiquidity  in   the  Fund  to  the  extent  that  qualified
         institutional  buyers  become,   for  a  time,
uninterested  in           purchasing these restricted
securities.

          LOANS OF PORTFOLIO SECURITIES

               The Fund may with approval  of its Board, but
currently does           not intend to, lend its investment
securities to brokers, dealers           and   financial
institutions   for  the  purpose   of  realizing
additional  income.   Loans of  securities  by the  Fund will  be
         collateralized by cash,  letters of credit, or
securities issued           or  guaranteed  by  the  U.S
Government  or  its  agencies   or           instrumentalities.
The collateral will equal (on a daily marked-          to-market
basis) at least 100% of the current market value of the
loaned securities.  The risks in lending portfolio securities, as with  other  extensions of  credit,  involve a  possible
loss of           rights  in the collateral  should the borrower
fail financially.           In  determining whether to lend
securities, IMI will consider all           relevant facts and
circumstances,  including the creditworthiness           of the
borrower.

                               INVESTMENT RESTRICTIONS

               The  Fund's  investment  objective,  as  set
forth  in  the           Prospectus under  "Investment Objectives
and Policies," and  the           investment restrictions set
forth below are  fundamental policies           of the  Fund and
may not be changed without the approval of a majority (as defined by the 1940 Act) of the Fund's outstanding voting shares. Under these restrictions, the Fund may not:

               (i)       with  respect to 75% of its total
assets, purchase                          the  securities of  any
one  issuer,  other  than                          securities
issued by the  U.S. Government  or its
agencies  or  instrumentalities,   if  immediately
         after  such purchase more than 5%  of the value of
                  the  total assets of the Fund would be invested
in                          securities of such issuer, or if
immediately after                          such purchase the Fund
would  own more than 10% of                          the
outstanding voting securities of such issuer;

               (ii)      invest in real estate, real estate
mortgage loans,                          commodities  or
interests   in  oil,  gas  and/or
mineral  exploration   or  development   programs,
         although  (a)  the  Fund  may  purchase  and  sell
                  marketable securities of issuers which are
secured                          by real estate, (b) the Fund may
purchase and sell                          securities of issuers
which invest or deal in real                          estate,
(c)  the  Fund  may  enter  into  forward
foreign currency contracts as described in the Fund's prospectus, and (d) the Fund may write or buy  puts,  calls,  straddles or
spreads  and may                          invest in commodity
futures  contracts and options                          on
futures contracts;

               (iii)     make investments in securities  for the
purpose of                          exercising control  over  or
management   of  the                          issuer;

               (iv)      purchase securities on margin, except
such  short-                         term credits as are
necessary for the clearance of
transactions,  but  the   Fund  may  make   margin
         deposits  in   connection  with   transactions  in
                  options, futures and options on futures;

               (v)       make loans,  except  this  restriction
shall  not                          prohibit (a) the purchase and
holding of a portion                          of an  issue of
publicly distributed  debt securi-                         ties,
(b) the  entry  into repurchase  agreements
  with banks  or broker-dealers, or (c)  the lending
           of the Fund's  portfolio securities in  accordance
                    with  applicable  guidelines  established  by
the                          Securities and Exchange Commission
(the "SEC") and                          any   guidelines
established  by   the   Trust's
Trustees;

               (vi)      borrow money,  except as  a temporary
measure for                          extraordinary or emergency
purposes, and provided                          that the Fund
maintains asset coverage of 300% for                          all
borrowings;

               (vii)     make an  investment in securities of
companies in                          any one industry  (except
obligations of  domestic                          banks  or  the
U.S.  Government,  its   agencies,
authorities,   or   instrumentalities)   if   such
         investment   would  cause   investments  in   such
                  industry to  exceed 25% of the market value of
the                          Fund's  total   assets   at  the
time  of   such                          investment;

               (viii)    act as an underwriter of securities,
except to the                          extent  that,  in
connection  with  the  sale  of
securities, it may be deemed to be an underwriter under applicable securities laws; or

               (ix)      issue senior securities, except as
appropriate  to                          evidence  indebtedness
which  it  is permitted  to                          incur, and
except to the extent that shares of the
separate classes  or series  of the  Trust may  be
         deemed  to  be  senior securities;  provided  that
                  collateral arrangements with  respect to currency-
                         related contracts,  futures contracts,
options or                          other permitted investments,
including deposits of                          initial and
variation  margin, are not  considered













                         to  be  the  issuance  of  senior
securities  for                          purposes of this
restriction.

               Under the  1940 Act, the  Fund is permitted,
subject  to the           above investment restrictions,  to
borrow money only  from banks.           Further, the Fund  has
no current intention  of lending portfolio           securities.

                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional
restrictions,           which are  not  fundamental  and  which
may  be  changed  without           shareholder  approval, to the
extent permitted by applicable law,           regulation or
regulatory policy. Under these restrictions, the Fund may not:

               (i)       purchase or sell  real estate limited
partnership                          interests;

               (ii)      purchase  or sell interests in oil, gas
or mineral                          leases (other  than
securities  of companies  that                          invest in
or sponsor such programs);

               (iii)     purchase securities of other investment
companies,                          except in connection  with a
merger, consolidation                          or sale of assets,
and except that it may purchase                          shares
of  other investment  companies subject  to
  such  restrictions  as  may  be   imposed  by  the
           Investment   Company   Act  of   1940   and  rules
                    thereunder;

               (iv)      invest more than  15% of its  net assets
taken  at                          market  value   at  the  time
of   investment  in                          "illiquid
securities."   Illiquid securities  may
include securities subject to legal or contractual
         restrictions   on   resale    (including   private
                  placements),  repurchase  agreements  maturing
in                          more than seven days,  certain
options traded over                          the   counter  that
the   Fund  has   purchased,                          securities
being used  to  cover certain  options
that  a  fund has  written,  securities for  which
         market quotations  are not  readily available,  or
                  other  securities   which  legally  or   in
IMI's                          opinion, subject to  the Board's
supervision,  may                          be  deemed illiquid,
but  shall  not include  any                          instrument
that, due to the existence of a trading
market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

               (v)       sell securities  short,  except  for
short  sales                          "against the box;" or














               (vi)      participate  on a  joint or  a  joint
and  several                          basis in any  trading
account in securities.   The                          "bunching"
of orders  of the  Fund  and of  other
accounts  under the  investment management  of the
         Fund's Investment Manager for the sale or purchase
                  of portfolio  securities shall  not be
considered                          participation  in   a  joint
securities  trading                          account.

               Whenever an investment objective,  policy or
restriction set           forth in the  Prospectus or this SAI
states  a maximum percentage           of assets that  may be
invested in any security or other asset or           describes a
policy  regarding quality standards,  such percentage
limitation or standard  shall, unless otherwise indicated,  apply to the  Fund  only at  the time  a transaction  is
entered  into.           Accordingly, if a percentage limitation
is adhered to at the time           of  investment, a  later
increase or  decrease in  the percentage           which results
from circumstances not  involving any  affirmative
action by the  Fund, such as a  change in market conditions  or a change in the  Fund's asset level  or other
circumstances  beyond           the Fund's control, will not be
considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers and (except  as noted below)
bears the cost           of  providing to investors  the
following rights  and privileges.           The Trust reserves
the right to  amend or terminate  any one  or           more  of
these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

               Certain of the  rights and privileges described
below refer           to funds other than the Fund whose shares
are distributed by  Ivy           Mackenzie  Distributors, Inc.
("IMDI").   These  funds are:   Ivy           Asia  Pacific Fund,
Ivy Bond  Fund, Ivy  Canada Fund,  Ivy China           Region
Fund, Ivy  Emerging  Growth Fund,  Ivy  Global Fund,  Ivy
 Global  Natural Resources Fund,  Ivy Global Science  &
Technology           Fund,  Ivy  Growth  Fund,  Ivy  Growth
with  Income  Fund,  Ivy           International   Bond   Fund,
Ivy   International   Fund,    Ivy           International Small
Companies Fund,  Ivy Latin  America Strategy           Fund,
Ivy  Money  Market  Fund,   Ivy  New  Century  Fund,  Ivy
 International Fund II  (expected effective date of  May 13,
1997)           (the   other  seventeen  series  of  the  Trust);
and  Mackenzie           California Municipal Fund, Mackenzie
Limited Term Municipal Fund,           Mackenzie  National
Municipal  Fund  and  Mackenzie   New  York           Municipal
Fund (the  four  series  of  Mackenzie  Series  Trust)
(collectively,  with  the  Fund,   the  "Ivy  Mackenzie  Funds").
         Shareholders should obtain  a current prospectus for
these funds           before exercising  any  right or  privilege
that may  relate  to           them.
















          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
shareholder           to have specified amounts automatically
drawn each month from his           or her bank for investment in
Fund shares, is available for Class           A, Class  B  and
Class  C  shares.    The  minimum  initial  and
subsequent investment  pursuant  to this  plan is  $50 per  month
         (except in the case of a  tax qualified retirement plan
for which           the minimum  initial and subsequent
investment is $25 per month).           A  shareholder may
terminate  the Automatic Investment  Method at           any time
upon delivery  to Ivy Mackenzie Services  Corp. ("IMSC")
of telephone instructions or written notice from the shareholder.
         See  "Automatic Investment Method"  in the Prospectus.
To begin           the plan, complete Sections 6A and 7B of the
Account Application.

          EXCHANGE OF SHARES

               As described  in the  Prospectus, shareholders  of
the  Fund           have  an  exchange  privilege with  certain
other  Ivy Mackenzie           Funds.  Before  effecting an
exchange,  shareholders of the  Fund           should obtain and
read the currently effective prospectus for the           Ivy
Mackenzie Fund into which the exchange is to be made.

               INITIAL  SALES  CHARGE  SHARES.   Class A
shareholders  may           exchange their Class A shares
("outstanding Class A shares")  for           Class A  shares of
another  Ivy  Mackenzie  Fund  ("new  Class A           Shares")
on the basis of the relative net asset value per Class A
share, plus  (in the case  of funds other  than Ivy Money  Market
         Fund)  an amount  equal to  the difference,  if any,
between the           sales  charge previously paid  on the
outstanding  Class A shares           and the  sales charge
payable at the time  of the exchange on the           new Class A
shares.  (The  additional sales charge will be waived
for  Class A shares that  have been invested  for a period  of 12 months or longer.)  Class A shareholders may  also
exchange their           shares for Class A  shares of Ivy Money
Market Fund (no  initial           sales charge will be assessed
at the time of such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES

               CLASS  A:  Class A  shareholders may exchange
their Class A           shares that  are subject  to a
contingent deferred sales  charge           ("CDSC"), as
described  in the  Prospectus ("outstanding  Class A
shares"), for Class A shares of another Ivy  Mackenzie Fund ("new
         Class A shares") on the basis of the relative net asset
value per           Class A  share, without  the  payment  of
any  CDSC  that  would           otherwise be due  upon the
redemption of  the outstanding Class A           shares.  Class A
shareholders of the Fund exercising the exchange
privilege will continue  to be subject to the  Fund's CDSC period following an exchange if such  schedule is higher (or
such period           is  longer) than the CDSC  period, if any,
applicable to the new           Class A shares.

               For purposes of computing the  CDSC that may be
payable upon           the redemption of  the new Class A shares,
the  holding period of












          the  outstanding  Class A  shares is  "tacked"  onto
the holding           period of the new Class A shares.

               CLASS  B:  Class B  shareholders may exchange
their Class B           shares  ("outstanding  Class B  shares")
for  Class B  shares  of           another Ivy Mackenzie Fund
("new Class B shares") on the basis of           the relative
net  asset value  per  Class B share,  without  the
payment  of  any  CDSC  that  would otherwise  be  due  upon  the
         redemption  of   the   outstanding  Class B   shares.
Class B           shareholders of the  Fund exercising the
exchange  privilege will           continue to  be subject to
the Fund's CDSC schedule  (or period)           following an
exchange if such  schedule is higher (or such period           is
longer) than the CDSC schedule (or period) applicable to the new Class B shares.

               Class B shares of the Fund  acquired through an
exchange  of           Class B shares of  another Ivy Mackenzie
Fund will  be subject to           the Fund's CDSC  schedule (or
period) if such  schedule is higher           (or such  period is
longer) than the  CDSC schedule  (or period)           applicable
to the Ivy Mackenzie Fund from which the exchange was made.

               For  purposes of both  the conversion feature  and
computing           the  CDSC that  may be  payable upon  the
redemption  of  the new           Class B shares (prior to
conversion),  the holding period of  the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The  following  CDSC table  ("Table 1")  applies
to  Class B           shares of  the Fund, Ivy  Asia Pacific
Fund, Ivy Bond  Fund, Ivy           Canada Fund, Ivy China Region
Fund, Ivy Emerging Growth Fund, Ivy           Global  Fund, Ivy
Global  Natural  Resources  Fund,  Ivy  Global           Science
& Technology  Fund,  Ivy Growth  Fund,  Ivy Growth  with
Income Fund, Ivy International Bond Fund, Ivy International Fund,
         Ivy  International  Small  Companies  Fund,   Ivy  Latin
America           Strategy Fund,  Ivy New Century  Fund, Ivy
International  Fund II           (expected effective date  of May
13, 1997),  Mackenzie California           Municipal Fund,
Mackenzie National Municipal Fund  and Mackenzie           New
York Municipal Fund ("Table 1 Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%














               The  following CDSC  table ("Table  2") applies
to Class  B           shares  of  Mackenzie  Limited  Term
Municipal  Fund  ("Table  2           Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The  CDSC schedule  for Table  1  Funds is  higher
(and  the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.
               If a shareholder exchanges Class B shares  of a
Table 1 Fund           for Class B shares  of a Table 2 Fund,
Table 1 will continue  to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class  B shares of a  Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new  Class B shares") after having  held the
outstanding           Class B shares for  two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held  for two           years  would
not be  deducted at the  time of the  exchange.  If,
three years later, the investor redeems the new Class B shares, a
         2% CDSC will be assessed upon the redemption because by
"tacking"           the two  year holding  period of the
outstanding Class  B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have  held the new Class B shares  for           five
years.

               If a shareholder exchanges Class B  shares of a
Table 2 Fund           for Class B shares of a  Table 1 Fund,
Table 1 will apply  to the           Class B shares following the
exchange.  For example, an investor           may decide  to
exchange  Class  B  shares  of  a  Table  2  Fund
("outstanding Class B  shares") for Class B  shares of a  Table 1
         Fund ("new  Class B  shares") after  having held the
outstanding           Class B shares for two years.  The 2.5%
CDSC that generally would           apply to a redemption of
outstanding Class B shares  held for two           years would
not  be deducted at  the time of  the exchange.   If,
three years later, the investor redeems the new Class B shares, a
         2% CDSC will be assessed upon the redemption because by
"tacking"           the two  year holding  period of the
outstanding Class  B shares           onto the three year holding
period of the new Class B shares, the           investor will  be
deemed to have held the  new Class B shares for           five
years.

               CLASS  C.  Class C  shareholders may exchange
their Class C           shares  ("outstanding  Class C  shares")
for  Class C  shares of           another Ivy Mackenzie Fund
("new Class C shares") on the basis of












          the  relative net  asset  value per  Class C  share,
without  the           payment of any CDSC that  would otherwise
be due upon redemption.           (Class C shares  are subject to
a  CDSC of 1% if  redeemed within           one year of the date
of purchase).

               ALL CLASSES.  The minimum amount which may be
exchanged into           an Ivy  Mackenzie Fund  in which shares
are not already  held is           $1,000.  No  exchange out of
the  Fund (other than by  a complete           exchange of all
Fund shares) may  be made if it would reduce  the
shareholder's  interest  in   the  Fund  to  less   than  $1,000.
         Exchanges are available  only in  states where  the
exchange  can           legally be made.

               Each exchange will be made on  the basis of the
relative net           asset  values per share  of each fund of
the Ivy Mackenzie Funds           next computed following receipt
by IMSC of telephone instructions           or a  properly
executed  request. Exchanges,  whether written  or
telephonic,  must be  received by  IMSC by  the close  of regular trading on  the Exchange  (normally 4:00  p.m., eastern
time) to           receive  the price  computed on  the  day of
receipt.   Exchange           requests received  after that time
will receive  the price  next           determined  following
receipt  of  the  request.    The  exchange           privilege
may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law.
         See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss  (long-
term or short-term, depending  on the           holding period
of the  shares) in the  amount of  the difference
between the  net asset  value of the  shares surrendered  and the
         shareholder's tax basis  for those shares.   However, in
certain           circumstances,  shareholders will  be
ineligible  to take  sales           charges  into account  in
computing  taxable gain  or loss  on an           exchange.  See
"Taxation."

               With limited  exceptions,  gain realized  by a
tax-deferred           retirement plan will not  be taxable to
the plan and  will not be           taxed  to  the  participant
until  distribution.    Each investor           should   consult
his or her tax adviser regarding the tax consequences of an exchange transaction.

          LETTER OF INTENT

               Reduced  sales  charges  apply  to  initial
investments  in           Class A shares of the Fund  made
pursuant to a non-binding Letter           of Intent.  A Letter
of Intent may be submitted by an individual,           his or her
spouse and  children under the age of 21, or a trustee
or other fiduciary  of a single trust estate  or single fiduciary
         account.   See the  Account Application in  the
Prospectus.   Any           investor may  submit a  Letter of
Intent  stating that he  or she           will invest,  over a
period of  13 months,  at least  $50,000 in           Class A
shares of the Fund.  A  Letter of Intent may be submitted
 at the time of an initial purchase of Class A shares of the Fund or within  90 days  of the  initial purchase, in  which
case  the           Letter of Intent will be  back-dated.  A
shareholder may include,           as an accumulation credit, the
value (at the  applicable offering           price) of all Class
A shares of the Fund,  Ivy Asia Pacific Fund,           Ivy  Bond
Fund,  Ivy  Canada  Fund, Ivy  China  Region Fund,  Ivy
Emerging  Growth  Fund,  Ivy  Global  Fund,  Ivy  Global  Natural
         Resources Fund, Ivy Global Science & Technology  Fund,
Ivy Growth           Fund, Ivy  Growth with Income Fund, Ivy
International Bond Fund,           Ivy  International Fund, Ivy
International Small Companies Fund,           Ivy  Latin  America
Strategy  Fund,  Ivy  New Century  Fund,  Ivy
International Fund II (expected effective date  of May 13, 1997),
         Mackenzie  California  Municipal  Fund,  Mackenzie
Limited  Term           Municipal  Fund, Mackenzie National
Municipal Fund, and Mackenzie           New York Municipal Fund
(and shares that have been exchanged into           Ivy  Money
Market  Fund from any  of the  other funds in  the Ivy
Mackenzie Funds) held of  record by him or her as of  the date of
         his or her  Letter of Intent.   During the term of  the
Letter of           Intent,  the Fund's  transfer  agent  will
hold  Class A  shares           representing  5% of the
indicated amount (less  any accumulation           credit value)
in escrow.   The escrowed  Class A shares  will be
released when the  full indicated amount has been  purchased.  If the full indicated amount is not purchased during the
term of the           Letter of  Intent, the investor is required
to pay IMDI an amount           equal to the difference between
the dollar amount of sales charge           that he or she has
paid and that which he  or she would have paid           on his
or her aggregate purchases if the  total of such purchases
  had been made at  a single time.  Such payment will be made by
an           automatic liquidation of Class A shares in the
escrow account.  A           Letter of  Intent does  not obligate
the  investor to buy  or the           Trust to  sell the
indicated amount of  Class A shares,  and the           investor
should read carefully all the provisions of such letter before signing.

          RETIREMENT PLANS

               Shares may  be purchased in connection with
several types of           tax-deferred  retirement plans.
Shares  of more  than one  fund           distributed  by  IMDI
may  be purchased  in a  single application
establishing a  single plan account,  and shares held in  such an account may  be exchanged  among the funds  in the  Ivy
Mackenzie           Funds in accordance with the terms of the
applicable plan and the           exchange  privilege available
to  all shareholders.   Initial and           subsequent
purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

               For shareholders  whose retirement accounts  are
diversified           across  several  funds of  the  Ivy
Mackenzie  Funds,  the annual           maintenance fee will be
limited to not more than $20.












               The  following  discussion  describes the  tax
treatment of           certain  tax-deferred  retirement  plans
under  current  Federal           income tax  law.   State income
tax consequences  may vary.   An           individual
considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may  be           used  as a  funding medium  for an
Individual  Retirement Account           ("IRA").  Eligible
individuals may establish an IRA by adopting a           model
custodial account  available from  IMSC, who  may impose  a
   charge  for establishing the account.  Individuals should
consult           their tax advisers before investing IRA assets
in the Fund (which           primarily distributes exempt-
interest dividends).

               An  individual  who  has  not  reached  age 70-1/2
and  who           receives  compensation or earned income is
eligible to contribute           to an IRA, whether or not he or
she is an active participant in a           retirement plan.  An
individual  who receives a distribution from           another
IRA,  a qualified  retirement plan,  a qualified  annuity
 plan or  a tax-sheltered  annuity or  custodial account
("403(b)           plan") that qualifies  for "rollover"
treatment is  also eligible           to  establish  an IRA  by
rolling over  the  distribution either           directly or
within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

               In general, an eligible individual  may contribute
up to the           lesser of  $2,000 or  100% of his  or her
compensation  or earned           income to  an IRA  each year.
If  a husband  and wife  are both           employed, and  both
are under age 70-1/2, each  may set up his or           her own
IRA  within these limits.   If both earn at  least $2,000
 per year, the  maximum potential contribution is  $4,000 per
year           for both.   For years after 1996,  the result is
similar  even if           one spouse has no  earned income; if
the  joint earned income  of           the spouses  is at least
$4,000,  a contribution of up  to $2,000           may be made to
each spouse's IRA. For years before 1997, however,           if
one spouse has  (or elects to be treated as  having) no earned income  for IRA  purposes  for  a year,  the  working
spouse  may           contribute up  to the  lesser of  $2,250 or
100% of  his or  her           compensation  or earned  income
for  the  year to  IRAs for  both           spouses, provided
that no more  than $2,000 is contributed to the           IRA of
one spouse.   Rollover contributions  are not  subject to
 these limits.

               An individual may deduct his  or her annual
contributions to           an IRA  in computing  his or  her
Federal  income tax  within the           limits described above,
provided he or she (or his or her spouse,           if they file
a joint Federal income tax return) is not  an active
participant  in a qualified retirement  plan (such as a qualified corporate, sole  proprietorship, or  partnership
pension,  profit           sharing, 401(k)  or stock  bonus
plan),  qualified annuity  plan,           403(b) plan,
simplified employee pension,  or governmental plan.           If
he or she (or his  or her spouse) is an active  participant, a full deduction  is only available if he or she has
adjusted gross           income that is  less than a specified
level  ($40,000 for married           couples  filing a joint
return, $25,000 for  single individuals,           and $0 for a
married  individual filing a separate return).   The
deduction  is phased  out ratably  for  active participants  with adjusted gross income between certain levels ($40,000
and $50,000           for  married individuals  filing  a  joint
return,  $25,000  and           $35,000 for single  individuals,
and $0  and $10,000 for  married           individuals filing
separate returns).  Individuals who are active
participants  with income above the specified phase-out level may not deduct their  IRA contributions.  Rollover
contributions are           not  includible in  income  for
Federal  income tax  purposes and           therefore are not
deductible from it.

               Generally, earnings  on an  IRA are  not subject
to current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed  as
ordinary income.   Distributions of  non-deductible contributions
         are not subject to Federal income tax.  In general,
distributions           from an IRA to an individual before  he
or she reaches age 59-1/2           are subject  to a
nondeductible  penalty tax equal to  10% of the           taxable
amount of the distribution.  The 10% penalty tax does not
 apply  to  amounts withdrawn  from  an IRA  after  the
individual           reaches age 59-1/2, becomes disabled  or
dies, or if withdrawn in           the form  of substantially
equal  payments over the life  or life           expectancy of
the  individual and his  or her designated  benefi-
ciary, if any,  or rolled over  into another IRA,  or, for  years after  1996, amounts  withdrawn and  used to  pay for
deductible           medical  expenses  and  amounts withdrawn
by  certain unemployed           individuals  not in  excess  of
amounts  paid for  certain health           insurance premiums.
Distributions must begin to be withdrawn not           later than
April 1 of  the calendar year following  the calendar
year in which the individual reaches age 70-1/2.  Failure to take
         certain   minimum  required  distributions  will  result
in  the           imposition of a 50% non-deductible penalty tax.
Extremely  large           distributions in  any one  year (other
than  1997, 1998  or 1999)           from an IRA (or from an IRA
and other retirement plans)  may also           result in a
penalty tax.

               QUALIFIED PLANS:   For  those self-employed
individuals who           wish to purchase shares of  one or more
of  the funds in the  Ivy           Mackenzie  Funds through a
qualified retirement plan, a Custodial           Agreement and  a
Retirement  Plan are available  from IMSC.   The
Retirement Plan  may be  adopted as a  profit sharing  plan or  a
         money purchase  pension plan.   A profit sharing plan
permits an           annual contribution to be made  in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by   law.    A  money
purchase   pension  plan  requires  annual
contributions  at the level specified in the Custodial Agreement.
         There  is  no set-up  fee  for  qualified  plans and
the  annual           maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service












          requirements must  be covered  by the Retirement  Plan.
 A self-          employed individual generally must contribute
the same percentage           of income for common law employees
as for himself or herself.

               A self-employed individual  may contribute up to
the lesser           of $30,000  or 25% of  compensation or
earned  income to a  money           purchase pension  plan  or
to  a combination  profit sharing  and           money purchase
pension  plan arrangement each  year on behalf  of           each
participant.   To be  deductible, total contributions  to a
   profit sharing  plan generally  may not exceed  15% of  the
total           compensation or earned  income of all
participants in the  plan,           and total  contributions to
a combination  money purchase-profit           sharing
arrangement  generally may  not exceed 25%  of the  total
 compensation or earned income of all participants.  The amount
of           compensation or earned income of  any one
participant that may be           included  in computing  the
deduction  is  limited (generally  to           $150,000  for
benefits  accruing in  plan  years beginning  after
1993,  with  annual  inflation  adjustments).    A  self-employed
         individual's contributions to a retirement plan on his
or her own           behalf must be deducted in computing his or
her earned income.

               Corporate employers may also  adopt the Custodial
Agreement           and Retirement Plan  for the benefit of their
eligible employees.           Similar  contribution  and
deduction rules  apply  to  corporate           employers.

               Distributions  from the  Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an  individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55  and
separated from  service; (2) dies;  (3) becomes disabled;
 (4) uses the  withdrawal to pay tax-deductible  medical
expenses;           (5) takes  the withdrawal  as part of  a
series  of substantially           equal payments  over his or
her life expectancy or the joint life           expectancy of
himself or herself and a designated beneficiary; or           (6)
rolls over the distribution.

               The Fund's transfer agent will arrange  for
Investors Bank &           Trust  to furnish  custodial  services
to  the  employer and  any           participating employees.

               DEFERRED COMPENSATION  FOR  PUBLIC  SCHOOLS  AND
CHARITABLE           ORGANIZATIONS ("403(b)(7)  ACCOUNT"):
Section 403(b)(7) of  the           Internal Revenue  Code of
1986, as amended  (the "Code"), permits           public school
systems and certain charitable organizations to use
mutual fund shares  held in a custodial account  to fund deferred
         compensation  arrangements with  their  employees.   A
custodial           account  agreement  is   available  for
those   employers  whose           employees wish  to purchase
shares of the  Trust in  conjunction           with such an
arrangement.  The sales charge for purchases of less
than $10,000  of Class A  shares is  set forth  under "Retirement
         Plans" in the Prospectus.  Sales charges for purchases
of $10,000           or more of Class A  shares are the same as
those  set forth under           "Initial  Sales  Charge
Alternative --  Class A  Shares"  in the












          Prospectus.  The  special application for a  403(b)(7)
Account is           available from IMSC.

               Distributions  from the 403(b)(7)  Account may be
made only           following death, disability, separation  from
service, attainment           of  age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2,  unless the individual (1) has reached age 55 and separated from  service; (2) dies or becomes
disabled;           (3) uses the  withdrawal to pay tax-
deductible  medical expenses;           (4) takes the withdrawal
as part  of a  series of  substantially           equal payments
over his or her life expectancy or the joint life
expectancy of himself or herself and a designated beneficiary; or
         (5) rolls  over the  distribution.   There is  no set-up
fee for           403(b)(7) Accounts and  the annual maintenance
fee  is $20.00 per           account.

               SIMPLIFIED EMPLOYEE PENSION  ("SEP") IRAs:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000  or 15%           of compensation.  SEP
accounts generally are subject to all rules           applicable
to IRA accounts, except the deduction limits,  and are
subject to certain  employee participation requirements.   No new
         salary  reduction SEPs ("SARSEPs") may be established
after 1996,           but  existing SARSEPs  may continue  to be
maintained, and  non-          salary reduction SEPs  may
continue to be established  as well as           maintained after
1996.

          SIMPLE  PLANS: An employer may establish a SIMPLE IRA
or a SIMPLE           401(k) for years after 1996.  An employee
can make pre-tax salary           reduction contributions  to a
SIMPLE  Plan, up to $6,000  a year.           Subject to  certain
limits, the  employer  will either  match  a           portion
of employee contributions,  or will make  a contribution
equal to 2% of each employee's compensation without regard to the amount  the employee contributes.  An employer cannot
maintain a           SIMPLE Plan for  its employees if  any
contributions or  benefits           are  credited  to  those
employees  under  any  other  qualified           retirement plan
maintained by the employer.

          REINVESTMENT PRIVILEGE

               Shareholders  who have redeemed  Class A shares of
the Fund           may reinvest all or a part of the proceeds of
the redemption back           into Class A  shares of the  Fund
at net  asset value  (without a           sales charge) within
60 days from the date  of redemption.  This           privilege
may be  exercised only once.  The  reinvestment will be
made at the net asset value next determined after receipt by IMSC of  the  reinvestment  order  accompanied  by  the
funds  to  be           reinvested.  No compensation will  be
paid to any sales personnel           or dealer in connection
with the transaction.

               Any redemption  is a  taxable event.   A loss
realized  on a           redemption  generally may be  disallowed
for tax  purposes if the           reinvestment  privilege is
exercised within  30  days after  the           redemption.    In
certain circumstances,  shareholders  will  be












          ineligible  to take  sales  charges  into  account  in
computing           taxable  gain  or  loss  on  a  redemption
if  the  reinvestment           privilege is exercised.  See
"Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales  charges applies to any
investment           of $50,000 or more  in Class A shares of the
Fund.   See "Initial           Sales  Charge Alternative --
Class A Shares" in  the Prospectus.           The reduced sales
charge is applicable to investments made at one           time by
an  individual, his or her spouse  and children under the
 age  of 21,  or a trustee  or other  fiduciary of a  single
trust           estate or single  fiduciary account (including a
pension, profit           sharing or  other employee  benefit
trust  created pursuant to  a           plan qualified  under
Section 401  of  the Code).   It  is  also           applicable
to current  purchases of all  of the funds in  the Ivy
Mackenzie  Funds (except  Ivy Money  Market Fund)  by any  of the persons enumerated above, where the aggregate quantity
of Class A           shares of  the Fund, Ivy  Asia Pacific
Fund, Ivy Bond  Fund, Ivy           Canada Fund, Ivy China Region
Fund, Ivy Emerging Growth Fund, Ivy           Global  Fund, Ivy
Global  Natural  Resources  Fund,  Ivy  Global           Science
&  Technology  Fund, Ivy  Growth  Fund, Ivy  Growth  with
 Income Fund, Ivy International Bond Fund, Ivy International
Fund,           Ivy  International  Small  Companies   Fund,  Ivy
Latin  America           Strategy  Fund,  Ivy  New Century  Fund,
Ivy  International Fund           II(expected effective date of
May 13, 1997), Mackenzie California           Municipal  Fund,
Mackenzie Limited Term Municipal Fund, Mackenzie
National Municipal  Fund and  Mackenzie New  York Municipal  Fund
         (and shares that  have been exchanged into Ivy  Money
Market Fund           from any of  the other funds in  the Ivy
Mackenzie Funds)  and of           any  other investment  company
distributed  by IMDI,  previously           purchased  or
acquired  and currently  owned,  determined at  the
higher of  current offering  price or  amount invested,  plus the
         Class A  shares being purchased,  amounts to $50,000  or
more for           the  Fund, Ivy  Asia Pacific  Fund,  Ivy
Canada  Fund, Ivy  China           Region  Fund, Ivy  Emerging
Growth Fund,  Ivy  Global Fund,  Ivy           Global  Natural
Resources Fund,  Ivy Global Science  & Technology           Fund,
Ivy  Growth  Fund,  Ivy  Growth   with  Income  Fund,  Ivy
  International Fund,  Ivy International Small  Companies Fund,
Ivy           Latin  America  Strategy Fund,  Ivy  New  Century
Fund, and  Ivy           International Fund II  (expected
effective date of May 13, 1997);           $100,000  or more  for
Ivy  Bond Fund,  International Bond  Fund,           Mackenzie
California Municipal Fund, Mackenzie National Municipal
Fund and Mackenzie New York Municipal Fund; or $25,000 or more for Mackenzie Limited Term Municipal Fund.

               At the time an investment takes place, IMSC must
be notified           by  the  investor  or  his  or her  dealer
that  the  investment           qualifies for the  reduced sales
charge on the  basis of previous           investments.  The
reduced sales charge is subject to confirmation           of the
investor's holdings through a check of the Fund's records.















          SYSTEMATIC WITHDRAWAL PLAN

               A  shareholder may establish a Systematic
Withdrawal Plan (a           "Withdrawal Plan"), by  telephone
instructions or by  delivery to           IMSC of a  written
election to  have his or her  shares withdrawn
periodically, accompanied  by a  surrender to  IMSC of  all share certificates then outstanding in the shareholder's name,
properly           endorsed  by  the  shareholder.    To  be
eligible  to  elect  a           Withdrawal Plan, a  shareholder
must have at least  $5,000 in his           or her account.  A
Withdrawal Plan may not be established  if the           investor
is currently participating in  the Automatic Investment
Method.    A Withdrawal  Plan  may  involve  the depletion  of  a
         shareholder's principal, depending on the amount withdrawn.

               A redemption  under a  Withdrawal Plan  is a
taxable event.           Shareholders  contemplating
participating  in  a Withdrawal  Plan           should consult
their tax advisers.

               Additional investments made by  investors
participating in a           Withdrawal  Plan  must  equal  at
least $1,000  each  while  the           Withdrawal Plan is in
effect.  Making additional  purchases while           a
Withdrawal Plan  is in  effect may  be disadvantageous  to the investor because of applicable initial sales charges or CDSCs.

               An  investor may terminate  his or her
participation in the           Withdrawal Plan at any time by
delivering written notice to IMSC.           If all shares  held
by the  investor are liquidated at  any time,
participation   in    the   Withdrawal   Plan    will   terminate
         automatically.  The  Trust or IMSC  may terminate the
Withdrawal           Plan option at any time after reasonable
notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of  the  Fund may  be  purchased in
connection  with           investment programs established by
employee or other groups using           systematic  payroll
deductions  or  other   systematic  payment
arrangements.   The  Trust  does not  itself  organize, offer  or
         administer any such  programs.  However,  it may,
depending  upon           the size of the program, waive the
minimum initial and additional           investment
requirements  for   purchases   by  individuals   in
conjunction  with  programs  organized  and  offered  by  others.
         Unless shares of the Fund  are purchased in conjunction
with IRAs           (see  "How  to  Buy  Shares"  in  the
Prospectus),  such  group           systematic  investment
programs are  not entitled to  special tax           benefits
under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection  with group  systematic  investment
programs, and  to           restrict  the offering of
shareholder privileges, such  as check           writing,
simplified redemptions and other optional privileges, as
described  in  the  Prospectus,   to  shareholders  using   group
         systematic investment programs.

               With respect to  each shareholder account
established  on or           after  September 15,  1972 under  a
group systematic  investment












          program, the  Trust and IMI  each currently charge  a
maintenance           fee of $3.00  (or portion thereof)  for
each twelve-month  period           (or portion thereof)  that
the account is maintained.   The Trust           may  collect
such  fee  (and any  fees  due  to  IMI)  through a
deduction from distributions  to the shareholders involved  or by causing on the date the fee is assessed a redemption in
each such           shareholder  account  sufficient  to  pay
the  fee.   The  Trust           reserves the right to change
these fees from time to time without           advance notice.

                                 BROKERAGE ALLOCATION

               Subject  to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of the Fund's           portfolio securities.
All portfolio transactions are effected at           the best
price and execution  obtainable. Purchases and sales  of
debt securities are usually principal transactions, and therefore brokerage commissions are usually not  required to be
paid by the           Fund  for  such purchases  and  sales
(although the  price  paid           generally  includes
undisclosed compensation to the dealer).  The           prices
paid to  underwriters of  newly-issued securities  usually
  include a concession  paid by the issuer to  the underwriter,
and           purchases  of  after-market  securities   from
dealers  normally           reflect  the  spread  between  the
bid and  asked  prices.    In           connection with OTC
transactions, IMI attempts to  deal directly           with the
principal market makers, except in those circumstances where it believes that a better price and execution are available elsewhere.

               IMI  selects  broker-dealers  to  execute
transactions  and           evaluates  the  reasonableness  of
commissions  on  the  basis of           quality,  quantity, and
the nature  of  the firms'  professional           services.
Commissions  to  be charged  and  the  rendering  of
investment   services,  including   statistical,  research,   and
         counseling  services  by  brokerage  firms,  are
factors  to  be           considered  in the  placing of
brokerage business. The  types of           research  services
provided  by  brokers  may   include  general           economic
and industry  data, and  information  on securities  of
specific  companies.  Research  services  furnished  by   brokers
         through whom  the Trust  effects securities
transactions may  be           used by IMI in  servicing all of
its accounts.   In addition, not           all  of  these
services  may be  used by  in connection  with the
services it  provides the Fund  or the Trust.   IMI  may consider
         sales of  shares of  the Fund  as a  factor in  the
selection  of           broker-dealers  and may select broker-
dealers who provide it with           research  services.   IMI
will  not,  however, execute  brokerage           transactions
other than at the best price and execution.

               Since  the Fund will not have commenced operations
until May           __, 1997, brokerage  commission information
is not  yet available           for the Fund.

               The Fund may, under some circumstances, accept
securities in           lieu of cash  as payment for Fund
shares.  The Fund  will accept












          securities only to increase its  holdings in a
portfolio security           or to take a new portfolio position
in a security that IMI deems           to be a  desirable
investment for the Fund.  While no minimum has           been
established,  it is expected  that the Fund will  not accept securities having  an aggregate  value of  less than $1
million.           The Trust may reject in whole or in part any
or all offers to pay           for Fund  shares with  securities
and  may discontinue  accepting           securities as payment
for Fund shares at any time without notice.           The Trust
will value accepted securities in the manner and at the
same time provided for valuing  portfolio securities of the Fund, and Fund shares will  be sold for  net asset value
determined  at           the same time the accepted securities
are valued.  The Trust will           only  accept securities
delivered in  proper  form and  will not           accept
securities subject to legal restrictions on transfer.






















































                      TRUSTEES AND OFFICERS

               The  Trustees and  Executive Officers  of  the
Trust,  their           business addresses and principal
occupations during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown   Corp.  (operational
                     amplifiers);      Director,
                              Metritage      Incorporated
                                       (level
measuring
instruments);   Trustee  of
         Mackenzie    Series   Trust
                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman   and   President,
                     Broyhill  Investments, Inc.
                              (1983-present);   Chairman,
                                       Broyhill  Timber
Resources                                                 (1983-
present);  Management
   of a personal  portfolio of
            fixed-income   and   equity
                     investments (1983-present);
                              Trustee of Mackenzie Series
                                       Trust       (1988-
present);
Director  of The  Mackenzie
         Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance         agency);
              Chairman,  Scott Management
                       Company     (administrative
                                services    for   insurance
                                         companies);  President,
The                                                 Channick
Group (consultants
to insurance  companies and
         n a t i o n a l   t r a d e
                  associations);  Trustee  of
                           Mackenzie    Series   Trust
                                    (1994-present); Director of
                                             The  Mackenzie
Funds  Inc.
(1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice     Chairman,     East
                                     Tennessee            Public
                                              Communications
Corp. (WSJK-                                                TV)
(1984-present); Trustee
     of  Mackenzie  Series Trust
              (1985-present); Director of
                       The  Mackenzie  Funds  Inc.
                                (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Boca Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services        Corp.(1993-
                                              present);
Chairman   and
Director of Ivy  Mackenzie
        Distributors,  Inc.  (1994-
                present);    Director   and
                         President of  Ivy Mackenzie
                                  Distributors,  Inc.  (1993-
                                          1994);       Director
and                                                 President of
The Mackenzie
Funds Inc. (1987-1995);
      Trustee of Mackenzie Series
               Trust       (1987-present);
                        President of Mackenzie
                             Series  Trust  (1987-1996);
                                      Chairman    of    Mackenzie
                                               Series Trust (1996-
                                                present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston   Ballet;  Director,
                       Boston  Children's  Museum;
                                Director,  Brimmer and  May
                                         School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V.   (an  environmentally
                     sensitive         packaging
                              company);    Director    of
                                       Polyglass  LTD.;
Director,                                                 The
Mackenzie  Funds  Inc.
    (1992-1995);   Trustee   of
             Mackenzie    Series   Trust
                      (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management,   Inc.   (1989-
        1994);      Senior     Vice
                 President  and Director  of
                          Ivy Management Inc.  (1994-
                                  present);    Senior    Vice
                                           President, Treasurer
and                                                  Director of
Ivy  Management
Inc.    (1992-1994);   Vice
         President of  The Mackenzie
                  Funds Inc. (1987-1995);
                        Senior  Vice President  and
                                 Director,   Ivy   Mackenzie
                                          Services Corp. (1996-
                                            present);   President
 and                                                 Director  of
Ivy  Mackenzie
Services Corp. (1993-1996);
         Trustee  and  President  of
                  Mackenzie    Series   Trust
                           (1996-present);        Vice
                                    President    of   Mackenzie












                                                Series  Trust
(1994-1996);
Treasurer    of   Mackenzie
         Series  Trust  (1985-1994);
                  President,  Chief Executive
                           Officer and Director of Ivy
                                    Mackenzie     Distributors,
                                             Inc.        (1994-
present);
Executive   Vice  President
         and    Director   of    Ivy
                  Mackenzie     Distributors,
                           Inc.  (1993-1994);  Trustee
                                    of  Mackenzie Series  Trust
                                             (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management    Inc.   (1995-
                  present);    Senior    Vice
                           President,    Finance   and
                                    Administration/Compliance
                                           Officer     of
Mackenzie
Investment  Management Inc.
         (1989-1994);   Senior  Vice
                  President,       Secretary/
                           Treasurer and Clerk  of Ivy
                                    Management    Inc.   (1994-
                                            present);  Vice
President,
Finance/Administration  and
         Compliance  Officer of  Ivy
                  Management    Inc.   (1992-
                          1994);      Senior     Vice
                                   President,       Secretary/
                                            Treasurer  and
Director of                                                 Ivy
Mackenzie Distributors,
     Inc.        (1994-present);
              Secretary/Treasurer     and
                       Director  of Ivy  Mackenzie
                                Distributors,  Inc.  (1993-
                                        1994);     President
and                                                 Director  of
Ivy  Mackenzie
Services    Corp.    (1996-
        present);        Secretary/
                 Treasurer  and Director  of
                          Ivy    Mackenzie   Services
                                   Corp.          (1993-1996);
                                            Secretary/Treasurer
of The                                                 Mackenzie
Funds Inc. (1993-
1995);  Secretary/Treasurer
         of  Mackenzie Series  Trust
                  (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc.  (1992-1996); Director
                    and Senior Vice  President,
                             Mackenzie        Investment
                                      Management    Inc.   (1995-
                                              present);    Senior
  Vice                                                 President,
      Mackenzie
Investment  Management Inc.
         (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI  are permitted to make  personal
securities           transactions, subject  to the  requirements
and  restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify  and
address  certain  conflicts  of  interest  between
personal  investment activities  and the interests  of investment advisory clients such as the Fund.  Among other  things,
the Code           of Ethics, which generally complies with
standards recommended by           the Investment  Company
Institute's Advisory  Group on  Personal           Investing,
prohibits  certain types of transactions  absent prior
approval,  applies  to   portfolio  managers,  traders,  research
         analysts  and others involved in the investment advisory
process,           and imposes time  periods during which
personal  transactions may           not be made in certain
securities, and requires the submission of           duplicate
broker   confirmations  and   monthly   reporting  of
securities   transactions.    Exceptions   to  these   and  other
         provisions of  the Code  of Ethics may  be granted  in
particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           T  O
         POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a  Trustee of  the Trust  at a
meeting of  the                Board held on February 10, 1996.

          [**] Appointed as  a Trustee  of the  Trust at a
meeting of  the                Board held on December 7, 1996.

               As of  February 21,  1997 the Officers  and
Trustees  of the           Trust as a group owned beneficially
less than one percent  of the           outstanding Class A,
Class B, Class C  or Class I shares  of any           Ivy Fund
portfolio, except  that the Trustees  as a  group owned
1.51% of  the outstanding Class A  shares of Ivy Global  Fund and
         1.96% of  the outstanding  Class A shares  of Ivy
Global Natural           Resources Fund, two of the Trust's other
seventeen series.

                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI  provides business  management  and investment
advisory           services  to  the Fund  pursuant  to  a
Business  Management  and           Investment Advisory Agreement
with  the Trust (the  "Agreement").           The Agreement was
approved by the sole shareholder of the Fund on           April
__, 1997.  On February 8,  1997, the Agreement was approved
   on behalf of the  Fund by the Board, including a  majority of
the           Trustees who are neither "interested  persons" (as
defined in the           1940 Act)  of the Trust nor have any
direct or indirect financial           interest  in  the
operation  of  the  distribution   plan  (see
"Distribution  Services")   or  in  any  related  agreement  (the
         "Independent Trustees").   IMI  is a  wholly owned
subsidiary of           MIMI, which currently acts  as manager
and investment  adviser to           the  following   registered
investment  companies:     Mackenzie           National
Municipal  Fund,  Mackenzie New  York  Municipal  Fund,
Mackenzie  California Municipal  Fund and Mackenzie  Limited Term
         Municipal  Fund.   MIMI is  a subsidiary  of Mackenzie
Financial           Corporation  ("MFC"), 150  Bloor Street
West,  Toronto, Ontario,           Canada, a public corporation
organized under the laws of  Ontario           whose  shares  are
listed  for  trading  on  The  Toronto  Stock           Exchange.
 MFC is registered in Ontario  as a mutual fund dealer
and  advises  Ivy Canada  Fund and  Ivy Global  Natural Resources
         Fund.   IMI currently acts  as manager and investment
adviser to           the  following additional  investment
companies  registered under           the 1940 Act:   Ivy Asia
Pacific  Fund, Ivy Bond Fund,  Ivy China           Region  Fund,
Ivy  Emerging  Growth Fund,  Ivy  Global Fund,  Ivy
Global  Science & Technology  Fund, Ivy  Growth Fund,  Ivy Growth
         with  Income Fund, Ivy International Bond Fund, Ivy
International           Fund, Ivy International  Small Companies
Fund, Ivy  Latin America












          Strategy Fund,  Ivy Money Market  Fund, Ivy New Century
Fund and           Ivy International Fund  II (expected
effective date  of May  13,           1997).  IMI  currently acts
as manager to Ivy Canada Fund and Ivy           Global Natural
Resources Fund.

               The  Agreement obligates  IMI to  make
investments for  the           accounts of  the Fund  in
accordance with  its best  judgment and           within  the
investment objectives  and restrictions set  forth in
the  Prospectus, the  1940 Act  and  the provisions  of the  Code relating  to regulated  investment companies,  subject
to  policy           decisions  adopted  by   the  Board.  IMI
also   determines  the           securities to  be purchased or
sold by the Fund and places orders           with brokers or
dealers who deal in such securities.

               Under  the  Agreement,  IMI also  provides
certain business           management services.  IMI is obligated
to (1) coordinate with the           Fund's Custodian  and
monitor  the  services it  provides to  the           Fund; (2)
coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary  office  space,  telephones  and  other
communications           facilities as are adequate for the
Fund's needs;  (4) provide the           services of individuals
competent  to perform administrative  and           clerical
functions that are not  performed by employees or other
agents  engaged  by  the Fund  or  by  IMI acting  in  some other capacity  pursuant to a  separate agreement or
arrangements with           the  Fund; (5) maintain  or supervise
the  maintenance by  third           parties of such books and
records of the Trust as may be required           by  applicable
Federal  or state  law; (6)  authorize and  permit
IMI's directors, officers  and employees  who may  be elected  or appointed as trustees  or officers of the Trust to
serve in such           capacities;  and (7) take such  other
action with  respect to the           Trust,  after  approval  by
the  Trust as  may  be  required  by           applicable  law,
including  without  limitation  the  rules  and
regulations of the Securities and Exchange Commission (the "SEC")
         and  of  state   securities  commissions  and  other
regulatory           agencies.

               For providing  business management  and investment
advisory           services, the Fund  pays IMI a monthly  fee at
an annual  rate of           1.00% of the Fund's average net
assets.  Advisory fee information           is not yet available
for the Fund, which is scheduled to commence           operations
on May __, 1997.

               Under  the Agreement, the Trust pays the following
expenses:           (1) the  fees and expenses  of the Trust's
Independent Trustees;           (2)  the salaries and expenses of
any  of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental  fees, including  any original  issue
taxes or  transfer taxes  applicable to the  sale or  delivery of shares or  certificates therefor;  (5) brokerage
commissions  and           other  expenses incurred in  acquiring
or disposing  of portfolio           securities; (6) the expenses
of registering and qualifying shares           for  sale  with
the  SEC  and  with  various  state   securities
commissions;  (7) accounting  and  legal  costs;  (8)   insurance












          premiums;  (9) fees  and expenses  of the  Trust's
Custodian  and           Transfer  Agent  and  any  related
services;  (10)  expenses  of           obtaining  quotations  of
portfolio securities  and  of  pricing           shares;  (11)
expenses of maintaining the Trust's legal existence           and
of shareholders'  meetings; (12) expenses of  preparation and distribution  to existing shareholders of periodic reports,
proxy           materials  and  prospectuses;  and  (13)  fees
and  expenses  of           membership in industry organizations.

               IMI  currently limits  the Fund's  total operating
expenses           (excluding   Rule 12b-1   fees,    interest,
taxes,   brokerage           commissions, litigation  and
indemnification expenses,  and other           extraordinary
expenses) to an annual  rate of 1.95% of the Fund's
average  net  assets, which  may  lower the  Fund's  expenses and
         increase  its  yield.    The Fund's  expense  limitation
may  be           terminated or revised at any time, at which
time its expenses may           increase and its yield may be
reduced.

               The initial term of the  Agreement between IMI and
the Fund,           which is scheduled  to commence operations on
May  __, 1997, will           run for a period of two years from
the date of commencement.  The           Agreement will continue
in effect with respect to  the Fund from           year to  year
only  so long as  such continuance  is specifically
approved at least annually (i) by  the vote of a majority of  the
         Independent  Trustees  and (ii)  either  (a)  by  the
vote  of  a           majority of the outstanding voting
securities (as defined in  the           1940 Act) of  the Fund
or  (b) by the vote  of a majority  of the           entire
Board.   If the  question of continuance of  the Agreement
  (or adoption of any new agreement)  is presented to
shareholders,           continuance  (or adoption) shall be
effected  only if approved by           the  affirmative vote  of
a  majority  of the  outstanding voting           securities  of
the   Fund.    See  "Capitalization   and  Voting
Rights."

               The Agreement may be terminated  with respect to
the Fund at           any  time, without  payment  of any
penalty, by  the  vote of  a           majority  of  the  Board,
or  by  a  vote of  a  majority  of the           outstanding
voting securities  of the Fund,  on 60 days'  written
notice to IMI, or by IMI on 60 days' written notice to the Trust.
         The Agreement shall  terminate automatically in the
event  of its           assignment.

          DISTRIBUTION SERVICES

               IMDI,  a wholly  owned  subsidiary of  MIMI,
serves as  the           exclusive distributor of the Fund's
shares pursuant to an Amended           and  Restated
Distribution Agreement with the Trust dated October           23,
1991,  as  amended  from  time  to  time (the  "Distribution
    Agreement").  The Distribution Agreement was last approved by
the           Board  on August 23, 1996.   IMDI distributes
shares of the Fund           through  broker-dealers   who   are
members   of  the   National           Association of  Securities
Dealers,  Inc. and  who have  executed           dealer
agreements with IMDI.  IMDI distributes shares of the Fund
  on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis.  IMDI is not
obligated to           sell any specific amount of Fund
shares.

               Pursuant  to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all Class A  Fund
shares sold equal to the           difference, if  any, between
the public  offering price,  as set           forth  in the
Fund's  then-current prospectus, and  the net asset
value on which such price is based.  Out of that commission, IMDI may reallow to dealers such concession as IMDI may
determine from           time to time.  In addition, IMDI is
entitled to  deduct a CDSC on           the redemption of  Class
A shares sold  without an initial  sales           charge and
Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

               Under  the  Distribution  Agreement, the  Fund
bears, among           other  expenses, the expenses  of
registering and  qualifying its           shares  for  sale under
federal  and state  securities  laws and           preparing and
distributing  to  existing  shareholders  periodic
reports, proxy materials  and prospectuses.  Since  the Fund will not have commenced operations until May __, 1997, no
payments had           been made in  connection with the sale  of
Fund shares as  of the           date of this SAI.

               The  Distribution  Agreement  will continue  in
effect  for           successive one-year  periods, provided that
such continuance  is           specifically approved at least
annually by the vote of a majority           of the Independent
Trustees, cast in person at  a meeting called           for  that
purpose, and  by the vote  of either a  majority of the
entire Board or a  majority of the outstanding  voting securities
         of the Fund.   The Distribution Agreement may  be
terminated with           respect to the Fund at any time,
without payment of any penalty,           by IMDI on 60 days'
written notice to the Fund  or by the Fund by           vote of
either a majority of the outstanding voting securities of
 the Fund  or a majority of  the Independent Trustees  on 60
days'           written  notice  to   IMDI.  The  Distribution
Agreement   shall           terminate automatically in the event
of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under  the 1940 Act,  which permits
a registered  open-end           investment  company  to  issue
multiple  classes  of  shares  in           accordance  with  a
written  plan  approved  by  the  investment           company's
board of directors/trustees and filed with the SEC.  At
a meeting held on December 1-2, 1995, the Board  adopted a multi-
        class plan (the  "Rule 18f-3 plan") on behalf  of
thirteen series           of the Trust,  and at a meeting  held
on June 7, 1996,  the Board           adopted the Rule  18f-3
plan  on behalf of  the Ivy Asia  Pacific           Fund, Ivy
Global Natural Resources Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund. At a
         meeting held on February 8, 1997, the Board adopted the
Rule 18f-          3 plan on behalf of the Fund.  The key
features of the Rule 18f-3           plan are  as  follows:   (i)
shares  of each  class  of the  Fund           represent an
equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications,












          terms and conditions, except that each class bears
certain class-          specific  expenses  and  has separate
voting  rights  on certain           matters  that  relate
solely  to  that class  or  in  which  the           interests
of shareholders of one class differ from the interests
of  shareholders  of  another  class;  (ii)  subject  to  certain limitations described in  the Prospectus, shares of  a
particular           class of  the Fund may be exchanged for
shares of the same class           of  another Ivy  Mackenzie
Fund;  and  (iii) the  Fund's Class  B           shares will
convert automatically into Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

               RULE 12B-1  DISTRIBUTION  PLANS.    At  a  meeting
held  on           February 8, 1997,  the Board  adopted on
behalf  of the  Fund, in           accordance with  Rule 12b-1
under  the 1940  Act ("Rule  12b-1"),           separate
distribution  plans  pertaining to  the Fund's  Class A,
Class B  and Class C shares  (each, a "Plan").   In adopting each
         Plan,  a majority  of  the  Independent  Trustees
concluded,  in           accordance with the  requirements of
Rule 12b-1, that  there is a           reasonable likelihood that
each Plan will  benefit the Fund  and           its
shareholders.   The  Board believes  that  each Plan  should
    result  in greater sales  and/or fewer redemptions  of the
Fund's           shares, although it  is impossible to know for
certain the level           of sales and redemptions of the
Fund's shares in the absence of a           Plan or under an
alternative distribution arrangement.

               Under each Plan,  the Fund pays IMDI a  service
fee, accrued           daily and paid monthly, at the annual rate
of  up to 0.25% of the           average  net assets attributable
to its Class A  shares, Class B           shares or Class C
shares, as the case may be.   The services for           which
service  fees  may be  paid  include, among  other  things,
   advising clients  or customers  regarding the  purchase, sale
or           retention of Fund shares,  answering routine
inquiries concerning           the  Fund and  assisting
shareholders  in  changing  options  or           enrolling in
specific plans.   Pursuant to each Plan, service fee
payments made out of  or charged against the assets  attributable to the  Fund's  Class A, Class B  or Class  C shares
must be  in           reimbursement  for  services rendered  for
or on  behalf  of the           affected class.  The expenses not
reimbursed in any one month may           be reimbursed in a
subsequent month.   The Class A Plan does  not           provide
for the payment of interest or carrying charges as distribution expenses.

               Under the  Fund's Class B and  Class C Plans, the
Fund also           pays IMDI a distribution fee,  accrued daily
and paid monthly, at           the  annual  rate  of  0.75%  of
the  average  daily  net  assets           attributable to its
Class B or Class C shares.  IMDI may reallow           to dealers
all or a portion of the  service and distribution fees
as IMDI may  determine from time  to time.  The  distribution fee
         compensates  IMDI   for  expenses  incurred  in
connection  with           activities primarily intended to
result in the sale of the Fund's           Class B or Class C
shares, including the printing of prospectuses           and
reports for persons other than existing shareholders and  the preparation, printing and distribution of sales literature and advertising materials.  Pursuant to  the Fund's Class B
and Class           C Plans, IMDI  may include  interest,
carrying  or other  finance           charges  in  its
calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

               Among  other things, each  Plan provides that  (1)
IMDI will           submit  to the  Board  at  least quarterly,
and  the Board  will           review,  written reports regarding
all amounts expended under the           Plan  and the  purposes
for  which such  expenditures were  made;           (2) it will
continue  in effect only so long  as such continuance
is approved at least annually, and any material amendment thereto is approved, by the  vote of a majority  of the Board,
including           the Independent Trustees, cast in  person at
a meeting called for           that purpose; (3) payments by the
Fund under each Plan shall not           be  materially
increased  without the  affirmative  vote  of the
holders of a  majority of the outstanding shares  of the relevant class; and  (4) while each Plan  is in effect, the
selection and           nomination  of  Trustees  who are  not
"interested  persons" (as           defined in the 1940  Act) of
the Trust shall be  committed to the           discretion of  the
Trustees who  are not "interested  persons" of           the
Trust.

               IMDI may make  payments for distribution
assistance  and for           administrative and  accounting
services from  resources that  may           include the
management fees paid by the Fund.  IMDI also may make
payments (such  as the service  fee payments described  above) to
         unaffiliated   broker-dealers  for   services  rendered
in  the           distribution of the Fund's shares.  To qualify
for such payments,           shares may be  subject to a minimum
holding period.   However, no           such payments will be
made to any dealer or broker if  at the end           of each
year the amount of shares  held does not exceed a minimum
 amount.  The minimum holding period and minimum level of
holdings           will be determined from time to time by IMDI.

               A report of  the amount expended pursuant to  each
Plan, and           the purposes for  which such expenditures
were  incurred, must be           made to the Board  for its
review at least quarterly.   Since the           Fund will  not
have commenced operations until May __, 1997, no payments had been made in marketing Fund shares as of the date of this SAI.

               Each Plan  may be amended  at any time  with
respect  to the           class of shares of the Fund to which
the Plan relates  by vote of           the Board, including a
majority of the Independent Trustees, cast           in person at
a meeting called for the purpose of considering such
amendment.  Each Plan may be  terminated at any time with respect to the class of shares to which the Plan relates,
without payment           of  any  penalty,  by  vote  of a
majority  of  the  Independent           Trustees,  or by  vote
of  a majority  of the  outstanding voting           securities
of that class.

               If  the Distribution Agreement or the Distribution
Plans are           terminated  (or not  renewed)  with  respect
to  any  of the  Ivy












          Mackenzie Funds (or  class of shares thereof),  each
may continue           in effect  with respect  to any  other
fund  (or class of  shares           thereof) as to which they
have  not been terminated (or have been           renewed).

          CUSTODIAN

               Pursuant  to a  Custodian Agreement  with  the
Trust,  Brown           Brothers Harriman  & Co. ("Brown
Brothers" or the "Custodian"), a           private  bank and
member  of the principal  securities exchanges,           located
at   40 Water  Street,   Boston,  Massachusetts   02109,
maintains custody  of the assets of  the Fund held  in the United
         States.  Rules  adopted under  the 1940 Act  permit the
Trust  to           maintain its  foreign  securities  and cash
in  the  custody  of           certain  eligible  foreign  banks
and  securities  depositories.           Pursuant   to  those
rules,  Brown  Brothers  has  entered  into
subcustodial agreements  for the  holding of  the Fund's  foreign
         securities.   With  respect  to  the  Fund,  Brown
Brothers  may           receive, as  partial payment for  its
services, a portion  of the           Trust's brokerage
business, subject  to its  ability to  provide           best
price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant  to the Fund Accounting Services
Agreement with the           Trust,  MIMI provides certain
accounting and pricing services for           the Fund.  As
compensation for these services, the Fund pays MIMI           a
monthly fee  plus  out-of-pocket expenses  as  incurred.   The
      monthly fee  is based  upon the  net assets  of the  Fund
at  the           preceding  month end  at  the following  rates:
$1,250 when  net           assets are $10 million and under;
$2,500 when net assets are over           $10  million to $40
million; $5,000  when net assets are over $40           million
to $75 million; and $6,500 when net assets are over $75 million.

               Since the  Fund will not have commenced operations
until May           __, 1997, no payments had been made with
respect to the provision           of these services for the Fund
as of the date of this SAI.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant  to  a  Transfer  Agency  and
Shareholder  Service           Agreement with  the  Trust, IMSC,
a wholly  owned subsidiary  of           MIMI, is the transfer
agent for the  Fund.  For these  services,           the  Fund
pays a monthly  fee at an  annual rate of  $20 for each
open Class A, Class B and Class C account.  In addition, the Fund pays a monthly fee at an annual rate of $4.48 per
account that is           closed  plus  certain out-of-pocket
expenses.   Certain  broker-          dealers  that maintain
shareholder accounts with the Fund through           an  omnibus
account provide transfer agent and other shareholder-
related services that would otherwise  be provided by IMSC if the individual accounts that comprise the omnibus account
were opened           by their  beneficial owners  directly.
IMSC  pays such  broker-          dealers  a per  account  fee
for each  open  account within  the












          omnibus account, or a fixed  rate fee (e.g., .10%),
based  on the           average  daily net  asset  value  of the
omnibus  account (or  a           combination thereof).

               Since the Fund  will not have commenced operations
until May           __, 1997, no payments had been made with
respect to the provision           of these services for the Fund
as of the date of this SAI.

          ADMINISTRATOR

               Pursuant to  an Administrative Services  Agreement
with  the           Trust, MIMI provides certain administrative
services to the Fund.           As compensation for these
services,  the Fund pays MIMI a monthly           fee at the
annual rate of .10% of the Fund's average net assets.

               Outside  of providing administrative  services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of the Fund's           Class B and Class C
shares.

               Since the Fund will not have commenced operations
until May           __, 1997, no payments had been made with
respect to the provision           of these services for the Fund
as of the date of this SAI.

          AUDITORS

               Coopers  &  Lybrand  L.L.P.,  independent
certified  public           accountants,  200  East  Las  Olas
Boulevard,  Suite  1700,  Ft.           Lauderdale, Florida
33301, has been selected  as auditors for the           Trust.
The audit services performed by Coopers &  Lybrand L.L.P.
 include audits of the annual  financial statements of each of
the           funds  of the Trust.   Other services provided
principally relate           to  filings with the  SEC and the
preparation of the  Fund's tax           returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization  of the  Trust consists  of an
unlimited           number of shares of beneficial interest (no
par value per share).           When issued,  shares of  each
class of  the Fund are  fully paid,           non-assessable,
redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

               The  Amended and Restated  Declaration of Trust
permits the           Board to create  separate series or
portfolios and  to divide any           series or  portfolio into
one or  more classes.   The Board  has           authorized
eighteen series, each of which represents a fund.  The
Board has further  authorized the issuance of Classes A,  B and C for the Fund,  Ivy Asia Pacific  Fund, Ivy Bond Fund,
Ivy Canada           Fund, Ivy China Region Fund, Ivy Emerging
Growth Fund, Ivy Global           Fund, Ivy  Global Natural
Resources Fund,  Ivy Global  Science &           Technology
Fund, Ivy Growth  Fund, Ivy Growth  with Income Fund,
Ivy  International   Bond  Fund,  Ivy   International  Fund,  Ivy
         International Small  Companies Fund,  Ivy Latin  America
Strategy












          Fund,  Ivy Money  Market  Fund,  Ivy New  Century
Fund, and  Ivy           International Fund II (expected
effective date  of May 13, 1997),           as well  as  Class I
for Ivy  Bond Fund,  Ivy  Global Science  &           Technology
Fund, Ivy International Fund, Ivy International  Small
Companies Fund, and Ivy International Fund II (expected effective date of  May 13, 1997),  and Class D for  Ivy Growth
with  Income           Fund. [FN][The Class D shares of Ivy
Growth with Income Fund were           initially issued as  "Ivy
Growth with Income Fund --  Class C" to           shareholders of
Mackenzie  Growth & Income Fund, a  former series           of
the  Company, in  connection with  the reorganization  between that  Fund and Ivy  Growth with Income  Fund and not
offered for           sale to the  public.  On February 29, 1996,
the Board resolved by           written consent to establish a
new class of shares designated as           "Class  C" for  all
Ivy  Fund portfolios  and to  redesignate the           shares of
beneficial  interest of "Ivy Growth  with Income Fund--
Class C"  as shares  of beneficial interest  of "Ivy  Growth with
         Income  Fund--Class  D," which  establishment  and
redesignation,           respectively, became  effective on
April 30,  1996. The  voting,           dividend,  liquidation
and  other rights,  preferences,  powers,           restrictions,
limitations,  qualifications, terms  and conditions           of
the Class  D shares of  Ivy Growth  with Income Fund,  as set forth in Ivy Fund's Declaration of Trust, as amended from
time to           time, will not be changed by this
redesignation.]

               Shareholders have  the  right to  vote for  the
election  of           Board members and  on any and  all matters
on  which they may  be           entitled to vote by law or  by
the provisions of the Trust's  By-          Laws.  The Trust is
not required to hold a regular annual meeting           of
shareholders, and it does not intend to do so.  Shares of each class of  the Fund entitle  their holders  to one vote  per
share           (with proportionate voting for  fractional
shares).  Shareholders           of  the Fund  are  entitled to
vote alone  on matters  that only           affect the  Fund.
All  classes of shares  of the Fund  will vote
together,  except with respect to the separate distribution plans for the Fund's  Class A, Class B  and Class C  shares,
or when  a           class vote is required by the  1940 Act.  On
matters relating  to           all  funds of  the Trust,  but
affecting  the funds  differently,           separate votes by
the shareholders  of each  fund are  required.           Approval
of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting  by the shareholders  of each fund of
the Trust.           If  the  Board determines  that  a  matter
does not  affect  the           interests of a Fund, then the
shareholders of that  fund will not           be entitled  to
vote  on that matter.   Matters  that affect  the           Trust
in  general,  such as  ratification  of  the  selection of
  independent public  accountants, will be  voted upon
collectively           by the shareholders of all funds of the
Trust.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding  shares" of a fund
means the  vote of the           lesser of:   (1) 67% of the
shares of that fund (or of the Trust)           present at  a
meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the fund (or of the Trust).












               With  respect to  the submission  to shareholder
vote of  a           matter requiring separate voting by a fund,
the matter shall have           been  effectively acted  upon
with  respect to  that  fund if  a           majority  of the
outstanding voting securities of that fund votes           for
the  approval of the  matter, notwithstanding that:   (1) the
     matter has  not been  approved by a  majority of  the
outstanding           voting  securities of  any other  fund of
the Trust; or  (2) the           matter has  not been  approved
by a  majority of  the outstanding           voting securities of
the Trust.

               The  Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust  may remove  a
person serving  as trustee either  by           declaration in
writing  or at a meeting called  for such purpose.           The
Board  is  required to  call  a meeting  for the  purpose  of considering  the  removal  of  a  person  serving as
Trustee  if           requested in writing to do so by the
holders of not less than 10%           of the  outstanding shares
of the Trust.   Shareholders  will be           assisted in
communicating with other shareholders in connection with the removal of a Trustee as if Section 16(c) of the 1940 Act were applicable.

               The Trust's shares  do not have cumulative voting
rights and           accordingly  the holders  of  more than  50%
of the  outstanding           shares could elect the entire
Board, in which case the holders of           the remaining
shares would not be able to elect any Trustees.

               Under  Massachusetts law,  the  Trust's
shareholders  could,           under  certain circumstances, be
held personally liable  for the           obligations  of the
Trust.   However,  the Amended  and Restated
Declaration  of Trust  disclaims liability  of the  shareholders,
         Trustees or officers of the Trust for acts or
obligations of the           Trust, which are  binding only on
the assets  and property of the           Trust, and  requires
that  notice of the  disclaimer be  given in           each
contract or obligation entered into or executed by the Trust
    or its Trustees.   The Amended and Restated  Declaration of
Trust           provides for  indemnification out of  Fund
property for  all loss           and expense of any shareholder
of the Fund held personally liable           for the obligations
of the Fund.   The risk of a  shareholder of           the  Trust
incurring  financial loss  on  account of  shareholder
liability  is limited to circumstances  in which the Trust itself would  be unable  to meet  its obligations  and, thus,
should be           considered remote.   No series  of the  Trust
is  liable for  the           obligations of any other series of
the Trust.

                                   NET ASSET VALUE

               The  share price,  or  value, for  the  separate
classes  of           shares of the Fund is called the net asset
value  per share.  The           net asset value per share of the
Fund is computed by dividing the           value of  the assets
of the Fund,  less its liabilities,  by the           number  of
shares  of  the  Fund outstanding.    For purposes  of
determining  the aggregate  net  assets  of  the Fund,  cash  and receivables  will  be  valued at  their  realizable
amounts.   A












          security  listed or  traded  on a  recognized  stock
exchange  or           NASDAQ is valued at its last sale price on
the principal exchange           on which the security is traded.
The value of a foreign security           is determined in its
national currency as of  the normal close of           trading on
the  foreign exchange on which  it is traded or  as of
the close of regular trading on the Exchange, if that is earlier, and that value is then  converted into its U.S. dollar
equivalent           at the foreign exchange rate in  effect at
noon, eastern time, on           the day the value of the
foreign security is determined.  If  no           sale is
reported at that  time, the average between  the current
bid and asked price is used.   All other securities for which OTC
         market quotations are readily available are valued at
the average           between  the current  bid  and  asked
price.    Interest will  be           recorded  as  accrued.
Securities  and other  assets  for which           market prices
are not readily  available are valued at fair value           as
determined by  IMI and approved  in good faith  by the  Board.
      Money market  instruments of  the  Fund are  valued at
amortized           cost, which approximates money market value.

               The  Fund's liabilities  are allocated between
its classes.           The  total of  such liabilities  allocated
to  a class  plus that           class's  distribution   fee  and
any  other  expenses  specially           allocated to  that
class  are then  deducted  from  the  class's
proportionate  interest in the  Fund's assets, and  the resulting amount for each class is divided by the number of shares
of that           class outstanding to produce the net asset
value per share.

               Portfolio securities are valued and  the net asset
value per           share is  determined as  of the close  of
regular trading  on the           Exchange (normally 4:00 p.m.,
eastern time), every Monday through           Friday  (exclusive
of national  business holidays).   The Trust's           offices
will  be  closed,  and  net  asset  value  will  not  be
calculated, on  the following  national business  holidays:   New
         Year's   Day,  Presidents'   Day,  Good  Friday,
Memorial  Day,           Independence  Day, Labor Day,
Thanksgiving Day and Christmas Day.           On those days  when
either or both of the Fund's Custodian or the           Exchange
close early as  a result  of that  day being  a partial
holiday or otherwise, the Trust reserves the right to advance the time on such  day by which purchase and  redemption
requests must           be received.

               When  the Fund  writes an  option,  an amount
equal to  the           premium received by the Fund  is included
in the Fund's Statement           of  Assets and  Liabilities  as
an asset  and  as an  equivalent           liability.   The
amount  of the  liability  will be  subsequently
marked-to-market daily to reflect the current market value of the option written.  The current market  value of a written
option is           the last sale on the  principal exchange on
which such option  is           traded or, in the absence of a
sale, the last offering price.

               The premium paid by the Fund for the purchase of a
call or a           put option will  be deducted from its assets
and  an equal amount           will be included in the asset
section  of the Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted












          to the  current market value of the option.   For
example, if the           current market value of the  option
exceeds the premium paid, the           excess would be
unrealized appreciation and, conversely,  if the
premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a
purchased           option will be the  last sale price on the
principal exchange on           which the option is traded or, in
the absence of a sale, the last           bid price.   If the
Fund exercises  a call option  which it  has           purchased,
the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

               The sale of Fund shares  will be suspended during
any period           when  the  determination of  its  net  asset
value is  suspended           pursuant to rules  or orders of the
SEC and may be  suspended by           the Board whenever  in its
judgment it is in the best interest of           the Fund to do
so.

                                  PORTFOLIO TURNOVER

               The Fund purchases  securities that are  believed
by IMI  to           have  above average potential  for capital
appreciation.   Common           stocks are  disposed of in
situations where it is  believed that           potential for
such appreciation has lessened or that other common
stocks  have  a  greater  potential.   Therefore,  the  Fund  may
         purchase and sell securities without regard to the
length of time           the security is to be, or has been,
held.  A change in securities           held by the Fund is known
as "portfolio turnover" and may involve           the  payment
by  the  Fund  of  dealer  markup  or  underwriting
commission and other transaction costs on the sale of securities, as  well  as  on  the  reinvestment  of  the  proceeds
in  other           securities.   The Fund's portfolio turnover
rate is calculated by           dividing the lesser of purchases
or sales of portfolio securities           for  the  most
recently  completed  fiscal  year by  the  monthly
average of  the value  of the portfolio  securities owned  by the
         Fund during  that year.   For purposes of determining
the Fund's           portfolio turnover rate,  all securities
whose maturities  at the           time of acquisition  were one
year or  less are excluded.   It is           estimated  that the
Fund's portfolio turnover rate generally will           not
exceed 25% in any given year.

                                     REDEMPTIONS

               Shares of  the Fund  are redeemed at  their net
asset value           next  determined after  a  proper
redemption  request  has  been           received by IMSC, less
any applicable CDSC.

               Unless  a  shareholder  requests that  the
proceeds  of any           redemption  be wired  to his  or  her
bank  account, payment  for           shares tendered for
redemption is made by check within seven days           after
tender in  proper form, except that the  Trust reserves the
   right to suspend  the right of redemption or to postpone the
date           of payment upon redemption beyond  seven days, (i)
for any period           during which the Exchange is closed
(other than customary weekend           and holiday closings) or
during  which trading on the Exchange is












          restricted, (ii) for any period  during which an
emergency exists           as  determined  by  the SEC  as  a
result of  which  disposal of           securities owned by the
Fund  is not reasonably practicable or it           is  not
reasonably practicable  for the Fund  to fairly determine
 the value of its  net assets, or (iii) for such  other periods
as           the SEC may by order permit for the protection of
shareholders of           the Fund.

               Under unusual  circumstances, when the Board deems
it in the           best  interest of  the  Fund's shareholders,
the  Fund may  make           payment for shares repurchased or
redeemed in whole or in part in           securities of  the Fund
taken at  current values.   If any  such           redemption  in
kind is  to be made,  the Fund intends  to make an
election pursuant  to Rule 18f-1 under  the 1940 Act.   This will
         require the Fund to redeem  with cash at a shareholder's
election           in any case where the  redemption involves
less than $250,000 (or           1% of the Fund's net asset value
at the beginning of each 90-day           period  during which
such  redemptions are  in  effect, if  that           amount  is
less than  $250,000).    Should  payment be  made  in
securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment,
including sales charges paid,  of less           than $1,000 in
the Fund for a period of more than 12 months.  All
accounts  below that minimum will be redeemed simultaneously when
         MIMI deems it  advisable.  The $1,000 balance  will be
determined           by  actual dollar amounts invested by the
shareholder, unaffected           by  market  fluctuations.
The  Trust   will  notify  any  such           shareholder by
certified mail of  its intention  to redeem  such
account, and the shareholder shall have 60  days from the date of such letter  to invest  such additional sums  as shall
raise the           value of such account above that minimum.
Should the shareholder           fail  to forward  such sum
within  60 days  of the  date  of the           Trust's letter of
notification, the Trust will redeem the  shares           held in
such account and transmit the redemption in value thereof
 to   the  shareholder.    However,  those  shareholders  who
are           investing pursuant to the Automatic Investment
Method will not be           redeemed automatically  unless they
have  ceased making  payments           pursuant to  the plan
for a period  of at least  six consecutive           months, and
these  shareholders will be given  six-months' notice
by the Trust before such redemption.  Shareholders in a qualified retirement, pension or profit sharing  plan who wish to
avoid tax           consequences must  "rollover" any  sum so
redeemed into  another           qualified plan  within 60 days.
The Board may change the minimum           account size.

               If  a  shareholder has  given  authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal  wire to  a single
previously  designated bank  account.           Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed
      appropriate  under then-current  market  conditions.   The
Trust           reserves the  right to  change this minimum  or
to  terminate the












          telephonic  redemption privilege without prior notice.
The Trust           cannot  be  responsible for  the efficiency
of the  Federal wire           system  of the  shareholder's
dealer  of record  or  bank.   The           shareholder is
responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification  prior  to  acting   on
redemption  or   exchange           instructions  communicated
by  telephone  to  confirm that  such           instructions are
genuine.   In the absence  of such instructions,           the
Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES

               As described in  the Prospectus, Class B shares
of the Fund           will automatically  convert to Class A
shares of  the Fund, based           on the relative net asset
values per share of the two classes, no           later  than the
month following  the eighth  anniversary of  the
initial issuance of such Class B shares of  the Fund occurs.  For the  purpose of  calculating  the  holding  period
required  for           conversion  of Class B shares, the date
of initial issuance shall           mean:   (1) the date on which
such Class B shares were issued, or           (2) for Class B
shares obtained through  an exchange, or a series           of
exchanges,  (subject to  the exchange  privileges for  Class B shares)  the date  on  which  the  original Class B  shares
were           issued.   For purposes of  conversion of Class B
shares, Class B           shares  purchased  through  the
reinvestment  of  dividends  and           capital gain
distributions paid in respect of Class B shares will           be
held in a separate sub-account.   Each time any Class B shares
      in  the shareholder's regular account (other than those
shares in           the sub-account) convert to Class A shares, a
pro rata portion of           the  Class B  shares in  the  sub-
account  will also  convert  to           Class A shares.  The
portion will be determined by the ratio that           the
shareholder's  Class B shares  converting to  Class A shares bears  to the  shareholder's total  Class B  shares not
acquired           through  the   reinvestment   of  dividends
and  capital   gain           distributions.

                                       TAXATION

               The following is  a general discussion of  certain
tax rules           thought to be applicable with respect to the
Fund.  It  is merely           a summary  and is  not an
exhaustive  discussion of  all possible           situations  or
of all potentially applicable taxes.  Accordingly,
shareholders  and  prospective   shareholders  should  consult  a
         competent  tax  advisor about  the  tax consequences  to
them of           investing in the Fund.

               The  Fund  intends to  be  taxed as  a  regulated
investment           company under  Subchapter M of  the Code.
Accordingly,  the Fund           must, among  other  things, (a)
derive  in each  taxable year  at           least 90% of its
gross income from dividends, interest,  payments           with
respect to certain securities loans, and gains from the sale or  other disposition of stock, securities or foreign
currencies,           or other income derived with respect to its
business of investing           in  such stock,  securities  or
currencies;  (b)  derive in  each           taxable year  less
than 30% of its gross  income from the sale or           other
disposition of  certain assets held less than three months,
   namely:   (i)  stock  or securities;  (ii)  options, futures,
or           forward  contracts (other than  those on foreign
currencies); or           (iii)  foreign   currencies  (or
options,  futures,  or  forward           contracts on foreign
currencies) that are not directly related to           the Fund's
principal business of investing in stock or securities
(or options and futures with respect to stock or securities) (the
         "30% Limitation"); and (c) diversify its holdings so
that, at the           end of each fiscal quarter, (i) at least
50% of the  market value           of  the Fund's  assets is
represented by  cash,  U.S. Government           securities,  the
 securities  of   other  regulated   investment
companies  and  other  securities,  with  such  other  securities limited, in respect of  any one issuer, to an  amount
not greater           than 5%  of the value of the  Fund's total
assets and  10% of the           outstanding voting securities
of such issuer, and  (ii) not more           than 25% of  the
value  of its  total assets is  invested in  the
securities   of  any  one  issuer  (other  than  U.S.  Government
         securities  and the  securities  of  other  regulated
investment           companies).

               As a regulated  investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that  it distributes  to
shareholders,  if  at least  90% of  its           investment
company taxable  income (which  includes, among  other
items,  dividends,  interest  and the  excess  of  any short-term capital gains over long-term capital losses) for the
taxable year           is distributed.  The Fund intends to
distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a  calendar  year  distribution
requirement  are  subject  to  a           nondeductible 4%
excise tax at the Fund level.  To avoid the tax,           the
Fund must distribute during  each calendar year, (1) at least
     98% of its  ordinary income (not taking into  account any
capital           gains or losses) for  the calendar year, (2) at
least  98% of its           capital  gains in  excess  of its
capital  losses (adjusted  for           certain ordinary losses)
for a one-year period  generally ending           on October 31
of the calendar year, and (3)  all ordinary income           and
capital  gains for previous  years that were  not distributed during  such years.  To avoid  application of the excise
tax, the           Fund  intends  to  make  distributions  in
accordance  with  the           calendar  year distribution
requirements.  A distribution will be           treated as paid
on December 31 of the current calendar year if it           is
declared by  the Fund in October, November or  December of the
      year with  a record date  in such a  month and  paid by the
Fund           during January of the following year.  Such
distributions will be           taxable  to shareholders in  the
calendar year  the distributions           are  declared,  rather
than  the  calendar  year  in  which  the           distributions
are received.














          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The  taxation of  equity  options and  OTC
options on  debt           securities is  governed by Code
section 1234.  Pursuant  to Code           section 1234, the
premium received by the Fund for selling  a put           or call
option  is not included in income at the time of receipt.
 If the option expires, the  premium is short-term capital gain
to           the Fund.   If the  Fund enters  into a closing
transaction, the           difference between the amount paid  to
close out its position and           the premium  received is
short-term  capital gain or loss.   If a           call option
written by  the Fund is exercised,  thereby requiring
the Fund  to  sell  the  underlying security,  the  premium  will increase the amount  realized upon the sale of  such
security and           any resulting gain  or loss will be  a
capital gain or  loss, and           will be long-term or short-
term depending upon the holding period           of  the
security.  With  respect to a put or  call option that is
 purchased  by the Fund, if the option is sold, any resulting
gain           or loss will be a capital gain or loss, and will
be long-term or           short-term, depending upon the holding
period of the option.  If           the option expires, the
resulting loss is a capital loss  and is           long-term or
short-term, depending upon the holding period of the
option.   If the option is exercised, the  cost of the option, in
         the case of a call option, is added to the basis of the
purchased           security and, in  the case  of a put  option,
reduces the  amount           realized on the underlying security
in determining gain or loss.

               Some  of the options,  futures and foreign
currency forward           contracts  in which  the Fund  may
invest may  be "section  1256           contracts."  Gains (or
losses) on these contracts  generally are           considered
to be 60% long-term and  40% short-term capital gains
or  losses; however foreign currency gains or losses arising from certain section 1256  contracts are ordinary in
character.  Also,           section 1256  contracts  held by  the
Fund at  the  end of  each           taxable year (and on certain
other dates prescribed in the Code)           are "marked-to-
market" with the result that unrealized gains or losses are treated as though they were realized.

               The transactions  in options, futures and  forward
contracts           undertaken  by the  Fund  may result  in
"straddles"  for Federal           income tax purposes.  The
straddle rules may affect the character           of gains  or
losses realized  by the  Fund.  In  addition, losses
realized by the Fund on positions that are part of a straddle may be  deferred under the  straddle rules,  rather than
being taken           into account in  calculating the taxable
income for the  taxable           year  in which  such losses
are realized.    Because only  a few           regulations
implementing   the   straddle   rules   have   been
promulgated,  the consequences of  such transactions to  the Fund
         are  not entirely  clear.   The straddle  rules may
increase the           amount of short-term capital gain
realized by the Fund, which is           taxed as ordinary income
when distributed to shareholders.

               The Fund  may make  one or more  of the  elections
available           under the Code  which are applicable to
straddles.  If the  Fund           makes any of  the elections,
the amount, character  and timing of












          the recognition  of gains  or losses  from the
affected straddle           positions will be determined  under
rules that vary  according to           the election(s) made.
The  rules applicable under certain of the           elections
may operate to accelerate the recognition of gains or losses from the affected straddle positions.

               Because application  of the  straddle rules  may
affect  the           character of gains or losses, defer losses
and/or accelerate  the           recognition  of  gains  or
losses  from  the  affected  straddle           positions, the
amount  which must be distributed  to shareholders           as
ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not
engage           in such transactions.

               The 30%  Limitation  and  the  diversification
requirements           applicable to the Fund's assets may limit
the extent to which the           Fund will be  able to engage in
transactions  in options, futures           and forward
contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

               Gains  or losses  attributable to  fluctuations
in exchange           rates  which occur between the  time the
Fund accrues receivables           or liabilities denominated in
a foreign currency and the time the           Fund  actually
collects such receivables or pays such liabilities
generally  are treated  as  ordinary  income  or  ordinary  loss.
         Similarly, on  disposition of  some  investments,
including  debt           securities denominated in a foreign
currency and certain options,           futures  and forward
contracts,  gains or losses  attributable to
fluctuations in  the value of  the foreign  currency between  the date of acquisition of  the security or contract and the
date of           disposition also  are treated  as ordinary gain
or loss.   These           gains and  losses, referred  to under
the  Code as  "section 988"           gains or  losses, increase
or  decrease the amount of  the Fund's           investment
company taxable income available to be distributed to
its  shareholders as  ordinary  income.   If  section 988  losses
         exceed other investment  company taxable income during
a taxable           year, the Fund  would not be  able to make
any  ordinary dividend           distributions,  or
distributions  made  before  the  losses were           realized
would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               The Fund may invest in  shares of foreign
corporations which           may be classified  under the Code
as passive foreign  investment           companies  ("PFICs").
In  general,  a  foreign  corporation  is           classified
as  a  PFIC  if  at  least  one-half  of  its  assets
constitute investment-type assets,  or 75% or  more of its  gross
         income is  investment-type income.   If the  Fund
receives  a so-          called "excess distribution" with
respect to PFIC stock, the Fund           itself  may  be subject
to  a tax  on  a portion  of  the excess           distribution,
whether   or  not  the  corresponding   income  is












          distributed by the  Fund to shareholders.  In  general,
under the           PFIC  rules,  an excess  distribution is
treated as  having been           realized ratably over  the
period during which the  Fund held the           PFIC shares.
The  Fund itself  will be  subject to  tax on  the
portion, if any,  of an excess distribution that  is so allocated to  prior Fund taxable years and an interest factor will
be added           to the tax, as if the tax had  been payable in
such prior taxable           years.   Certain distributions from
a  PFIC as well as  gain from           the sale  of PFIC  shares
are  treated  as excess  distributions.           Excess
distributions  are characterized  as ordinary  income even
  though,  absent application  of the  PFIC  rules, certain
excess           distributions might have been classified as
capital gain.

               The Fund may  be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available  in some
circumstances, the  Fund  generally would  be           required
to include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions
         are  received from the  PFIC in a  given year.   If this
election           were made, the  special rules, discussed
above, relating to  the           taxation of excess
distributions, would not apply.   In addition,           other
elections may become available that would affect the tax treatment of PFIC shares held by the Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the  debt securities (with a fixed
maturity date of           more than  one  year  from the  date
of issuance)  that  may  be           acquired by the Fund may be
treated as debt securities that  are           issued originally
at a discount.   Generally, the amount  of the           original
issue discount ("OID") is treated as interest income and
is included  in income over  the term of the  debt security, even though payment of that amount is not received until a
later time,           usually when the debt security matures.

               If  the Fund  invests in  certain high yield
original issue           discount obligations  issued by
corporations, a  portion of  the           original  issue
discount  accruing  on  the  obligation  may  be
eligible   for   the   deduction   for   dividends   received  by
         corporations.   In such  event, dividends  of investment
company           taxable   income  received  from   the  Fund
by   its  corporate           shareholders,  to  the  extent
attributable  to  such  portion of           accrued  original
issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

               Some of the  debt securities (with a fixed
maturity date of           more than  one  year from  the  date
of issuance)  that  may  be           acquired by the  Fund in
the  secondary market may be  treated as           having  market
discount.    Generally,  gain  recognized  on  the
disposition of, and  any partial payment of principal  on, a debt security having market discount is treated as  ordinary
income to           the extent  the gain, or  principal payment,
does not  exceed the           "accrued market  discount" on such
debt security.   In addition,












          the  deduction  of  any interest  expenses
attributable  to debt           securities  having market
discount  may  be  deferred.    Market           discount
generally accrues in equal daily installments.  The Fund
may  make  one  or  more  of the  elections  applicable  to  debt
         securities  having  market  discount,   which  could
affect  the           character and timing of recognition of
income.

               Some debt securities (with a fixed maturity date
of one year           or less from  the date of issuance)  that
may be acquired  by the           Fund may be treated as having
acquisition discount, or OID in the           case of  certain
types of  debt securities.  Generally,  the Fund           will
be required to include  the acquisition discount, or OID, in income over the term of the debt security, even though
payment of           that amount is not received until  a later
time, usually when the           debt  security matures.   The
Fund  may make  one or more  of the           elections
applicable  to   debt  securities  having  acquisition
discount, or OID, which could affect the character and timing of recognition of income.

               The  Fund generally will be required to distribute
dividends           to  shareholders representing discount on
debt securities that is           currently  includible in
income, even  though  cash representing           such income may
not have been received by the Fund.   Cash to pay           such
dividends may be obtained from sales proceeds of securities held by the Fund.

          DISTRIBUTIONS

               Distributions  of  investment  company  taxable
income  are           taxable to a U.S. shareholder as ordinary
income, whether paid in           cash  or  shares.   Dividends
paid by  the Fund  to  a corporate           shareholder, to  the
extent  such dividends  are attributable  to           dividends
received from  U.S.  corporations  by  the  Fund,  may
qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to
corporations  may           reduce   the   value   of  the
dividends   received  deduction.           Distributions of net
capital gains (the excess  of net long-term           capital
gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital  gains,  whether paid  in  cash or  in
shares,           regardless of how long the shareholder has held
the Fund's shares           and  are not  eligible  for  the
dividends  received  deduction.           Shareholders  receiving
distributions in the form of newly issued           shares will
have a cost basis in each share received equal to the
net asset value  of a share of the Fund on the distribution date.
         A  distribution of an amount in excess  of the Fund's
current and           accumulated earnings and profits will be
treated by a shareholder           as a return of capital  which
is applied against and reduces  the           shareholder's basis
in his or her shares.  To the extent that the           amount of
any  such distribution exceeds the  shareholder's basis
in  his  or her  shares,  the  excess  will  be  treated  by  the shareholder  as gain  from  a  sale or  exchange  of the
shares.           Shareholders will be notified annually as to
the U.S. Federal tax           status of distributions and
shareholders receiving  distributions












          in the form  of newly issued shares  will receive a
report  as to           the net asset value of the shares
received.

               If  the  net  asset  value  of shares  is  reduced
below  a           shareholder's cost  as a  result of a
distribution by  the Fund,           such  distribution generally
will  be  taxable  even  though  it           represents a return
of invested capital.   Shareholders should be           careful
to consider  the tax implications  of buying shares  just
 prior to a distribution.   The price of shares purchased  at
this           time  may reflect  the amount  of  the forthcoming
distribution.           Those  purchasing  just prior  to a
distribution will  receive a           distribution which
generally will be taxable to them.

          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize  a taxable gain  or
loss depending  upon           his or  her basis  in  the shares.
 Such  gain or  loss will  be           treated as capital gain
or loss  if the shares are capital assets           in the
shareholder's  hands and  generally will  be long-term  or
  short-term, depending upon  the shareholder's holding period
for           the shares.   Any loss realized on a  redemption
sale or exchange           will  be disallowed  to the  extent
the shares  disposed of  are           replaced (including
through reinvestment of dividends)  within a           period of
61 days beginning  30 days  before and ending  30 days
after the  shares are disposed of.  In such  a case, the basis of the shares  acquired will be  adjusted to reflect  the
disallowed           loss.   Any loss  realized by a  shareholder
on the  sale of Fund           shares held  by the  shareholder
for six-months  or less  will be           treated  for tax
purposes as  a  long-term capital  loss to  the           extent
of any distributions of capital gain dividends received or
  treated  as having been received  by the shareholder with
respect           to such shares.

               In some cases,  shareholders will not  be
permitted to  take           all or portion of their sales  loads
into account for purposes of           determining  the  amount
of  gain  or  loss   realized  on  the           disposition  of
their shares.  This prohibition generally applies           where
(1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before
the           91st day after the date on which  they were
acquired, and (3) the           shareholder subsequently acquires
shares in the Fund  or another           regulated investment
company and  the otherwise applicable  sales           charge is
reduced under a "reinvestment right" received upon  the
initial purchase of Fund  shares.  The term "reinvestment  right"
         means  any right  to  acquire  shares of  one  or more
regulated           investment companies without the payment  of
a sales load or with           the payment of a reduced sales
charge.  Sales charges affected by           this rule are
treated as if  they were incurred with  respect to           the
shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.















          FOREIGN WITHHOLDING TAXES

               Income received  by the Fund  from sources within
a foreign           country may be subject to  withholding and
other taxes imposed by           that country.

               If more than 50% of the value of the Fund's total
assets at           the close of  its taxable year consists of
securities of foreign           corporations, the Fund  will be
eligible and may  elect to "pass-          through" to the Fund's
shareholders  the amount of foreign income           and similar
taxes paid by the Fund.  Pursuant to this election, a
shareholder  will be  required  to include  in  gross income  (in addition to taxable  dividends actually received) his or
her pro           rata share  of the foreign income  and similar
taxes paid  by the           Fund, and will be entitled either
to deduct his or her pro  rata           share of foreign income
and similar taxes in computing his or her           taxable
income or to  use it as a foreign tax  credit against his
 or her  U.S. Federal  income taxes, subject  to limitations.
No           deduction for foreign  taxes may be claimed by  a
shareholder who           does not itemize deductions.   Foreign
taxes generally may not be           deducted by a shareholder
that  is an individual in computing the           alternative
minimum  tax.   Each  shareholder  will  be notified
within 60 days after the close of the Fund's taxable year whether the foreign taxes  paid by the Fund will  "pass-through"
for that           year  and,  if  so,  such  notification  will
designate  (1)  the           shareholder's portion  of the
foreign  taxes paid  to each  such           country  and (2) the
portion of  the  dividend which  represents           income
derived from sources within each such country.

               Generally,  a credit  for  foreign taxes  is
subject  to the           limitation  that it  may not  exceed
the shareholder's  U.S. tax           attributable  to his or her
total foreign source taxable income.           For this purpose,
if the Fund makes the election described in the
preceding  paragraph, the  source  of  the  Fund's  income  flows
         through to  its shareholders.   With respect  to the
Fund, gains           from the sale of securities  generally will
be treated as derived           from  U.S. sources  and  section
988 gains  will  be treated  as           ordinary income derived
from U.S. sources.  The limitation on the           foreign  tax
credit  is  applied  separately  to  foreign  source
passive income, including foreign  source passive income received from the  Fund.  In addition,  the foreign tax credit
may offset           only  90%  of the  revised  alternative
minimum tax  imposed  on           corporations and individuals.

               The foregoing is only  a general description of
the  foreign           tax credit under current law.   Because
application of the credit           depends  on the  particular
circumstances  of each  shareholder,           shareholders are
advised to consult their own tax advisers.


















          BACKUP WITHHOLDING

               The Fund will be required  to report to the
Internal Revenue           Service  ("IRS")  all  taxable
distributions,  as  well  as gross           proceeds from the
redemption of  the Fund's shares, except in the           case of
certain exempt shareholders.   All such distributions and
 proceeds will be subject to  withholding of Federal income tax
at           a rate  of 31% ("backup  withholding") in the case
of non-exempt           shareholders  if (1)  the shareholder
fails to furnish  the Fund           with   and  to   certify
the   shareholder's  correct   taxpayer           identification
number or  social security  number,  (2) the  IRS
notifies the  shareholder or the  Fund that  the shareholder  has failed to report properly certain interest and dividend
income to           the IRS and  to respond to  notices to that
effect, or (3)  when           required  to do so,  the
shareholder fails to  certify that he or           she is  not
subject  to backup withholding.   If  the withholding
provisions are  applicable, any  such distributions  or proceeds, whether reinvested in additional shares or taken in
cash, will be           reduced by the amounts required to be
withheld.

               Distributions may also be subject to additional
state, local           and  foreign  taxes  depending on  each
shareholder's particular           situation.   Non-U.S.
shareholders may  be subject  to  U.S. tax           rules  that
differ  significantly  from  those summarized  above.
This discussion  does not  purport to  deal with  all of  the tax
         consequences   applicable   to   the    Fund   or
shareholders.           Shareholders are advised to  consult
their own tax advisers  with           respect  to  the
particular tax consequences to them of an investment in the Fund.

                               PERFORMANCE INFORMATION

               Comparisons  of  the  Fund's performance  may  be
made with           respect to various unmanaged indices
(including the  TSE 300, S&P           100,  S&P  500, Dow  Jones
Industrial Average  and  Major Market           Index) which
assume reinvestment of dividends, but do not reflect
deductions for  administrative and  management costs.   The  Fund
         also  may be  compared to  Lipper's  Analytical Reports,
reports           produced by  a widely used  independent
research firm  that ranks           mutual funds  by overall
performance, investment  objectives and           assets, or to
Wiesenberger Reports.  Lipper  Analytical Services           does
not include sales charges in computing performance.  Further information  on  comparisons  is  contained  in  the
Prospectus.           Performance  rankings will be based on
historical information and           are not intended to indicate
future performance.

               In addition, the  Trust may, from time to  time,
include the           average annual  total return and  the
cumulative total  return of           shares of the  Fund in
advertisements, promotional  literature or           reports to
shareholders or prospective investors.

               AVERAGE  ANNUAL TOTAL  RETURN.   Quotations of
standardized           average  annual  total  return
("Standardized  Return")  for   a           specific  class of
shares of the  Fund will be expressed in terms












          of the average annual compounded  rate of return that
would cause           a  hypothetical investment in that class of
the Fund made on the           first day of  a designated period
to equal  the ending redeemable           value ("ERV") of such
hypothetical  investment on the last day of           the
designated period, according to the following formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical  initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total  return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment  made
at the  beginning of the                               period.

               For purposes  of the above  computation for the
Fund,  it is           assumed that all  dividends and capital
gains  distributions made           by  the Fund  are reinvested
at  net asset  value in  additional           shares  of the
same  class  during the  designated  period.   In
calculating  the ending redeemable  value for Class A  shares and assuming complete redemption at the end of the
applicable period,           the  maximum 5.75%  sales  charge is
deducted  from the  initial           $1,000 payment  and, for
Class B  shares and Class C  shares, the           applicable
CDSC imposed  upon redemption  of  Class B shares  or
Class C  shares held  for the period  is deducted.   Standardized
         Return  quotations for  the Fund  do  not take  into
account  any           required   payments   for   federal   or
state   income  taxes.           Standardized  Return quotations
for Class B shares for periods of           over eight years will
reflect conversion of the Class B shares to           Class A
shares at  the end  of  the eighth  year.   Standardized
Return quotations are determined to the nearest 1/100 of 1%.

               The Fund may, from time to  time, include in
advertisements,           promotional literature or reports to
shareholders or  prospective           investors  total return
data that are not calculated according to           the formula
set forth above ("Non-Standardized Return").  Neither
initial  nor CDSCs  are taken  into account  in calculating  Non-
        Standardized  Return; a sales  charge, if deducted,
would reduce           the return.

               In  determining  the  average  annual  total
return  for  a           specific Class  of shares  of the Fund,
recurring fees,  if any,           that  are charged  to  all
shareholder  accounts  are taken  into           consideration.
For any account fees that  vary with the size of           the
account of the Fund, the account fee used for purposes of the following computations  is assumed  to be the  fee that
would be           charged to the mean account size of the Fund.














                Since the Fund will not have commenced operations
until May           __, 1997, no performance information is
available for the Fund as           of the date of this SAI.

               OTHER QUOTATIONS, COMPARISONS AND  GENERAL
INFORMATION.  The           foregoing  computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this  rule may contain a number  of different measures
of performance,  computation methods  and assumptions,  including
         but not limited to:   historical total returns; results
of actual           or hypothetical investments; changes  in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund  will vary
from time  to           time  depending  on  market conditions,
the  composition  of the           Fund's  portfolio and
operating  expenses of  the  Fund.   These           factors  and
possible   differences  in  the  methods   used  in
calculating  performance  quotations  should  be considered  when comparing  performance information  regarding  the
Fund's  shares           with  information published  for other
investment  companies and           other investment vehicles.
Performance quotations should also be           considered
relative to changes in  the value of the Fund's shares
and  the risks associated  with the Fund's  investment objectives and policies.  At any  time in the future, performance
quotations           may be higher or lower than past performance
quotations and there           can be  no assurance  that any
historical performance  quotation           will continue in the
future.

               The  Fund may also  cite endorsements or  use for
comparison           their  performance   rankings  and  listings
 reported  in  such           newspapers or business or consumer
publications as, among others:           AAII  Journal, Barron's,
Boston Business Journal,  Boston Globe,           Boston Herald,
Business  Week, Consumer's Digest, Consumer  Guide
Publications,  Changing  Times,   Financial  Planning,  Financial
         World,   Forbes,  Fortune,  Growth   Fund  Guide,
Houston  Post,           Institutional  Investor, International
Fund Monitor,  Investor's           Daily,  Los Angeles Times,
Medical Economics, Miami Herald, Money           Mutual  Fund
Forecaster, Mutual  Fund Letter, Mutual  Fund Source
Book, Mutual Fund Values, National Underwriter Nelson's Directory
         of Investment  Managers, New York  Times, Newsweek, No
Load Fund           Investor,  No Load  Fund*  X,  Oakland
Tribune,  Pension  World,           Pensions  and Investment Age,
Personal Investor, Rugg and Steele,           Time,  U.S. News
and World  Report, USA  Today, The  Wall Street
Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Statement of  Assets and Liabilities for the
Fund as of           April __,  1997 and  the Report  of
Independent Accountants  are           attached hereto as
Appendix B.
















                            APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

             [From  "Moody's  Bond Record,"  November  1994 Issue
(Moody's           Investors  Service, New  York,  1994),  and
"Standard  &  Poor's           Municipal Ratings Handbook,"
October 1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by  Moody's to  be of  the  best quality,
carrying the  smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable  margin and  principal is  secure.
Bonds rated Aa are judged by Moody's to be of high quality by all
         standards.   Aa  bonds are  rated  lower than  Aaa bonds
because           margins of protection may not be as large as
those of  Aaa bonds,           or   fluctuations  of  protective
elements  may  be  of  greater           amplitude, or there may
be  other elements present which make the           long-term
risks appear  somewhat larger than those  applicable to
Aaa securities.   Bonds which are rated A by Moody's possess many
         favorable  investment  attributes  and are  considered
as  upper           medium-grade obligations.   Factors giving
security to principal           and interest are considered
adequate, but elements may be present           which  suggest a
susceptibility to  impairment  sometime in  the           future.

               Bonds  rated  Baa  by  Moody's  are considered
medium-grade           obligations, i.e., they  are neither
highly protected  nor poorly           secured.    Interest
payments  and  principal  security   appear           adequate
for the present, but  certain protective elements may be
lacking  or may be  characteristically unreliable over  any great
         length  of  time.     Such  bonds  lack   outstanding
investment           characteristics and in fact  have
speculative characteristics  as           well.   Bonds which
are rated Ba are  judged to have speculative           elements;
their future cannot be considered well-assured.  Often
the protection  of interest and  principal payments  may be  very moderate  and thereby not  well safeguarded during  both
good and           bad times over the future.  Uncertainty of
position characterizes           bonds in this  class.   Bonds
which  are rated  B generally  lack           characteristics  of
the  desirable  investment.    Assurance  of           interest
and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

               Bonds  which are  rated Caa  are of  poor
standing.     Such           issues  may be in  default or  there
may  be present  elements of           danger with  respect to
principal  or interest.  Bonds  which are           rated Ca
represent  obligations which are  speculative in a  high
degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest
rated class           of bonds and issues so rated can  be
regarded as having extremely           poor prospects of ever
attaining any real investment standing.












               (b)   COMMERCIAL  PAPER.   The Prime  rating is
the highest           commercial paper rating assigned  by
Moody's.  Among  the factors           considered by  Moody's in
assigning ratings  are the  following:           (1)  evaluation
of  the management  of  the issuer;  (2) economic
evaluation   of  the  issuer's  industry  or  industries  and  an
         appraisal  of speculative-type  risks which  may  be
inherent  in           certain  areas;  (3)  evaluation  of  the
issuer's  products  in           relation to competition and
customer acceptance; (4)  liquidity;           (5) amount and
quality of long-term debt; (6)  trend of earnings           over
a  period of ten  years; (7) financial strength  of a parent company and the  relationships which exist  with the issuer;
and           (8) recognition by management of obligations which
may be present           or  may  arise as  a  result  of  public
interest  questions  and           preparations to meet such
obligations.  Issuers within this Prime           category may
be  given ratings  1,  2  or 3,  depending  on  the
relative strengths of these factors.  The  designation of Prime-1 indicates the  highest quality  repayment capacity  of
the  rated           issue.

          S&P:

               (a)   CORPORATE BONDS.   An S&P  corporate debt
rating  is a           current assessment  of the
creditworthiness of  an obligor  with           respect  to a
specific obligation.    The ratings  are based  on
current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings
described           below may be modified  by the addition of a
plus or minus sign to           show relative standing within the
major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.   Capacity to pay
interest and  repay principal           is extremely strong.
Debt rated AA  is judged by S&P to  have a           very  strong
capacity  to pay  interest and  repay principal  and
differs from the highest rated issues only in small degree.  Debt rated A by  S&P has a strong  capacity to pay interest
and repay           principal,  although it  is  somewhat  more
susceptible  to  the           adverse   effects  of  changes
in  circumstances  and  economic           conditions than debt
in higher rated categories.

               Debt  rated BBB  by S&P  is  regarded by  S&P  as
having  an           adequate capacity to  pay interest and repay
principal.  Although           such  bonds  normally  exhibit
adequate  protection  parameters,           adverse economic
conditions or  changing circumstances are  more           likely
to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt  rated BB,  B,  CCC, CC  and C  is  regarded
as  having           predominately   speculative  characteristics
 with  respect   to           capacity to pay  interest and repay
principal.   BB indicates the           least degree of
speculation  and C the highest.   While such debt           will
likely  have  some quality  and protective  characteristics, these  are  outweighed  by large  uncertainties  or
exposures to           adverse  conditions.     Debt   rated  BB
has  less   near-term           vulnerability to default than
other speculative issues.  However,












          it  faces  major  ongoing uncertainties  or  exposure
to adverse           business,  financial or economic  conditions
which could  lead to           inadequate  capacity  to  meet
timely  interest  and  principal           payments.    The  BB
rating  category  is  also  used  for  debt
subordinated to senior debt that is assigned an actual or implied
         BBB- rating.  Debt rated B has a greater vulnerability
to default           but currently  has  the capacity  to meet
interest payments  and           principal repayments.  Adverse
business, financial, or  economic           conditions  will
likely  impair capacity  or  willingness to  pay
interest and repay principal.  The B rating category is also used for debt subordinated  to senior debt that is  assigned
an actual           or  implied BB  or BB- rating.   Debt  rated
CCC has  a currently           identifiable  vulnerability  to
default,  and  is dependent  upon           favorable business,
financial,  and economic  conditions to  meet           timely
payment  of interest and  repayment of principal.   In the
  event of adverse  business, financial or economic  conditions,
it           is  not likely  to have  the capacity to  pay
interest  and repay           principal.    The CCC  rating
category  is  also used  for  debt           subordinated to
senior debt that is assigned an actual or implied           B or
B- rating.   The  rating CC  typically is  applied to  debt
   subordinated to  senior  debt  which  is assigned  an  actual
or           implied CCC debt rating.   The rating  C typically
is applied  to           debt subordinated to  senior debt which
is assigned  an actual or           implied CCC-  debt rating.
The  C rating may be used  to cover a           situation  where
a bankruptcy petition has been filed, but debt service payments are continued.

               (b)   COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of  the likelihood of
timely payment of  debt           having an original maturity of
no more than 365 days.

               Commercial   paper  rated  A   by  S&P  has   the
following           characteristics:  (i) liquidity ratios  are
adequate to meet cash           requirements;  (ii) long-term
senior  debt rating should  be A or           better,  although
in  some cases  BBB credits  may be  allowed if           other
factors  outweigh the  BBB; (iii)  the  issuer should  have
   access  to at  least one  additional channel  of borrowing;
(iv)           basic earnings  and cash  flow should have  an
upward  trend with           allowances  made for unusual
circumstances; and (v) typically the           issuer's  industry
should  be well  established  and  the issuer           should
have  a strong  position  within  its  industry  and  the
 reliability  and  quality of  management should  be
unquestioned.           Issues rated A are further referred to by
use of numbers 1, 2 and           3 to denote relative strength
within this highest classification.           For  example, the
A-1 designation  indicates that the  degree of           safety
regarding timely payment of debt is strong.

               Issues  rated  B  are regarded  as  having  only
speculative           capacity for timely payment.  The C rating
is assigned  to short-          term debt obligations with a
doubtful capacity for payment.
















                                      APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF April __, 1997
                                         AND
                        REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________

             IVY PAN-EUROPE FUND
          STATEMENT OF ASSETS AND LIABILITIES
          April __, 1997

_________________________________________________________________

             ASSETS
            Cash  . . . . . . . . . . . . . . . .   $ ______
      Deferred organization expenses  . . .     ______
Prepaid blue sky fees . . . . . . . .     ______
                                   -------               Total
Assets . . . . . . . . . . .     ______
                          -------

          LIABILITIES
            Due to affiliate  . . . . . . . . . .     ______
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .   $ ______

                                       =======           CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .   $ ______
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .
                                         $ ______
                                    =======           CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $ ______
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $ ______
                                               =======
NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .   $ ______
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per  share is equal
to the  net asset value                per  share less  any
applicable contingent  deferred  sales                charge, up
to a maximum of 5%.












                         (See Notes to Financial Statements)


































































_________________________________________________________________

             IVY PAN-EUROPE FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          April __, 1997

_________________________________________________________________

             1. ORGANIZATION: Ivy Pan-Europe Fund  is a series of
shares of           Ivy Fund. The  shares of beneficial interest
are  assigned no par           value and  an unlimited number of
shares of  Class A, Class B and           Class C are authorized.
Ivy Fund was organized as a Massachusetts           business
trust  under a Declaration  of Trust dated  December 21,
1983 and is registered under  the Investment Company Act of 1940, as  amended,  as a  diversified,  open-end  management
investment           company.

             The Fund will commence  operations on May __, 1997.
As of the           date   of  this   report,  operations   have
been  limited   to           organizational  matters and  the
issuance  of  initial shares  to           Mackenzie Investment
Management Inc. (MIMI).

             2.  ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from May __,           1997, the  commencement date
of operations.  Such organizational           expenses have  been
paid by  MIMI and  will be reimbursed  by the           Fund.

             3.  TRANSACTIONS WITH AFFILIATES:   Ivy Management
Inc. (IMI),           a wholly owned subsidiary of  MIMI, is the
Manager and Investment           Adviser  of the  Fund.
Currently,  IMI  voluntarily limits  the           Fund's  total
operating  expenses (excluding  taxes, 12b-1  fees,
brokerage commissions,  interest, litigation  and indemnification expenses, and any other extraordinary expenses) to an
annual rate           of 1.95% of its average net assets.

          MIMI provides  certain  administrative,  accounting
and  pricing           services for the Fund.

          Ivy  Mackenzie   Distributors,  Inc.  (IMDI),   a
wholly   owned           subsidiary of  MIMI, is  the underwriter
and  distributor of  the           Fund's shares, and as such,
purchases shares from the Fund at net           asset value to
settle orders from investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI,  is the  transfer and  shareholder
servicing agent  for the           Fund.

          Officers of Ivy Fund are  officers and/or employees of
MIMI, IMI,           IMDI and IMSC.  Such individuals are not
compensated  by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy  Fund who  are
not affiliated with MIMI or IMI receive compensation from the Fund.














          PART C.   OTHER INFORMATION

          Item 24:  Financial Statements and Exhibits

               (a)  Financial Statements:

                    -    Included in Part A:  Not applicable.

                    -    Included in Part B:  Statement of Assets
and                          Liabilities as of _____________,
1997 and Related                          Notes (to be filed by
amendment)

               (b)  Exhibits:

                    1.   (a)  Amended and Restated Declaration of
Trust                               dated December 10, 1992,
filed with Post-                              Effective Amendment
No. 71 to Registration                               Statement
No. 2-17613 and incorporated by
reference herein.

                         (b)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment                               No. 73 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (c)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Establishment and Designation of
Additional                               Series (Ivy Emerging
Growth Fund), filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Redesignation of Shares (Ivy Growth
with                               Income Fund--Class A) and
Establishment and                               Designation of
Additional Class (Ivy Growth                               with
Income Fund--Class C), filed with Post-
  Effective Amendment No. 73 to Registration
        Statement No. 2-17613 and incorporated by reference herein.

                         (f)  Redesignation of Shares (Ivy
Emerging Growth                               Fund--Class A, Ivy
Growth Fund--Class A and                               Ivy
International Fund--Class A), filed with
    Post-Effective Amendment No. 74 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (g)  Establishment and Designation of
Additional                               Series (Ivy China Region
Fund), filed with                               Post-Effective
Amendment No. 74 to












                              Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (h)  Establishment and Designation of
Additional                               Class (Ivy China Region
Fund--Class B, Ivy                               Emerging Growth
Fund--Class B, Ivy Growth                               Fund--
Class B, Ivy Growth with Income Fund--
 Class B and Ivy International Fund--Class B),
          filed with Post-Effective Amendment No. 74
                for Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (i)  Establishment and Designation of
Additional                               Class (Ivy International
Fund--Class I),                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Establishment and Designation of
Series and                               Classes (Ivy Latin
American Strategy Fund--                              Class A and
Class B, Ivy New Century Fund--
Class A and Class B), filed with Post-
 Effective Amendment No. 75 to Registration
       Statement No. 2-17613 and incorporated by reference herein.

                         (k)  Establishment and Designation of
Series and                               Classes (Ivy
International Bond Fund--Class A
and Class B), filed with Post-Effective
   Amendment No. 76 to Registration Statement
         No. 2-17613 and incorporated by reference herein.

                         (l)  Establishment and Designation of
Series and                               Classes (Ivy Bond Fund,
Ivy Canada Fund, Ivy                               Global Fund,
Ivy Short-Term U.S. Government
Securities Fund (now known as Ivy Short-Term
        Bond Fund) -- Class A and Class B), filed
             with Post-Effective Amendment No. 77 to
                Registration Statement No. 2-17613 and
                  incorporated by reference herein.

                         (m)  Redesignation of Ivy Short-Term
U.S.                               Government Securities Fund as
Ivy Short-Term                               Bond Fund, filed
with Post-Effective                               Amendment No.
81 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (n)  Redesignation of Shares (Ivy Money
Market                               Fund--Class A and Ivy Money
Market Fund--                              Class B), filed with
Post-Effective Amendment                               No. 84 to
Registration Statement No. 2-17613
and incorporated by reference herein.












                         (o)  Form of Establishment and
Designation of                               Additional Class
(Ivy Bond Fund--Class C; Ivy                               Canada
Fund--Class C; Ivy China Region Fund--
 Class C; Ivy Emerging Growth Fund--Class C;
        Ivy Global Fund--Class C; Ivy Growth Fund--
              Class C; Ivy Growth with Income Fund--Class
                     C; Ivy International Fund--Class C; Ivy
Latin                               America Strategy Fund--Class
C; Ivy                               International Bond Fund--
Class C; Ivy Money                               Market Fund--
Class C; Ivy New Century Fund--
Class C), filed with Post-Effective Amendment
         No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (p)  Establishment and Designation of
Series and                               Classes (Ivy Global
Science & Technology                               Fund--Class A,
Class B, Class C and Class I),
filed with Post-Effective Amendment No. 86 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (q)  Establishment and designation of
Series and                               Classes (Ivy Global
Natural Resources Fund--                              Class A,
Class B and Class C; Ivy Asia
Pacific Fund--Class A, Class B and Class C;
       Ivy International Small Companies Fund--Class
                A, Class B, Class C and Class I), filed with
                        Post-Effective Amendment No. 89 to
                      Registration Statement No. 2-17613 and
                        incorporated by reference herein.

                         (r)  Establishment and designation of
Series and                               Classes (Ivy Pan-Europe
Fund--Class A, Class                               B and Class
C), filed with this Post-                              Effective
Amendment No. 92 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                    2.   By-Laws, as amended and, filed with
Post-Effective                          Amendment No. 48 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    3.   Not Applicable

                    4.   (a)  Specimen Securities for Ivy Growth
Fund, Ivy                               Growth with Income Fund,
Ivy International                               Fund and Ivy
Money Market Fund, filed with                               Post-
Effective Amendment No. 49 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (b)  Specimen Security for Ivy Emerging
Growth                               Fund, filed with Post-
Effective Amendment No.













                              70 to Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (c)  Specimen Security for Ivy China
Region Fund,                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (d)  Specimen Security for Ivy Latin
American                               Strategy Fund, filed with
Post-Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (e)  Specimen Security for Ivy New
Century Fund,                               filed with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Specimen Security for Ivy
International Bond                               Fund, filed with
Post-Effective Amendment No.                               76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (g)  Specimen Securities for Ivy Bond
Fund, Ivy                               Canada Fund, Ivy Global
Fund, and Ivy Short-                              Term U.S.
Government Securities Fund, filed
with Post-Effective Amendment No. 77 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                    5.   (a)  Master Business Management and
Investment                               Advisory Agreement
between Ivy Fund and Ivy
Management, Inc. and Supplements for Ivy
    Growth Fund, Ivy Growth with Income Fund, Ivy
             International Fund and Ivy Money Market Fund,
                      filed with Post-Effective Amendment No. 68
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (b)  Subadvisory Contract by and among
Ivy Fund,                               Ivy Management, Inc. and
Boston Overseas                               Investors, Inc.,
filed with Post-Effective                               Amendment
No. 68 to Registration Statement
No. 2-17613 and incorporated by the reference herein.

                         (c)  Assignment Agreement relating to
Subadvisory                               Contract, filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Emerging Growth












                              Fund, filed with Post-Effective
Amendment No.                               74 to Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (e)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy China Region                               Fund, filed with
Post-Effective Amendment No.                               71 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Business Management and
Investment                               Advisory Supplement for
Ivy Latin America                               Strategy Fund,
filed with Post-Effective                               Amendment
No. 75 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy New                               Century
Fund, filed with Post-Effective
Amendment No. 75 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (h)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy                               International
Bond Fund, filed with Post-
Effective Amendment No. 76 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Bond Fund, Ivy                               Global Fund and
Ivy Short-Term U.S.                               Government
Securities Fund, filed with Post-
Effective Amendment No. 81 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (j)  Master Business Management
Agreement between                               Ivy Fund and Ivy
Management, Inc., filed with                               Post-
Effective Amendment No. 81 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (k)  Form of Supplement to Master
Business                               Agreement between Ivy Fund
and Ivy                               Management, Inc. (Ivy
Canada Fund), filed                               with Post-
Effective Amendment No. 77 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Investment Advisory
Agreement between                               Ivy Fund and
Mackenzie Financial Corporation,












                              filed with Post-Effective Amendment
No. 77 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (m)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
Global Science & Technology Fund), filed
    with Post-Effective Amendment No. 86 to
       Registration Statement No. 2-17613 and
         incorporated by reference herein.

                         (n)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy Asia
Pacific Fund and Ivy International
Small Companies Fund), filed with Post-
  Effective Amendment No. 89 to Registration
        Statement No. 2-17613 and incorporated by reference herein.

                         (o)  Form of Supplement to Master
Business                               Management Agreement
between Ivy Fund and Ivy
Management, Inc. (Ivy Global Natural
Resources Fund), filed with Post-Effective
      Amendment No. 89 to Registration Statement
            No. 2-17613 and incorporated by reference
                 herein.

                         (p)  Form of Supplement to Investment
Advisory                               Agreement between Ivy Fund
and Mackenzie                               Financial Corporation
(Ivy Global Natural                               Resources
Fund), filed with Post-Effective
Amendment No. 89 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                    6.   (a)  Dealer Agreement, as amended and,
filed with                               Post-Effective Amendment
No. 70 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (b)  Amended and Restated Distribution
Agreement,                               filed with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Addendum to Amended and Restated
Distribution                               Agreement, filed with
Post-Effective                               Amendment No. 73 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.














                         (d)  Addendum to Amended and Restated
Distribution                               Agreement (Ivy Money
Market Fund--Class A and                               Class B),
filed with Post-Effective Amendment
No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Class C), filed with                               Post-
Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Science &                               Technology
Fund--Class A, Class B, Class C                               and
Class I), filed with Post-Effective
Amendment No. 86 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Natural                               Resources Fund-
-Class A, Class B and Class C;                               Ivy
Asia Pacific Fund--Class A, Class B and
   Class C; Ivy International Small Companies
         Fund--Class A, Class B, Class C, and Class
               I), filed with Post-Effective Amendment No.
                      89 to Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                    7.   Not Applicable

                    8.   Custodian Agreement between Ivy Fund and
Brown                          Brothers Harriman & Co., filed
with Post-Effective                          Amendment No. 74 to
Registration No. 2-17613 and
incorporated by reference herein.

                    9.   (a)  Master Administrative Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund and Ivy Money Market Fund,
           filed with Post-Effective Amendment No. 68 to
                    Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (b)  Addendum to Administrative Services
Agreement                               Supplement for Ivy
International Fund, filed                               with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Administrative Services Agreement
Supplement                               for Ivy Emerging Growth
Fund, filed with












                              Post-Effective Amendment No. 73 to
                            Registration Statement No. 2-17613
and                               incorporated by reference
herein.                          (d)  Administrative Services
Agreement Supplement                               for Ivy China
Region Fund, filed with Post-
Effective Amendment No. 73 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Administrative Services Agreement
Supplement                               for Class I Shares of
Ivy International Fund,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Master Fund Accounting Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Emerging Growth Fund and Ivy
  Money Market Fund, filed with Post-Effective
          Amendment No. 73 to Registration Statement
                No. 2-17613 and incorporated by reference
                     herein.

                         (g)  Fund Accounting Services Agreement
Supplement                               for Ivy Growth with
Income Fund, filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (h)  Fund Accounting Services Agreement
Supplement                               for Ivy China Region
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Transfer Agency and Shareholder
Services                               Agreement between Ivy Fund
and Ivy                               Management, Inc., filed
with Post-Effective                               Amendment No.
71 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (j)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 73 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (k)  Assignment Agreement relating to
Transfer                               Agency and Shareholder
Services Agreement,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.












                         (l)  Form of Administrative Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (m)  Form of Administrative Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (n)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (o)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (p)  Form of Administrative Services
Agreement                               Supplement for Ivy
International Bond Fund,                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (q)  Form of Fund Accounting Services
Agreement                               Supplement for
International Bond Fund,                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (r)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 76 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (s)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 77 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (t)  Administrative Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.












                         (u)  Fund Accounting Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (v)  Form of Administrative Services
Agreement                               Supplement for Ivy Bond
Fund, Ivy Canada                               Fund, Ivy China
Region Fund, Ivy Emerging                               Growth
Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund, Ivy International Bond
        Fund, Ivy Latin America Strategy Fund, Ivy
              Money Market Fund and Ivy New Century Fund,
                     filed with Post-Effective Amendment No. 84
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (w)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement,
filed with                               Post-Effective Amendment
No. 84 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (x)  Form of Administrative Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (y)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (z)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Science & Technology
Fund, filed with Post-                              Effective
Amendment No. 86 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (aa) Form of Administrative Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.













                         (bb) Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (cc) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Natural Resources
Fund, Ivy Asia Pacific Fund                               and Ivy
International Small Companies Fund,
filed with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                    10.  Not applicable

                    11.  Not applicable

                    12.  Not applicable

                    13.  Not applicable

                    14.  Not applicable

                    15.  (a)  Amended and Restated Distribution
Plan for                               Class A shares of Ivy
China Region Fund, Ivy                               Growth Fund,
Ivy Growth with Income Fund, Ivy
International Fund and Ivy Emerging Growth
      Fund, filed with Post-Effective Amendment No.
               73 to Registration Statement No. 2-17613 and
                       incorporated by reference herein.

                         (b)  Distribution Plan for Class B
shares of Ivy                               China Region Fund,
Ivy Growth Fund, Ivy                               Growth with
Income Fund, Ivy International                               Fund
and Ivy Emerging Growth Fund, filed with
    Post-Effective Amendment No. 73 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (c)  Distribution Plan for Class C
Shares of Ivy                               Growth with Income
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Rule 12b-1 Related
Agreement, filed                               with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.














                         (e)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 76 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (f)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 76 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (g)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 77 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (h)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 77 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (i)  Form of Supplement to Distribution
Plan for                               Ivy Growth with Income
Fund Class C Shares                               (Redesignation
as Class D Shares), filed with
Post-Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Form of Distribution Plan for Class
C shares                               of Ivy Bond Fund, Ivy
Canada Fund, Ivy China                               Region Fund,
Ivy Emerging Growth Fund, Ivy
Global Fund, Ivy Growth Fund, Ivy Growth with
         Income Fund, Ivy International Fund, Ivy
             International Bond Fund, Ivy Latin America
                   Strategy Fund and Ivy New Century Fund, filed
                            with Post-Effective Amendment No. 85
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (k)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Science & Technology
Fund), filed with Post-Effective Amendment
      No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (l)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement













                              No. 2-17613 and incorporated by
reference                               herein.

                         (m)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (n)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Natural Resources Fund,
Ivy Asia Pacific Fund and Ivy International
       Small Companies Fund), filed with Post-
         Effective Amendment No. 89 to Registration
               Statement No. 2-17613 and incorporated by
                    reference herein.

                         (o)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Natural                                Resources
Fund, Ivy Asia Pacific Fund and Ivy
International Small Companies Fund), filed
      with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (p)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Natural                               Resources Fund,
Ivy Asia Pacific Fund and Ivy
International Small Companies Fund), filed
      with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                    16.  Schedule of Computation of Standardized
                       Performance Quotations, filed with Post-
Effective                          Amendment No. 71 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    17.  Not applicable.

                    18.  (a)  Plan adopted pursuant to Rule 18f-3
under the                               Investment Company Act of
1940, filed with                               Post-Effective
Amendment No. 83 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (b)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 85 to Registration
Statement No. 2-17613 and incorporated by reference herein.












                         (c)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 87 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 89 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with this Post-
Effective Amendment No. 92 to Registration
      Statement No. 2-17613.

          25.  Not applicable

          26.  Number of Holders of Securities

          26.  Number of Holders of Securities

          Fund:               Date           Class     Record
Holders

          Ivy Asia Pacific    1/31/97        Class A        13
      Fund                               Class B         1
                                     Class C         0

          Ivy Bond Fund       1/31/97        Class A     4,635
                                         Class B       217
                                     Class C        41
                                 Class I         0

          Ivy Canada Fund     1/31/97        Class A     2,202
                                         Class B       179
                                     Class C        22

          Ivy China Region    1/31/97        Class A     2,178
                                         Class B     1,122
                                     Class C        34

          Ivy Emerging        1/31/97        Class A     5,211
      Growth Fund                        Class B     3,318
                                     Class C       259

          Ivy Global Fund     1/31/97        Class A     1,474
                                         Class B       638
                                     Class C        11

          Ivy Global Natural  1/31/97        Class A        50












          Resources Fund                     Class B        12
                                         Class C         1

          Ivy Global Science  1/31/97        Class A       537
      & Technology Fund                  Class B       400
                                     Class C       198
                                 Class I         0

          Ivy Growth Fund     1/31/97        Class A    29,882
                                         Class B       280
                                     Class C         7

          Ivy Growth with     1/31/97        Class A     6,062
      Income Fund                        Class B       638
                                     Class C        11
                                 Class D        35

          Ivy International   1/31/97        Class A    22,697
      Fund                               Class B    15,183
                                     Class C     1,270
                                 Class I       327

          Ivy International   1/31/97        Class A         0
      Bond Fund                          Class B         0
                                     Class C         0

          Ivy International   1/31/97        Class A        29
      Small Companies Fund               Class B        20
                                     Class C         2
                                 Class D         0

          Ivy Latin America   1/31/97        Class A       354
      Strategy Fund                      Class B       158
                                     Class C         7

          Ivy Money Market    1/31/97        Class A     2,444
      Fund                               Class B       133
                                     Class C         7

          Ivy New Century     1/31/97        Class A       877
      Fund                               Class B       521
                                     Class C       152

          27.  Indemnification

               Reference is made to Article VIII of the
Registrant's                Amended and Restated Declaration of
Trust, dated December                10, 1992, filed with Post-
Effective Amendment No. 71 to                Registration
Statement No. 2-17613 and incorporated by reference herein.

          28.  Business and Other Connections of Investment
Adviser














               Information Regarding Adviser and Subadviser Under
Advisory                Arrangements.  Reference is made to the
Form ADV of each of                Ivy Management, Inc., the
adviser to the Trust, Mackenzie                Financial
Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston
        Overseas Investors, Inc.), the subadviser to Ivy
     International Fund.

               The list required by this Item 28 of officers and
directors                of Ivy Management, Inc. and Northern
Cross Investments                Limited, together with
information as to any other business                profession,
vocation or employment of a substantial nature
engaged in by such officers and directors during the past
      two years, is incorporated by reference to Schedules A and
D                of each firm's respective Form ADV.

          29.  Principal Underwriters

               (a)  Ivy Mackenzie Distribution, Inc. ("IMDI"),
formerly                     Mackenzie Ivy Funds Distribution,
Inc., Via Mizner                     Financial Plaza, 700 South
Federal Highway, Suite 300,                     Boca Raton,
Florida 33432, Registrant's distributor, is                     a
subsidiary of Mackenzie Investment Management Inc.
    ("MIMI"), Via Mizner Financial Plaza, 700 South Federal
             Highway, Suite 300, Boca Raton, Florida 33432.  IMDI
                   also serves as the distributor for Mackenzie
Series                     Trust.  IMDI is the successor to
MIMI's distribution                     activities.

               (b)  The information required by this Item 29
regarding each                     director, officer or partner
of IMDI is incorporated by                     reference to
Schedule A of Form BD filed by IMDI                     pursuant
to the Securities Exchange Act of 1934.

               (c)  Not applicable

          30.  Location of Accounts and Records

               The information required by this item is
incorporated by                reference to Item 7 of Part II of
Post-Effective Amendment                No. 46 to Registration
Statement No. 2-17613.

          31.  Not applicable

          32.  Undertakings

               (a)  Not applicable

               (b)  Registrant undertakes to file a Post-
Effective                     Amendment, using reasonably current
financial                     statements of Ivy Pan-Europe Fund,
within four to six                     months from the effective
date of this Post-Effective                     Amendment No. 92
to Registrant's Registration Statement                     under
the Securities Act of 1933.












               (c)  Registrant undertakes to furnish each person
to whom a                     prospectus is delivered with a copy
of Registrant's                     latest annual report to
shareholders, upon request and                     without
charge.






























































                                      SIGNATURES

               Pursuant to the requirements of the Securities Act
of 1933           and the Investment Company Act of 1940, the
Registrant certifies           that it meets all of the
requirements for effectiveness of this           Post-Effective
Amendment No. 92 to its Registration Statement           pursuant
to Rule 485(b) under the Securities Act of 1933 and has
duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the third day of
April,           1997.

                                                  IVY FUND


                                                  By:  Keith J.
Carlson*#
President           *By: JOSEPH R. FLEMING
               Attorney-in-fact

               Pursuant to the requirements of the Securities Act
of 1933,           this Post-Effective Amendment No. 92 to the
Registration           Statement has been signed below by the
following persons in the           capacities and on the dates
indicated.

          SIGNATURES                    TITLE
DATE

          MICHAEL G. LANDRY*            Trustee and
4/3/97                                         Chairman (Chief
                                        Executive Officer)

          JOHN S. ANDEREGG, JR.*        Trustee
4/3/97

          PAUL H. BROYHILL*             Trustee
4/3/97

          STANLEY CHANNICK*             Trustee
4/3/97

          FRANK W. DEFRIECE, JR.*       Trustee
4/3/97

          ROY J. GLAUBER*               Trustee
4/3/97

          KEITH J. CARLSON**            Trustee and
4/3/97                                         President

          JOSEPH G. ROSENTHAL*          Trustee
4/3/97

          RICHARD N. SILVERMAN*         Trustee
4/3/97

          J. BRENDAN SWAN*              Trustee
4/3/97

          C. WILLIAM FERRIS*            Secretary/Treasurer
4/3/97                                         (Chief Financial
                                        Officer)













          *By: JOSEPH R. FLEMING
               Attorney-in-fact

          *    Executed pursuant to powers of attorney filed with
              Post-Effective Amendments Nos. 69, 73, 74, 84 and
89 to                Registration Statement No. 2-17613.

          #    Executed pursuant to resolutions filed with Post-
Effective                Amendment No. 91 to Registration
Statement No. 2-17613 and                incorporated by
reference herein.























































                                    EXHIBIT INDEX


          1(r)      Establishment and designation of Series and
Classes                     (Ivy Pan-Europe Fund--Class A, Class
B and Class C)

          18(e)     Form of Amended and Restated Plan adopted
pursuant to                     Rule 18f-3 under the Investment
Company Act of 1940